UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

CNI Charter Funds
(Exact name of registrant as specified in charter)
________

400 North Roxbury Drive
Beverly Hills, CA 90210
 (Address of principal executive offices) (Zip code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, CA 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

Item 1.  Schedule of Investments

Schedule of Investments
June 30, 2013 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [80.9%]
FAMC
1.250%, 12/06/13	$4,380	$4,400
3.125%, 02/04/14	5,000	5,086
3.250%, 06/25/14	3,500	3,603
FAMC DN (A)
0.010%, 07/01/13	14,000	14,000
0.050%, 07/09/13	10,000	10,000
0.090%, 07/02/13	19,495	19,495
0.075%, 07/12/13	10,000	10,000
0.125%, 08/01/13	20,844	20,842
0.162%, 08/06/13	34,000	33,994
0.065%, 08/15/13	13,000	12,999
0.065%, 08/22/13	13,000	12,999
0.100%, 10/18/13	24,800	24,792
0.160%, 11/25/13	10,945	10,938
0.155%, 02/28/14	25,000	24,974
0.140%, 03/06/14	20,000	19,981
0.170%, 03/18/14	15,000	14,982
0.167%, 03/25/14	42,352	42,299
FFCB
0.230%, 07/01/13(B)	25,000	24,999
0.130%, 07/01/13(B)	24,150	24,150
0.157%, 07/11/13(B)	20,000	20,000
0.210%, 08/06/13(B)	50,000	49,999
0.250%, 08/21/13(B)	21,000	21,019
0.166%, 08/27/13(B)	25,000	25,000
0.166%, 09/16/13(B)	18,750	18,750
0.350%, 10/03/13	10,000	10,006
0.156%, 11/01/13(B)	25,000	24,999
0.097%, 02/10/14(B)	22,075	22,084
0.220%, 03/24/14(B)	20,000	20,000
0.216%, 04/21/14(B)	31,690	31,691
0.200%, 05/13/14	20,000	20,008
FFCB DN (A)
0.075%, 07/25/13	42,856	42,854
0.160%, 04/15/14	19,095	19,070
FHLB
0.120%, 07/12/13(B)	50,000	50,000
0.140%, 07/25/13(B)	45,000	45,000
0.280%, 07/26/13	5,700	5,701
0.140%, 08/28/13	25,000	24,999
0.120%, 08/28/13	14,000	14,001
0.140%, 09/04/13(B)	25,000	25,000
0.140%, 09/05/13	25,000	24,999
4.000%, 09/06/13	6,515	6,560
0.260%, 09/09/13	10,000	10,003
4.500%, 09/16/13	12,510	12,623
3.625%, 10/18/13	20,000	20,204
0.170%, 11/15/13(B)	15,000	14,999
0.100%, 11/20/13	30,000	29,999
0.160%, 12/19/13	20,400	20,401
0.180%, 12/20/13(B)	25,000	24,998
0.875%, 12/27/13	9,415	9,450
0.200%, 01/02/14(B)	20,000	19,999
0.120%, 02/10/14	25,000	24,997
0.280%, 02/24/14	12,250	12,261

Description	Face Amount (000)	Value (000)

0.160%, 03/28/14	$62,405	$62,404
0.125%, 04/17/14	51,765	51,752
0.125%, 05/02/14	9,350	9,348
0.094%, 06/12/14(B)	20,000	20,000
FHLB DN (A)
0.020%, 07/02/13	50,000	50,000
0.042%, 07/03/13	211,624	211,623
0.040%, 07/05/13	39,100	39,100
0.030%, 07/09/13	50,000	50,000
0.014%, 07/12/13	53,000	53,000
0.030%, 07/15/13	128,623	128,621
0.043%, 07/19/13	245,150	245,145
0.046%, 07/24/13	91,100	91,097
0.120%, 07/26/13	95,000	94,996
0.050%, 08/02/13	20,000	19,999
0.060%, 08/07/13	30,000	29,998
0.135%, 01/08/14	5,000	4,996
FHLMC
0.164%, 07/04/13(B)	22,500	22,505
4.125%, 09/27/13	25,855	26,101
0.450%, 01/09/14	10,000	10,016
1.375%, 02/25/14	15,098	15,217
FHLMC DN (A)
0.030%, 07/01/13	19,000	19,000
0.040%, 07/15/13	8,390	8,390
0.120%, 09/16/13	4,000	3,999
0.120%, 10/08/13	3,550	3,549
FNMA
3.875%, 07/12/13	31,414	31,448
0.500%, 08/09/13	6,500	6,502
1.000%, 09/23/13	5,000	5,009
0.360%, 09/23/13(B)	29,000	29,057
1.125%, 10/08/13	15,493	15,531
2.500%, 05/15/14	21,026	21,457
FNMA DN (A)
0.037%, 07/01/13	82,450	82,450
0.123%, 07/03/13	30,555	30,555
0.040%, 07/22/13	27,900	27,899
0.150%, 08/14/13	28,567	28,562
0.150%, 08/21/13	25,000	24,995
0.115%, 10/02/13	12,500	12,496
0.150%, 02/03/14	20,000	19,982

Total U.S. Government Agency Obligations
(Cost $2,663,006)		2,663,006

Municipal Bonds [6.6%]
California [2.1%]
ABAG Finance Authority for Nonprofit, Miramar Apartments Project, Ser A, RB, FNMA, AMT
0.060%, 07/04/13 (B) (C)	15,000	15,000
Anaheim, Housing Authority, Sea Wind Apartments Project, Ser C, RB, FNMA, AMT
0.070%, 07/04/13 (B) (C)	6,300	6,300

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)	Value (000)

California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.070%, 07/04/13 (B) (C)	$8,000	$8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.060%, 07/04/13 (B) (C)	28,450	28,450
Sacramento County Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.070%, 07/04/13 (B) (C)	9,000	9,000

Total California		66,750

New York [3.2%]
New York State, Housing Finance Agency, 11th Avenue Project, Ser A, RB, FNMA, AMT
0.060%, 07/03/13 (B) (C)	19,000	19,000
New York State, Housing Finance Agency, 345 East 94th Street Project, Ser A, RB, FHLMC, AMT
0.070%, 07/03/13 (B) (C)	13,200	13,200
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.060%, 07/03/13 (B) (C)	23,800	23,800
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.060%, 07/03/13 (B) (C)	14,100	14,100
New York State, Housing Finance Agency, 750 6th Avenue Project, Ser A, RB, FNMA, AMT
0.060%, 07/03/13 (B) (C)	7,500	7,500
New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.060%, 07/03/13 (B) (C)	7,900	7,900

Description	Face Amount (000)	Value (000)

New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.070%, 07/03/13 (B) (C)	$20,000	$20,000

Total New York		105,500

Texas [0.8%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.090%, 07/03/13 (B) (C)	13,695	13,695
Texas Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.090%, 07/04/13 (B) (C)	13,725	13,725

Total Texas		27,420

Washington [0.5%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.090%, 07/04/13 (B) (C)	16,295	16,295

Total Municipal Bonds
(Cost $215,965)		215,965

U.S. Treasury Obligations [3.2%]
U.S. Treasury Bill
0.016%, 07/18/13 (A)	50,000	50,000
U.S. Treasury Notes
4.250%, 08/15/13	50,000	50,260
0.250%, 10/31/13	5,000	5,001

Total U.S. Treasury Obligations
(Cost $105,261)		105,261

Commercial Paper [1.0%]
Straight-A Funding
0.080%, 07/03/13	34,811	34,811

Total Commercial Paper
(Cost $34,811)		34,811

Repurchase Agreements (D) [8.0%]
Bank of America
0.070%, dated 06/28/13, repurchased on 07/01/13, repurchase price $30,000,175 (collateralized by a U.S. Treasury Note, par value $31,800,000, 1.000%, 08/31/19; with total market value $30,600,000)	30,000	30,000

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)/ Shares	Value (000)

Barclays
0.100%, dated 06/28/13, repurchased on 07/01/13, repurchase price $82,000,683 (collateralized by a U.S. Treasury Note, par value $82,300,000, 1.750%, 01/31/14; with total market value $83,700,000)	$82,000	$82,000
Deutsche Bank
0.180%, dated 06/28/13, repurchased on 07/01/13, repurchase price $40,000,600 (collateralized by a U.S. Government obligation, par value $41,000,000, 0.780%, 04/03/17; with total market value $40,800,000)	40,000	40,000
Deutsche Bank
0.120%, dated 06/28/13, repurchased on 07/01/13, repurchase price $10,000,100 (collateralized by a U.S. Treasury Note, par value $10,200,000, 0.250%, 10/15/15; with total market value $10,200,000)	10,000	10,000
Goldman Sachs
0.110%, dated 06/28/13, repurchased on 07/01/13, repurchase price $100,000,917 (collateralized by U.S. Government obligations, par values ranging from $16,800,000 to $49,200,000, 0.193% to 2.250%, 09/14/15 to 10/17/22; with total market value $102,000,000)	100,000	100,000

Total Repurchase Agreements
(Cost $262,000)		262,000

Short-Term Investment [0.2%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.050%*	8,449,103	8,449

Total Short-Term Investment
(Cost $8,449)		8,449

Total Investments [99.9%]
(Cost $3,289,492)†		$3,289,492

Percentages are based on Net Assets of $3,291,642 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
*	The rate reported is the 7-day effective yield as of June 30, 2013.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2013.
(C)	Put and Demand Feature — The date reported is the next reset date or put date.
(D)	Tri-Party Repurchase Agreement.

ABAG — Association of Bay Area Governments
AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
RB — Revenue Bond
Ser — Series

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$2,663,006	$—	$2,663,006
Municipal Bonds	—	215,965	—	215,965
U.S. Treasury Obligations	—	105,261	—	105,261
Commercial Paper	—	34,811	—	34,811
Repurchase Agreements	—	262,000	—	262,000
Short-Term Investment	8,449	—	—	8,449
Total Investments in Securities	$8,449	$3,281,043	$—	$3,289,492

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2013 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Commercial Paper [57.7%]
Banks [28.1%]
ANZ New Zealand Int'l (A)
0.240%, 11/06/13	$10,000	$9,991
ASB Finance (A)
0.230%, 08/28/13	10,350	10,346
0.200%, 09/16/13	10,000	9,996
0.250%, 10/30/13	15,000	14,987
Australia & New Zealand Banking Group (A)
0.220%, 09/12/13	10,000	9,995
Bank of Nova Scotia
0.225%, 10/04/13	10,000	9,994
0.200%, 12/09/13	10,000	9,991
Bank of Tokyo-Mitsubishi UFJ NY
0.240%, 10/29/13	10,000	9,992
0.240%, 11/22/13	15,000	14,986
Korea Development Bank NY
0.210%, 07/01/13	10,000	10,000
0.130%, 07/02/13	30,000	30,000
Macquarie Bank (A)
0.230%, 07/02/13	7,000	7,000
0.250%, 08/01/13	5,000	4,999
0.250%, 08/08/13	9,398	9,396
0.250%, 09/13/13	15,000	14,992
Manhattan Asset Funding (A)
0.180%, 07/09/13	10,000	10,000
Mitsubishi UFJ Trust & Banking (A)
0.250%, 09/16/13	15,000	14,992
Mizuho Bank
0.240%, 07/01/13	20,000	20,000
National Australia Funding Delaware (A)
0.180%, 07/01/13	16,000	16,000
0.160%, 08/26/13	15,000	14,996
0.225%, 12/23/13	15,000	14,984
Sumitomo Corp of America
0.200%, 08/05/13	15,000	14,997
0.230%, 08/14/13	4,750	4,749
0.240%, 08/19/13	3,850	3,849
0.250%, 09/30/13	10,000	9,994
Sumitomo Mitsui Trust Bank Limited (A)
0.220%, 09/04/13	10,000	9,996
Westpac Securities NZ (A)
0.190%, 07/18/13	15,000	14,999
0.185%, 08/01/13	10,000	9,998
0.250%, 08/19/13	7,850	7,847

Total Banks		344,066

Drugs [1.6%]
Abbott Laboratories (A)
0.060%, 07/02/13	20,000	20,000

Description	Face Amount (000)	Value (000)

Electric-Distribution [0.9%]
Hydro-Quebec (A)
0.080%, 07/02/13	$10,500	$10,500

Financial Services [13.3%]
Allianz Finance (A)
0.300%, 08/20/13	16,300	16,293
Caisse Centrale Desjardins du Quebec (A)
0.210%, 10/24/13	15,000	14,990
0.225%, 10/25/13	20,000	19,986
CPPIB Capital (A)
0.200%, 12/04/13	2,000	1,998
0.230%, 01/03/14	15,000	14,982
General Electric Capital
0.230%, 07/29/13	15,000	14,997
0.240%, 09/03/13	10,000	9,996
0.230%, 11/04/13	10,000	9,992
MetLife Short Term Funding (A)
0.120%, 07/12/13	25,000	24,999
Toyota Financial Services de Puerto Rico
0.250%, 08/27/13	15,000	14,994
0.210%, 10/21/13	10,000	9,993
0.200%, 11/04/13	10,000	9,993

Total Financial Services		163,213

Food, Beverage & Tobacco [1.2%]
Coca-Cola (A)
0.200%, 01/07/14	5,000	4,995
Nestle Capital (A)
0.320%, 07/10/13	10,000	9,999

Total Food, Beverage & Tobacco		14,994

Import/Export [2.0%]
Mitsui & USA
0.180%, 08/20/13	15,000	14,996
0.150%, 08/22/13	8,000	7,999

Total Import/Export		22,995

Investment Banker/Broker Dealer [1.9%]
AllianceBernstein (A)
0.200%, 07/01/13	3,690	3,690
0.320%, 07/09/13	10,000	9,999
0.320%, 07/22/13	10,000	9,998

Total Investment Banker/Broker Dealer		23,687

Medical-HMO [2.9%]
UnitedHealth Group (A)
0.220%, 07/01/13	35,000	35,000

Petroleum & Fuel Products [1.0%]
BP Capital Markets (A)
0.190%, 08/07/13	2,500	2,499

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

ConocoPhillips Qatar Funding (A)
0.170%, 08/16/13	$10,000	$9,998

Total Petroleum & Fuel Products		12,497

Regional Authority [2.4%]
California State, Educational Facilities Authority
0.200%, 01/23/14	15,000	15,000
San Francisco, Airports Commission
0.140%, 07/09/13	14,700	14,700

Total Regional Authority		29,700

Retail [1.6%]
Wal-Mart Stores (A)
0.060%, 07/08/13	20,000	20,000

Schools [0.8%]
University of California
0.130%, 07/10/13	10,000	10,000

Total Commercial Paper
(Cost $706,652)		706,652

Certificates of Deposit [21.8%]
Banco Del Estado De Chile
0.310%, 07/08/13	15,000	15,000
0.270%, 10/10/13	10,000	10,000
0.630%, 11/27/13	8,600	8,613
0.630%, 12/04/13	2,500	2,504
Bank of America
0.190%, 07/08/13	25,000	25,000
0.190%, 07/29/13	10,000	10,000
Bank of Montreal IL
0.210%, 07/08/13	6,750	6,750
0.284%, 08/01/13	15,000	15,000
0.160%, 08/26/13	15,000	15,000
Bank of Nova Scotia
0.230%, 08/02/13	15,000	15,000
Citibank
0.270%, 08/05/13	15,000	15,000
0.270%, 08/09/13	20,000	20,000
Mizuho Funding
0.220%, 09/24/13	15,000	14,993
National Australia Bank
0.240%, 07/16/13	4,000	4,000
Norinchukin Bank
0.260%, 08/01/13	10,000	10,000
0.240%, 08/05/13	15,000	15,000
0.230%, 09/10/13	10,000	10,000
Sumitomo Mitsui Banking
0.230%, 08/05/13	15,000	15,000
Toronto-Dominion Bank
0.276%, 07/19/13	10,000	10,000
0.240%, 09/25/13	10,000	10,000
0.240%, 09/26/13	15,000	15,002

Description	Face Amount (000)	Value (000)

Westpac Banking
0.370%, 12/20/13	$5,000	$5,003

Total Certificates of Deposit
(Cost $266,865)		266,865

Municipal Bonds [13.1%]
California [6.0%]
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB
0.010%, 07/01/13(B) (C) (E)	15,000	15,000
California State, Pollution Control Financing Authority, Pacific Gas & Electric Project, Ser C, RB
0.010%, 07/01/13(B) (C) (E)	5,000	5,000
Los Angeles, Department of Water & Power, Ser B-3, RB
0.040%, 07/01/13(C) (E)	38,340	38,340
Southern California, Metropolitan Water District, Ser B-3, RB
0.030%, 07/01/13(C) (E)	15,000	15,000

Total California		73,340

Illinois [1.2%]
Chicago, Midway Airport Authority, Ser B, RB
0.090%, 07/01/13(B) (C) (E)	14,500	14,500

Massachusetts [1.3%]
Massachusetts State, Health & Educational Facilities Authority, Childrens Hospital Project, Ser N-4, RB
0.050%, 07/01/13(B) (C) (E)	16,100	16,100

North Carolina [1.4%]
Charlotte, Water and Sewer System, Ser B, RB
0.050%, 07/04/13(C) (E)	16,300	16,300

Ohio [1.4%]
Ohio State, Higher Educational Facility Commission, Cleveland Clinic Project, Ser B-4, RB
0.050%, 07/01/13(C) (E)	17,485	17,485

Texas [1.8%]
Lower Neches Valley Authority Industrial Development, Exxon-Mobil Project, RB
0.010%, 07/01/13(C) (E)	22,100	22,100

Total Municipal Bonds
(Cost $159,825)		159,825

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Repurchase Agreements (F)[5.6%]
Bank of America
0.070%, dated 06/28/13, repurchased on 07/01/13, repurchase price $10,000,058 (collateralized by a U.S. Treasury Note, par value $10,600,000, 1.000%, 8/31/19; with total market value $10,200,000)	$10,000	$10,000
Barclays
0.100%, dated 06/28/13, repurchased on 07/01/13, repurchase price $18,000,150 (collateralized by a U.S. Treasury Note, par value $18,800,000, 0.500%, 7/31/17; with total market value $18,400,000)	18,000	18,000
Deutsche Bank
0.180%, dated 06/28/13, repurchased on 07/01/13, repurchase price $15,000,225 (collateralized by a U.S. Government obligation, par value $15,300,000, 0.110%, 3/3/14; with total market value $15,300,000)	15,000	15,000
Deutsche Bank
0.120%, dated 06/28/13, repurchased on 07/01/13, repurchase price $10,000,100 (collateralized by a U.S. Treasury Note, par value $10,200,000, 0.250%, 10/15/15; with total market value $10,200,000)	10,000	10,000
Goldman Sachs
0.110%, dated 06/28/13, repurchased on 07/01/13, repurchase price $15,000,138 (collateralized by a U.S. Government obligation, par value $14,600,000, 5.250%, 6/18/14; with total market value $15,300,000)	15,000	15,000

Total Repurchase Agreements
(Cost $68,000)		68,000

U.S. Government Agency Obligations [1.1%]
FHLB
0.140%, 07/01/13(C)	10,000	10,000
FHLB DN
0.020%, 07/05/13(D)	3,665	3,665

Total U.S. Government Agency Obligations
(Cost $13,665)		13,665

Description	Shares	Value (000)

Short-Term Investment [0.7%]
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	8,614,293	$8,614

Total Short-Term Investment
(Cost $8,614)		8,614

Total Investments [100.0%]
(Cost $1,223,621)†		$1,223,621

Percentages are based on Net Assets of $1,223,587 ($ Thousands).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
*	The rate reported is the 7-day effective yield as of June 30, 2013.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2013, the value of these securities amounted to $450,434 ($ Thousands), representing 36.8% of the net assets of the Fund.

(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2013.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	Put and Demand Feature — The date reported is the next reset date or put date.
(F)	Tri-Party Repurchase Agreement.

Cl — Class
DN — Discount Note
FHLB — Federal Home Loan Bank
HMO — Health Maintenance Organization
RB — Revenue Bond
Ser — Series

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$706,652	$—	$706,652
Certificates of Deposit	—	266,865	—	266,865
Municipal Bonds	—	159,825	—	159,825
Repurchase Agreements	—	68,000	—	68,000
U.S. Government Agency Obligations	—	13,665	—	13,665
Short-Term Investment	8,614	—	—	8,614
Total Investments in Securities	$8,614	$1,215,007	$—	$1,223,621

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2013 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [85.6%]
California [78.1%]
Bay Area Toll Authority, Ser A-2, RB
0.050%, 07/04/13(A) (B) (C)	$15,000	$15,000
Bay Area Toll Authority, Ser C-1, RB
0.050%, 07/04/13(A) (B) (C)	14,445	14,445
Bay Area Toll Authority, Ser C-2, RB
0.050%, 07/04/13(A) (B) (C)	4,190	4,190
California State, Economic Recovery Project, Ser C-1, GO
0.040%, 07/01/13(A) (B) (C)	25,250	25,250
California State, GO
Pre-Refunded @ 100
5.500%, 11/01/13(D)	10,390	10,575
California State, GO
Pre-Refunded @ 100
5.250%, 08/01/13(D)	1,020	1,024
California State, GO
Pre-Refunded @ 100
5.125%, 11/01/13(D)	2,000	2,033
California State, GO
Pre-Refunded @ 100
5.000%, 08/01/13(D)	1,380	11,426
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB
0.050%, 07/03/13(A) (B) (C)	10,250	10,250
California State, Health Facilities Financing Authority, Ser A, RB
0.050%, 07/03/13(A) (B) (C)	2,085	2,085
California State, Health Facilities Financing Authority, Ser B, RB
0.070%, 07/03/13(A) (B) (C)	15,110	15,110
California State, Health Facilities Financing Authority, Ser C, RB
0.060%, 07/03/13(A) (B) (C)	8,650	8,650
California State, Health Facilities Financing Authority, Ser C, RB, AMBAC
Pre-Refunded @ 100
5.000%, 08/15/13(D)	1,695	1,705
California State, Health Facilities Financing Authority, Stanford Hospital, Ser A, RB
Pre-Refunded @ 100
5.000%, 11/15/13(D)	1,900	1,934
California State, Infrastructure & Economic Development Bank, Pacific Gas & Electric Project, Ser B, RB
0.030%, 07/01/13(A) (B) (C)	37,475	37,475

Description	Face Amount (000)	Value (000)

California State, Infrastructure & Economic Development Bank, Ser A, RB
0.030%, 07/01/13(A) (B) (C)	$17,100	$17,100
California State, Kindergarten Project, Ser A-1, GO
0.030%, 07/01/13(A) (B) (C)	19,405	19,405
California State, Kindergarten Project, Ser A-2, GO
0.040%, 07/01/13(A) (B) (C)	22,250	22,250
California State, Kindergarten Project, Ser A-3, GO
0.040%, 07/01/13(A) (B) (C)	7,260	7,260
California State, Kindergarten Project, Ser A-8, GO
0.060%, 07/04/13(A) (B) (C)	11,400	11,400
California State, Municipal Finance Authority, RB
0.040%, 07/01/13(A) (C)	13,000	13,000
California State, Public Works Board, Ser C, RB
Pre-Refunded @ 100
5.250%, 12/01/13(D)	7,810	7,975
California State, Ser A-2, GO
0.030%, 07/01/13(A) (B) (C)	4,500	4,500
California State, Ser A5, GO
0.030%, 07/01/13(A) (B) (C)	10,000	10,000
California State, Ser B-1, GO
0.030%, 07/01/13(A) (B) (C)	5,200	5,200
California State, Ser B-4, GO
0.060%, 07/03/13(A) (B) (C)	15,000	15,000
California State, Ser C-2, GO
0.030%, 07/01/13(A) (B) (C)	5,150	5,150
California State, Sub-Ser A, GO
0.040%, 07/03/13(A) (B) (C)	3,500	3,500
California Statewide, Communities Development Authority, RB
0.050%, 07/01/13(C)	5,050	5,050
California Statewide, Communities Development Authority, Masters College Project, Ser A, RB
0.070%, 07/04/13(A) (B) (C)	3,000	3,000
Eastern Municipal Water District, Ser C, COP
0.050%, 07/03/13(A) (C)	3,200	3,200
Eastern Municipal Water District, Ser D, COP
0.050%, 07/03/13(A) (C)	12,375	12,375
Elsinore Valley, Municipal Water District, Ser A, COP
0.120%, 07/03/13(A) (B) (C)	3,335	3,335
Elsinore Valley, Municipal Water District, Ser B, COP
0.110%, 07/03/13(A) (B) (C)	14,400	14,400
Fresno County, TRAN
1.250%, 06/30/14	5,000	5,053

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Irvine Ranch, Water District, SAB
0.060%, 07/04/13(A) (B) (C)	$5,200	$5,200
Irvine Ranch, Water District, Ser B, SAB
0.070%, 07/01/13(A) (B) (C)	5,655	5,655
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB
0.070%, 07/04/13(A) (C)	1,190	1,190
Los Angeles County, Ser A, TRAN
2.000%, 02/28/14	5,000	5,060
Los Angeles, Department of Water & Power, Sub-Ser A-3, RB
0.050%, 07/04/13(A) (C)	2,500	2,500
Los Angeles, Department of Water & Power, Sub-Ser A-8, RB
0.050%, 07/04/13(A) (C)	3,000	3,000
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB
0.050%, 07/04/13(A) (C)	6,200	6,200
Los Angeles, Department of Water & Power, Sub-Ser B-2, RB
0.030%, 07/01/13(A) (C)	37,500	37,500
Los Angeles, Department of Water & Power, Sub-Ser B-4, RB
0.050%, 07/04/13(A) (C)	9,075	9,075
Los Angeles, Department of Water & Power, Sub-Ser B-6, RB
0.040%, 07/01/13(A) (C)	16,600	16,600
Los Angeles, Unified School District, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/13(D)	18,305	18,305
Metropolitan Water District of Southern California, Ser A-1, RB
0.060%, 07/04/13(A) (C)	10,000	10,000
Metropolitan Water District of Southern California, Ser A-2, RB
0.060%, 07/04/13(A) (C)	11,000	11,000
Metropolitan Water District of Southern California, Ser A-3, RB
0.060%, 07/04/13(A) (C)	10,000	10,000
Modesto, Water Revenue, Ser A, RB
0.050%, 07/04/13(A) (B) (C)	4,800	4,800

Description	Face Amount (000)	Value (000)

Newport Beach, Hoag Memorial Hospital Project, Ser C, RB
0.050%, 07/03/13(A) (C)	$14,200	$14,200
Newport Beach, Ser D, RB
0.050%, 07/03/13(A) (B) (C)	11,300	11,300
Orange County, Apartment Development Authority, Riverbend Apartments Project, Ser B, RB, FHLMC
0.060%, 07/04/13(A) (C)	10,000	10,000
Orange County, Sanitation District, COP, FGIC
Pre-Refunded @ 100
5.250%, 08/01/13(D)	4,500	4,519
Orange County, Water District Authority, Ser A, COP
0.070%, 07/03/13(A) (B) (C)	25,350	25,350
Riverside County, Public Facilities Authority, Ser C, COP
0.060%, 07/03/13(A) (B) (C)	5,700	5,700
Riverside County, Ser A, TRAN
2.000%, 03/31/14	9,000	9,124
Riverside County, Water Authority, Ser A, RB
0.080%, 07/04/13(A) (C)	16,375	16,375
Sacramento County, Sanitation District Financing Authority, Sub-Ser D, RB
0.080%, 07/01/13(A) (B) (C)	1,975	1,975
Sacramento Municipal Utility District, Ser R, RB, NATL-RE
Pre-Refunded @ 100
5.000%, 08/15/13(D)	2,115	2,128
San Diego County, Regional Transportation Commission, Ser B, RB
0.040%, 07/04/13(A) (C)	9,180	9,180
San Diego County, Regional Transportation Commission, Ser D, RB
0.050%, 07/04/13(A) (C)	10,890	10,890
San Diego County, Ser A, RB
2.000%, 06/30/14	2,500	2,546
San Francisco City & County, Airports Commission, Ser 37C, RB
0.060%, 07/03/13(A) (B) (C)	15,900	15,900
Santa Barbara County, Ser A, RB
2.000%, 06/30/14	5,000	5,091

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B, RB
0.070%, 07/03/13(A) (C)	$14,820	$14,820
Santa Clara Valley, Transportation Authority, Ser C, RB
0.050%, 07/04/13(A) (C)	995	995
Santa Clara Valley, Transportation Authority, Ser C, RB
0.050%, 07/04/13(A) (C)	10,000	10,000
Santa Clara Valley, Transportation Authority, Ser D, RB
0.060%, 07/04/13(A) (C)	15,000	15,000
Southern California, Metropolitan Water District, Ser B-3, RB
0.030%, 07/01/13(A) (C)	2,700	2,700
Southern California, Public Power Authority, Ser A-1, RB
0.060%, 07/03/13(A) (B) (C)	19,400	19,400
Southern California, Public Power Authority, Ser A-2, RB
0.070%, 07/03/13(A) (B) (C)	8,900	8,900
Southern California, Public Power Authority, Southern Transmission Project, Ser A, RB, AGM
0.070%, 07/03/13(A) (C)	35,000	35,000
Ventura County, TRAN
2.500%, 07/01/13	5,000	5,000
West Basin, Municipal Water District, Ser A, COP, NATL-RE
Pre-Refunded @ 100
5.250%, 08/01/13(D)	2,000	2,008
West Basin, Municipal Water District, Ser A, COP, NATL-RE
Pre-Refunded @ 100
5.000%, 08/01/13(D)	1,345	1,350
West Basin, Municipal Water District, Ser A, COP, NATL-RE
Pre-Refunded @ 100
5.000%, 08/01/13(D)	1,625	1,631

Description	Face Amount (000)	Value (000)

West Basin, Municipal Water District, Ser A, COP, NATL-RE
Pre-Refunded @ 100
5.000%, 08/01/13(D)	$2,090	$2,098

Total California		758,570

New York [4.5%]
New York City, Municipal Water Finance Authority, Ser DD-1, RB
0.030%, 07/01/13(A) (C)	30,010	30,010
New York, New York, Sub-Ser G-6, GO
0.040%, 07/01/13(A) (B) (C)	13,635	13,635

Total New York		43,645

Texas [3.0%]
Lower Neches Valley Authority Industrial Development, RB
0.030%, 07/01/13(A) (C)	19,350	19,350
Lower Neches Valley Authority Industrial Development, Ser A, RB
0.030%, 07/01/13(A) (C)	10,000	10,000

Total Texas		29,350

Total Municipal Bonds
(Cost $831,565)		831,565

Commercial Paper [14.1%]
California [14.1%]
California State
0.150%, 08/07/13	15,000	15,000
California State, Department of Water Authority
0.160%, 09/04/13	12,315	12,315
0.100%, 09/04/13	1,943	1,943
California State, Educational Facilities Authority
0.200%, 01/23/14	25,000	25,000
California State, Health Facilities Financing Authority, Ser B-2
0.150%, 12/05/13(C)	18,550	18,550
Sacramento, Municipal Utility District
0.130%, 09/05/13	15,000	15,000
San Diego, Water Authority
0.140%, 07/02/13	13,100	13,100
0.140%, 07/09/13	6,000	6,000
0.090%, 07/08/13	10,000	10,000
Santa Clara Valley, Water District
0.140%, 09/05/13	7,090	7,090

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2013 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

University of California
0.130%, 07/09/13	$3,400	$3,400
0.130%, 08/01/13	10,000	10,000

Total California

Total Commercial Paper
(Cost $137,398)		137,398

Total Investments [99.7%]
(Cost $968,963)†		$968,963

Percentages are based on Net Assets of $971,470 ($ Thousands).

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2013.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC — Federal Home Loan Mortgage Corporation
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TRAN — Tax and Revenue Anticipation Note

As of June 30, 2013, all of the Fund’s investments are Level 2.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2013 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [40.8%]
Banks [17.8%]
Barclays Bank, MTN
2.205%, 07/10/13(A)	$545	$543
Citigroup
5.850%, 08/02/16	1,075	1,202
Goldman Sachs Group
5.125%, 01/15/15	1,100	1,160
JPMorgan Chase
6.000%, 01/15/18	955	1,090
Morgan Stanley
5.375%, 10/15/15	1,100	1,178
National Australia Bank, MTN
2.750%, 03/09/17	1,125	1,156
National Bank of Canada
1.500%, 06/26/15	755	764
Wachovia
5.750%, 06/15/17	1,100	1,249

Total Banks		8,342

Distribution/Wholesale [2.1%]
Glencore Funding
1.700%, 05/27/16(B)	1,000	970

Financial Services [6.7%]
Caterpillar Financial Services, MTN
1.625%, 06/01/17	545	542
Daimler Finance North America
6.500%, 11/15/13	940	960
General Electric Capital
2.950%, 05/09/16	1,100	1,146
Total Capital International
1.550%, 06/28/17	525	520

Total Financial Services		3,168

Food, Beverage & Tobacco [4.9%]
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	1,100	1,167
Bottling Group
6.950%, 03/15/14	1,100	1,148

Total Food, Beverage & Tobacco		2,315

Investment Banker/Broker Dealer [2.2%]
Merrill Lynch, MTN
6.400%, 08/28/17	940	1,061

Oil, Gas & Consumable Fuels [2.7%]
ConocoPhillips Canada Funding I
5.625%, 10/15/16	1,100	1,255

Petroleum & Fuel Products [2.0%]
Occidental Petroleum
1.750%, 02/15/17	940	939

Description	Face Amount (000)	Value (000)

Telephones & Telecommunications [2.4%]
AT&T
2.400%, 08/15/16	$1,100	$1,134

Total Corporate Bonds
(Cost $19,291)		19,184

U.S. Government Agency Obligations [31.4%]
FHLB
0.500%, 11/20/15	580	580
FHLMC
4.375%, 07/17/15	1,800	1,944
1.250%, 05/12/17	1,690	1,692
1.000%, 07/30/14	1,200	1,210
1.000%, 09/29/17	940	929
FNMA
5.000%, 03/15/16	1,800	2,008
1.000%, 10/16/17	1,300	1,273
0.500%, 07/02/15	4,000	4,005
0.500%, 07/30/15	1,150	1,150

Total U.S. Government Agency Obligations
(Cost $14,816)		14,791

U.S. Government Mortgage-Backed Obligations [12.3%]
FHLMC, Pool G12806
5.500%, 09/01/22	78	85
FHLMC, Pool G18247
5.000%, 04/01/23	47	50
FHLMC, Pool G18251
5.000%, 05/01/23	75	80
FHLMC, Pool G18321
4.500%, 08/01/24	37	39
FHLMC, Pool J04241
5.500%, 01/01/22	31	34
FHLMC, Pool J04459
5.000%, 03/01/22	48	52
FHLMC, Pool J04508
5.000%, 03/01/22	73	78
FHLMC, Pool J07575
5.000%, 04/01/23	37	39
FHLMC REMIC, Ser 2004-2825, Cl VP
5.500%, 06/15/15	2,433	2,481
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	652	677
FNMA, Pool 837196
5.500%, 02/01/21	83	90
FNMA, Pool 933915
4.500%, 06/01/23	62	66
FNMA, Pool 961783
4.500%, 02/01/23	78	83
FNMA REMIC, Ser 2010-39, Cl PD
3.000%, 06/25/38	597	610
FNMA REMIC, Ser 2012-1, Cl AE
1.750%, 12/25/21	408	418

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)/ Shares	Value (000)

GNMA, Ser 2012-3, Cl AK
3.000%, 01/16/27	$859	$897

Total U.S. Government Mortgage-Backed Obligations
(Cost $5,698)		5,779

U.S. Treasury Obligations [5.2%]
U.S. Treasury Notes
4.250%, 08/15/15	560	606
2.375%, 09/30/14	1,000	1,027
0.250%, 06/30/14	800	800

Total U.S. Treasury Obligations
(Cost $2,406)		2,433

Municipal Bonds [4.8%]
California [3.0%]
Southern California, Public Power Authority, Sub-Ser B, RB, AGM, ETM
6.930%, 05/15/17	1,195	1,430

Florida [1.8%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	855	827

Total Municipal Bonds
(Cost $2,234)		2,257

Sovereign Debt [2.4%]
Province of Ontario, Canada
1.600%, 09/21/16	1,100	1,116

Total Sovereign Debt
(Cost $1,117)		1,116

Asset-Backed Security [2.1%]
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	1,000	999

Total Asset-Backed Security
(Cost $1,000)		999

Short-Term Investments [0.4%]
CNI Government Money Market Fund, Servicing Cl, 0.010%*‡	91,640	91
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	91,640	92

Total Short-Term Investments
(Cost $183)		183

Total Investments [99.4%]
(Cost $46,745)†		$46,742

Percentages are based on Net Assets of $47,018 ($ Thousands).

†
At June 30, 2013, the tax basis cost of the Fund's investments was $46,745 ($ Thousands), and the unrealized appreciation and depreciation were $315 ($ Thousands) and $(318) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2013.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2013.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2013, the value of these securities amounted to $970 ($ Thousands), representing 2.06% of the net assets of the Fund.

AGM — Assured Guarantee Municipal
Cl — Class
ETM — Escrowed to Maturity
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$19,184	$—	$19,184
U.S. Government Agency Obligations	—	14,791	—	14,791
U.S. Government Mortgage-Backed Obligations	—	5,779	—	5,779
U.S. Treasury Obligations	—	2,433	—	2,433
Municipal Bonds	—	2,257	—	2,257
Sovereign Debt	—	1,116	—	1,116
Asset-Backed Security	—	999	—	999
Short-Term Investments	183	—	—	183
Total Investments in Securities	$183	$46,559	$—	$46,742

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [45.9%]
Egypt Government AID Bond
4.450%, 09/15/15	$8,000	$8,683
FAMC, MTN
3.250%, 06/25/14	7,000	7,196
FHLB
3.250%, 09/12/14	3,000	3,107
1.000%, 06/09/17	7,000	6,925
0.683%, 04/08/14(A)	8,000	8,032
0.500%, 11/20/15	4,500	4,495
FHLMC
1.000%, 06/29/17	4,000	3,964
1.000%, 09/29/17	4,000	3,952
FNMA
1.000%, 10/16/17	7,000	6,856
0.875%, 05/21/18	4,500	4,349
Israel Government AID Bond
4.141%, 05/15/20(B)	15,528	13,279
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	9,594

Total U.S. Government Agency Obligations
(Cost $78,828)		80,432

U.S. Government Mortgage-Backed Obligations [39.8%]
FHLMC REMIC, Ser 2010-3775, Cl MH
4.000%, 12/15/40	5,929	6,321
FHLMC REMIC, Ser 2011-3805, Cl EK
4.000%, 06/15/40	4,163	4,350
FHLMC REMIC, Ser 2011-3806, Cl UP
4.500%, 02/15/41	6,557	6,960
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	2,589	2,687
FHLMC REMIC, Ser 2012-4020, Cl EJ
3.000%, 02/15/42	4,199	4,302
FHLMC REMIC, Ser 2012-4021, Cl P
3.000%, 03/15/27	5,763	5,973
FNMA, Pool 735288
5.000%, 03/01/35	4,189	4,524
FNMA ARM
2.418%, 03/01/34(A)	243	259
FNMA REMIC, Ser 2011-144, Cl CE
1.250%, 06/25/35	1,124	1,124
FNMA REMIC, Ser 2011-99, Cl AV
4.000%, 08/25/24	7,135	7,482
FNMA REMIC, Ser 2012-32, Cl DE
3.000%, 12/25/26	6,978	7,243
GNMA, Pool 329656
8.000%, 08/15/22	9	10

Description	Face Amount (000)/ Shares	Value (000)

GNMA, Pool 376533
7.500%, 06/15/24	$2	$2
GNMA, Pool 398660
7.500%, 05/15/26	3	3
GNMA, Pool 497411
6.000%, 01/15/29	5	6
GNMA, Pool 571376
7.000%, 12/15/16	5	5
GNMA, Pool 584992
7.500%, 04/15/32	29	32
GNMA ARM(A)
1.750%, 04/20/35	330	344
1.750%, 08/20/35	69	72
GNMA CMO, Ser 2010-87, Cl NE
3.000%, 09/20/38	4,682	4,776
GNMA CMO, Ser 2010-99, Cl XJ
3.500%, 08/20/39	5,902	6,186
GNMA CMO, Ser 2012-43, Cl HA
3.500%, 06/20/40	6,904	7,177

Total U.S. Government Mortgage-Backed Obligations
(Cost $69,962)		69,838

U.S. Treasury Obligations [8.1%]
U.S. Treasury Notes
1.375%, 11/30/15	5,500	5,617
1.250%, 02/15/14	4,000	4,027
0.875%, 02/28/17	4,500	4,489

Total U.S. Treasury Obligations
(Cost $14,029)		14,133

Short-Term Investments [6.0%]
CNI Charter Government Money Market Fund, Servicing Cl, 0.010%*‡	5,289,493	5,289
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	5,289,494	5,290

Total Short-Term Investments
(Cost $10,579)		10,579

Total Investments [99.8%]
(Cost $173,398)†		$174,982

Percentages are based on Net Assets of $175,357 ($ Thousands).

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Government Bond Fund

†
At June 30, 2013, the tax basis cost of the Fund's investments was $173,398 ($ Thousands), and the unrealized appreciation and depreciation were $2,711 ($ Thousands) and $(1,127) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2013.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2013.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AID — Agency for International Development
ARM — Adjustable Rate Mortgage
Cl — Class
CMO — Collateralized Mortgage Obligation
FAMC — Federal Agriculture Mortgage Corporation
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$80,432	$—	$80,432
U.S. Government Mortgage-Backed Obligations	—	69,838	—	69,838
U.S. Treasury Obligations	—	14,133	—	14,133
Short-Term Investments	10,579	—	—	10,579
Total Investments in Securities	$10,579	$164,403	$—	$174,982

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [89.0%]
Banks [4.4%]
Barclays Bank, MTN
2.205%, 03/10/17(A)	$1,950	$1,944
Deutsche Bank, MTN
3.875%, 08/18/14	853	882
Nordea Bank
2.250%, 03/20/15(B)	500	511
Wells Fargo Bank
5.750%, 05/16/16	2,400	2,685

Total Banks		6,022

Broadcasting & Cable [0.8%]
Time Warner Cable
5.850%, 05/01/17	1,000	1,102

Coatings/Paint [1.1%]
Sherwin-Williams
3.125%, 12/15/14	1,450	1,499

Computer System Design & Services [2.5%]
Cisco Systems
5.500%, 02/22/16	1,250	1,396
Dell
5.625%, 04/15/14	1,000	1,033
NetApp
2.000%, 12/15/17	1,000	974

Total Computer System Design & Services		3,403

Distribution/Wholesale [1.1%]
Glencore Funding
1.700%, 05/27/16(B)	1,500	1,454

Diversified Metals & Mining [1.5%]
Freeport-McMoRan Copper & Gold
1.400%, 02/13/15	1,000	995
Rio Tinto
2.250%, 09/20/16	1,100	1,123

Total Diversified Metals & Mining		2,118

Diversified Minerals [1.6%]
Teck Resources
3.150%, 01/15/17	1,250	1,275
2.500%, 02/01/18	1,000	972

Total Diversified Minerals		2,247

Diversified Operations [1.7%]
Siemens
5.750%, 10/17/16(B)	2,000	2,285

Drugs [2.9%]
AbbVie
1.200%, 11/06/15(B)	1,000	1,001

Description	Face Amount (000)	Value (000)

Wyeth
5.500%, 02/15/16	$2,750	$3,066

Total Drugs		4,067

Electric Utilities [2.4%]
American Electric Power
1.650%, 12/15/17	1,000	972
Commonwealth Edison
6.950%, 07/15/18	1,000	1,188
Exelon
4.900%, 06/15/15	1,138	1,218

Total Electric Utilities		3,378

Financial Services [22.9%]
American Express Credit, MTN
2.800%, 09/19/16	2,600	2,699
American Honda Finance
1.600%, 02/16/18(B)	1,000	983
BHP Billiton
5.250%, 12/15/15	2,377	2,617
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15(B)	3,000	3,099
CME Group
5.400%, 08/01/13	95	95
Countrywide Financial
6.250%, 05/15/16	1,200	1,309
Daimler Finance North America(B)
2.300%, 01/09/15	1,350	1,371
1.875%, 09/15/14	1,000	1,009
Ford Motor Credit
8.000%, 12/15/16	1,000	1,171
2.375%, 01/16/18	1,000	963
General Electric Capital
2.150%, 01/09/15	3,000	3,059
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16(B)	1,000	1,060
HSBC Finance
5.250%, 04/15/15	1,250	1,335
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	2,000	1,987
PACCAR Financial, MTN
0.800%, 02/08/16	1,500	1,487
Penske Truck Leasing(B)
3.750%, 05/11/17	750	785
3.125%, 05/11/15	500	517
Toyota Motor Credit, MTN
2.050%, 01/12/17	2,000	2,023
VW Credit, MTN
1.875%, 10/13/16	3,000	3,036
Western Union
5.930%, 10/01/16	1,000	1,111

Total Financial Services		31,716

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Food, Beverage & Tobacco [3.2%]
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	$1,195	$1,268
Bottling Group
6.950%, 03/15/14	1,000	1,044
5.500%, 04/01/16	1,000	1,116
Dr Pepper Snapple Group
2.900%, 01/15/16	1,000	1,041

Total Food, Beverage & Tobacco		4,469

Home Decoration Products [0.4%]
Newell Rubbermaid
2.000%, 06/15/15	500	506

Internet Security [0.7%]
Symantec
2.750%, 09/15/15	1,000	1,031

Investment Banker/Broker Dealer [4.0%]
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,842
Jefferies Group
8.500%, 07/15/19	1,370	1,651
Macquarie Group
6.000%, 01/14/20(B)	2,000	2,077

Total Investment Banker/Broker Dealer		5,570

Medical Products & Services [2.0%]
Genentech
4.750%, 07/15/15	2,500	2,697

Medical-HMO [0.9%]
UnitedHealth Group
4.875%, 03/15/15	1,205	1,287

Petroleum & Fuel Products [9.3%]
BP Capital Markets
5.250%, 11/07/13	2,000	2,033
ConocoPhillips Canada Funding I
5.625%, 10/15/16	2,000	2,281
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,126
Shell International Finance
3.250%, 09/22/15	2,500	2,639
Spectra Energy
5.500%, 03/01/14	615	633
Total Capital International
1.500%, 02/17/17	2,980	2,960
Transocean
6.000%, 03/15/18	1,000	1,120

Total Petroleum & Fuel Products		12,792

REITs [4.1%]
HCP
5.650%, 12/15/13	500	511
5.625%, 05/01/17	500	557
Health Care REIT
4.700%, 09/15/17	1,000	1,087

Description	Face Amount (000)	Value (000)

Kimco Realty
6.875%, 10/01/19	$1,080	$1,305
Simon Property Group
6.100%, 05/01/16	2,000	2,243

Total REITs		5,703

Retail [6.2%]
Lowe's
6.100%, 09/15/17	3,000	3,488
McDonald's, MTN
0.750%, 05/29/15	1,000	1,002
Tesco
2.000%, 12/05/14(B)	2,000	2,026
Wal-Mart Stores
2.875%, 04/01/15	2,000	2,081

Total Retail		8,597

Security Brokers & Dealers [6.0%]
Citigroup
5.850%, 08/02/16	980	1,096
5.500%, 02/15/17	250	273
JPMorgan Chase
6.300%, 04/23/19	2,000	2,324
Morgan Stanley, MTN
6.250%, 08/28/17	2,000	2,230
UBS, MTN
5.875%, 12/20/17	2,000	2,300

Total Security Brokers & Dealers		8,223

Telephones & Telecommunications [9.3%]
AT&T
5.100%, 09/15/14	2,000	2,101
2.950%, 05/15/16	2,600	2,717
Motorola Solutions
6.000%, 11/15/17	1,000	1,134
Telefonica Emisiones
6.421%, 06/20/16	1,000	1,098
Verizon Communications
5.550%, 02/15/16	2,195	2,432
Vivendi
3.450%, 01/12/18(B)	1,000	1,013
Vodafone Group
5.000%, 09/15/15	2,250	2,441

Total Telephones & Telecommunications		12,936

Total Corporate Bonds
(Cost $120,866)		123,102

Municipal Bonds [3.0%]
California [0.1%]
California State, GO
5.700%, 11/01/21	185	211

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)/ Shares	Value (000)

Florida [2.9%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	$4,130	$3,995

Total Municipal Bonds
(Cost $4,318)		4,206

Unaffiliated Registered Investment Company [1.8%]
Vanguard High-Yield Corporate Fund	427,350	2,526

Total Unaffiliated Registered Investment Company
(Cost $2,500)		2,526

U.S. Government Mortgage-Backed Obligations [1.8%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	144	154
GNMA, Ser 2012-3, Cl AK
3.000%, 01/16/27	2,256	2,356

Total U.S. Government Mortgage-Backed Obligations
(Cost $2,499)		2,510

Asset-Backed Security [1.1%]
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	1,500	1,498

Total Asset-Backed Security
(Cost $1,500)		1,498

Sovereign Debt [1.1%]
Korea National Oil
2.875%, 11/09/15(B)	1,000	1,023
United Mexican States, MTN
5.875%, 01/15/14	450	460

Total Sovereign Debt
(Cost $1,450)		1,483

Short-Term Investments [1.3%]
CNI Prime Money Market Fund, Servicing Cl, 0.030%*‡	862,297	863
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	862,297	862

Total Short-Term Investments
(Cost $1,725)		1,725

Total Investments [99.1%]
(Cost $134,858)†		$137,050

Percentages are based on Net Assets of $138,243 ($ Thousands).

†
At June 30, 2013, the tax basis cost of the Fund's investments was $134,858 ($ Thousands), and the unrealized appreciation and depreciation were $3,024 ($ Thousands) and $(832) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2013.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2013.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2013, the value of these securities amounted to $22,201 ($ Thousands), representing 16.06% of the net assets of the Fund.

Cl — Class
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HMO — Health Maintenance Organization
MTN — Medium Term Note
RB — Revenue Bond
REITs — Real Estate Investment Trusts
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$123,102	$—	$123,102
Municipal Bonds	—	4,206	—	4,206
Unaffiliated Registered Investment Company	2,526	—	—	2,526
U.S. Government Mortgage-Backed Obligations	—	2,510	—	2,510
Asset-Backed Security	—	1,498	—	1,498
Sovereign Debt	—	1,483	—	1,483
Short-Term Investments	1,725	—	—	1,725
Total Investments in Securities	$4,251	$132,799	$—	$137,050

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2013 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [95.5%]
Arizona [1.2%]
Arizona State, School Facilities Board, Ser C, COP, AGM
Callable 09/01/14 @ 100
5.000%, 09/01/15	$750	$787

California [92.0%]
Bay Area, Infrastructure Financing Authority, State Payment Acceleration Project, RB, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/17	860	899
Beverly Hills Community Facilities District 2002-A
4.000%, 09/01/22	250	266
California State, Department of Water Resources, RB
Callable 05/01/18 @ 100
4.375%, 05/01/20	200	221
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/19 @ 100
5.000%, 07/01/20	1,000	1,162
California State, Economic Recovery Authority, Ser A, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/15	965	1,008
California State, Economic Recovery Authority, Ser B, GO
4.000%, 07/01/13(A)	750	778
California State, Educational Facilities Authority, Loyola Marymount, RB
4.000%, 10/01/13	500	505
California State, GO
Callable 03/01/15 @ 100
5.000%, 03/01/16	1,500	1,596
California State, GO
4.000%, 02/01/18	1,000	1,103
California State, GO
4.000%, 02/01/19	1,000	1,109
California State, GO
5.000%, 09/01/20	1,000	1,179
California State, GO
5.000%, 09/01/21	1,200	1,407
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,165
California State, Health Facilities Financing Authority, City of Hope, Ser A, RB
5.000%, 11/15/17	375	429

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, Dignity Health, Ser A, RB
5.000%, 07/01/18	$500	$569
California State, Health Facilities Financing Authority, Memorial Health Svcs Corp, Ser A, RB
5.000%, 10/01/15	450	491
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/17	500	580
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	148
California State, Public Works Board, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 08/02/13 @ 100
5.250%, 03/01/18	155	156
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	850	941
California State, Public Works Board, Judicial Council Projs, Ser A, RB
3.000%, 03/01/21	1,000	1,008
California State, Public Works Board, Ser A, RB
4.000%, 04/01/17	500	543
California State, Public Works Board, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23	250	285
California State, Public Works Board, State Prisons, Ser C, RB
5.000%, 10/01/16	1,000	1,115
California State, Public Works Board, University of California Project, Ser C-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/21	660	761
California State, Public Works Board, University of California Research Project, Ser L, RB, NATL-RE
Callable 11/01/15 @ 100
5.250%, 11/01/16	1,000	1,094

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

California State University, Ser A, RB, AGM
Callable 05/01/17 @ 100
5.000%, 11/01/24	$400	$439
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	825	950
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
3.900%, 08/01/31(A)	625	643
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	200	231
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	381
Contra Costa Transportation Authority, Ser B, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,000	1,152
El Camino, Hospital District, GO, NATL-RE
Callable 02/01/17 @ 100
5.000%, 08/01/20	500	548
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	558
Jefferson, Unified High School District, Ser A, GO, NATL-RE FGIC
5.000%, 08/01/14	200	207
Los Angeles County, Metropolitan Transportation Authority, RB
Callable 07/01/19 @ 100
5.000%, 07/01/23	350	403
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser A, RB, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/16	200	208
Los Angeles County, Sanitation Districts Financing Authority, Capital Projects (District #14), Sub-Ser B, RB, NATL-RE FGIC
3.750%, 10/01/14	175	182

Description	Face Amount (000)	Value (000)

Los Angeles County, Sanitation Districts Financing Authority, Sub-Ser B, RB, NATL-RE FGIC
Callable 10/01/15 @ 100
5.000%, 10/01/26	$350	$367
Los Angeles, Department of Airports, Ser C, RB
4.000%, 05/15/17	545	602
Los Angeles, Department of Water & Power, Power Systems Project, Sub-Ser A-2, RB, AGM
Callable 07/01/15 @ 100
5.000%, 07/01/25	1,000	1,062
Los Angeles, Department of Water & Power, Power Systems Revenue, Ser A, RB
5.000%, 07/01/19	500	591
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	625
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
Callable 08/02/13 @ 100
5.500%, 06/01/18	500	502
Los Angeles, Municipal Improvement Authority, Real Property, Ser E, RB
5.000%, 09/01/15	275	297
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	500	537
Los Angeles, Ser A, GO
5.000%, 09/01/21	240	284
Los Angeles, Unified School District, COP
5.000%, 10/01/20	1,000	1,145
Los Angeles, Unified School District, Ser A-1, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/17	165	172
Los Angeles, Unified School District, Ser E, GO, AGM
Callable 07/01/17 @ 100
5.000%, 07/01/19	500	563
Los Angeles, Unified School District, Ser I, GO
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,000	1,131

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	$1,000	$1,135
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/21	310	361
Mount San Antonio, Community College District, GO
3.368%, 05/01/15(B)	635	626
Mountain View, School District Community Facilities District, GO, NATL-RE
2.029%, 08/01/16(B)	100	92
M-S-R, Public Power Agency, Sub-Ser L, RB, AGM
5.000%, 07/01/18	500	577
Northern California Power Agency, Ser C, RB
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	569
Oakland-Alameda County, Coliseum Authority, Ser A, RB
5.000%, 02/01/20	795	897
Orange County, Public Financing Authority, RB, NATL-RE
5.000%, 07/01/17	1,050	1,176
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	532
Port of Oakland, Ser B, RB, NATL-RE
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	545
Port of Oakland, Ser C, RB, NATL-RE
5.000%, 11/01/15	450	494
Riverside County, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,797
Sacramento County, Sanitation Districts Financing Authority, Ser A, RB
Callable 12/01/21 @ 100
5.000%, 12/01/22	900	1,047
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL-RE FGIC
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	438
Sacramento, City Financing Authority, EPA Building Project, Ser A, RB, AMBAC
Callable 08/02/13 @ 100
4.750%, 05/01/17	525	526

Description	Face Amount (000)	Value (000)

Sacramento, Municipal Utility District, Ser T, RB, NATL-RE FGIC
Callable 05/15/14 @ 100
5.250%, 05/15/22	$115	$119
Sacramento, Unified School District, Election of 2002, GO, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/18	300	320
San Diego, Public Facilities Financing Authority, Ser B, RB
5.000%, 05/15/14	750	781
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	564
San Francisco City & County, Finance, RB, NATL-RE
Callable 07/01/14 @ 100
3.750%, 07/01/18	500	511
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	799
San Francisco City & County, Public Utilities Commission Water Revenue, Ser D, RB
4.000%, 11/01/19	1,000	1,115
San Francisco City & County, Public Utilities Commission Water Revenue, Sub-Ser A, RB
5.000%, 11/01/20	250	293
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	578
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
5.250%, 08/01/13	500	502
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
Callable 08/02/13 @ 100
5.250%, 08/01/18	600	601
San Francisco, Bay Area Transit Financing Authority, Ser A, RB, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/24	550	589

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2013 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

San Jose, Financing Authority, Ser A, RB
5.000%, 06/01/19	$1,000	$1,164
San Mateo County, Transportation Authority, Ser A, RB, NATL-RE
5.250%, 06/01/19	755	890
San Mateo, Unified High School District, GO
1.063%, 02/15/15(B)	1,000	989
Santa Clara County, Financing Authority, RB
5.000%, 02/01/20	500	562
Santa Margarita, Dana Point Authority, Improvement Districts 3-3A-4-4A, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.000%, 08/01/15	290	304
Santa Monica, Public Financing Authority, Ser A, RB
5.000%, 06/01/21	580	679
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,200	1,369
Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	575	640
University of California, Regents Medical Center, Ser E, RB
Callable 05/15/17 @ 101
5.000%, 05/15/21	250	274
University of California, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	566
Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	552

Total California		59,871

Illinois [1.0%]
Illinois State, GO
4.000%, 07/01/18	600	630

New York [0.3%]
New York State, Local Assistance Correction Authority, Ser E, RB
6.000%, 04/01/14	190	198

Description	Face Amount (000)/ Shares	Value (000)

Puerto Rico [1.0%]
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB, ETM
4.000%, 08/01/16	$130	$143
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
4.000%, 08/01/16	475	494

Total Puerto Rico		637

Total Municipal Bonds
(Cost $61,702)		62,123

Short-Term Investment [4.3%]
CNI Charter California Tax Exempt Money Market Fund, Servicing Cl, 0.010%*‡	2,782,097	2,782

Total Short-Term Investment
(Cost $2,782)		2,782

Total Investments [99.8%]
(Cost $64,484)†		$64,905

Percentages are based on Net Assets of $65,011 ($ Thousands).

†
At June 30, 2013, the tax basis cost of the Fund's investments was $64,484 ($ Thousands), and the unrealized appreciation and depreciation were $1,205 ($ Thousands) and $(784) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2013.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2013.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
Cl — Class
COP — Certificate of Participation
ETM — Escrowed to Maturity
FGIC — Financial Guaranty Insurance Company
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$62,123	$—	$62,123
Short-Term Investment	2,782	—	—	2,782
Total Investments in Securities	$2,782	$62,123	$—	$64,905

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2013 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [41.3%]
Agriculture [0.2%]
Bunge NA Finance
5.900%, 04/01/17	$100	$110

Automotive [0.5%]
Johnson Controls
5.500%, 01/15/16	100	110
Volkswagen International Finance
2.375%, 03/22/17(A)	125	127

Total Automotive		237

Banks [10.3%]
Bank of America
10.200%, 07/15/15	100	116
Bank of America, MTN
5.650%, 05/01/18	160	178
Bank of Montreal, MTN
1.450%, 04/09/18	280	270
Barclays Bank
5.125%, 01/08/20	100	111
BB&T, MTN
1.600%, 08/15/17	355	347
Capital One Financial
7.375%, 05/23/14	100	106
Citigroup
6.125%, 05/15/18	80	92
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	168
Credit Suisse NY, MTN
5.300%, 08/13/19	150	169
Dresdner Bank - New York
7.250%, 09/15/15	150	157
Goldman Sachs Group
6.150%, 04/01/18	290	327
ING Bank
3.750%, 03/07/17(A)	200	210
JPMorgan Chase
4.250%, 10/15/20	150	156
KeyBank
5.800%, 07/01/14	150	157
Kookmin Bank
7.250%, 05/14/14(A)	100	105
Morgan Stanley
4.750%, 03/22/17	165	175
PNC Funding
4.250%, 09/21/15	325	345
3.000%, 05/19/14	125	127
Sumitomo Mitsui Banking
3.150%, 07/22/15(A)	200	208
SunTrust Banks
6.000%, 09/11/17	254	291
US Bancorp, MTN
1.650%, 05/15/17	345	344
Wells Fargo
3.625%, 04/15/15	125	131

Description	Face Amount (000)	Value (000)

Wells Fargo, MTN
2.100%, 05/08/17	$325	$326

Total Banks		4,616

Cable/Media [0.7%]
DIRECTV Holdings
3.500%, 03/01/16	135	142
Time Warner Cable
4.125%, 02/15/21	165	162

Total Cable/Media		304

Computer System Design & Services [0.8%]
Hewlett-Packard
4.650%, 12/09/21	150	150
2.125%, 09/13/15	190	192

Total Computer System Design & Services		342

Distribution/Wholesale [0.3%]
Glencore Funding
4.125%, 05/30/23(A)	150	134

Drugs [0.4%]
Wyeth
5.500%, 02/15/16	160	178

Electronic Compo-Semicon [0.7%]
Texas Instruments
1.650%, 08/03/19	345	332

Energy [1.9%]
Duke Energy Progress
5.150%, 04/01/15	80	86
Exelon
5.625%, 06/15/35	75	77
Exelon Generation
6.200%, 10/01/17	135	154
4.250%, 06/15/22	100	100
Korea Electric Power
6.750%, 08/01/27	75	93
PPL Energy Supply, Ser A
5.700%, 10/15/15	75	81
Trans-Allegheny Interstate Line
4.000%, 01/15/15(A)	100	104
Virginia Electric and Power
8.875%, 11/15/38	100	158

Total Energy		853

Finance Auto Loans [0.2%]
Toyota Motor Credit, MTN
2.000%, 09/15/16	100	102

Financial Services [3.9%]
American Express Credit, MTN
2.800%, 09/19/16	175	182
American International Group
6.400%, 12/15/20	125	145

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Associates Corp of North America
6.950%, 11/01/18	$150	$178
Bank of New York Mellon, MTN
3.100%, 01/15/15	175	181
General Electric Capital
2.250%, 11/09/15	350	359
General Electric Capital, MTN
6.000%, 08/07/19	125	145
4.375%, 09/16/20	150	159
HSBC Finance
6.676%, 01/15/21(A)	83	92
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	173
UFJ Finance Aruba
6.750%, 07/15/13	125	125

Total Financial Services		1,739

Food, Beverage & Tobacco [1.0%]
Mondelez International
6.500%, 08/11/17	150	174
PepsiCo
3.125%, 11/01/20	260	265

Total Food, Beverage & Tobacco		439

Gas-Distribution [0.1%]
KeySpan
8.000%, 11/15/30	50	64

Insurance [1.9%]
Manulife Financial
3.400%, 09/17/15	198	207
MetLife
5.000%, 06/15/15	175	188
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	127
Prudential Financial, MTN
6.200%, 01/15/15	160	172
5.375%, 06/21/20	155	174

Total Insurance		868

Insurance Brokers [0.7%]
Aon
3.500%, 09/30/15	200	209
Marsh & McLennan
5.750%, 09/15/15	79	87

Total Insurance Brokers		296

Invest Mgmnt/Advis Serv [0.4%]
BlackRock
3.500%, 12/10/14	170	177

Investment Banker/Broker Dealer [1.8%]
Bear Stearns
7.250%, 02/01/18	275	327

Description	Face Amount (000)	Value (000)

Jefferies Group
6.450%, 06/08/27	$100	$99
Morgan Stanley
4.750%, 04/01/14	75	77
Morgan Stanley, MTN
6.625%, 04/01/18	100	113
TD Ameritrade Holding
5.600%, 12/01/19	155	180

Total Investment Banker/Broker Dealer		796

Medical Products [0.2%]
Zimmer Holdings
4.625%, 11/30/19	75	82

Medical-HMO [0.6%]
UnitedHealth Group
4.750%, 02/10/14	40	41
4.700%, 02/15/21	200	219

Total Medical-HMO		260

Metal-Iron [0.6%]
Vale Overseas
6.875%, 11/21/36	100	101
5.625%, 09/15/19	165	178

Total Metal-Iron		279

Metals & Mining [0.3%]
Rio Tinto Finance USA
6.500%, 07/15/18	100	118

Multi-Media [1.1%]
CBS
3.375%, 03/01/22	175	169
Time Warner
7.700%, 05/01/32	150	191
Viacom
6.250%, 04/30/16	125	141

Total Multi-Media		501

Networking Products [0.3%]
Cisco Systems
5.500%, 01/15/40	100	113

Office Automation and Equip [0.4%]
Xerox
6.350%, 05/15/18	160	183

Oil, Gas & Consumable Fuels [2.2%]
BP Capital Markets
3.200%, 03/11/16	100	105
3.125%, 10/01/15	345	361
Husky Energy
3.950%, 04/15/22	150	152
Marathon Oil
6.000%, 10/01/17	150	172
Petrobras International Finance
3.875%, 01/27/16	100	103

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Total Capital International
1.500%, 02/17/17	$100	$99

Total Oil, Gas & Consumable Fuels		992

Petroleum & Fuel Products [3.2%]
Anadarko Finance
7.500%, 05/01/31	150	187
DCP Midstream
9.750%, 03/15/19(A)	114	147
Energy Transfer Partners
6.625%, 10/15/36	75	81
Enterprise Products Operating
6.500%, 01/31/19	140	167
3.700%, 06/01/15	125	131
Kinder Morgan Energy Partners
5.950%, 02/15/18	150	174
5.300%, 09/15/20	125	139
ONEOK
4.250%, 02/01/22	100	98
ONEOK Partners
2.000%, 10/01/17	155	153
Spectra Energy Capital
6.200%, 04/15/18	135	157

Total Petroleum & Fuel Products		1,434

Pharmacy Services [0.4%]
Express Scripts Holding
3.500%, 11/15/16	150	159

Property Trust [0.3%]
WEA Finance
7.500%, 06/02/14(A)	125	133

REITs-Health Care [0.8%]
HCP
2.625%, 02/01/20	195	183
Health Care REIT
4.950%, 01/15/21	165	175

Total REITs-Health Care		358

REITs-Office Property [0.4%]
Boston Properties
5.875%, 10/15/19	150	173

REITs-Regional Malls [0.8%]
Simon Property Group
2.150%, 09/15/17	350	351

Retail [0.4%]
Lowe's
5.000%, 10/15/15	165	181

Retail-Restaurants [0.3%]
Yum! Brands
6.250%, 03/15/18	135	156

Telephones & Telecommunications [3.2%]
AT&T
5.600%, 05/15/18	310	359

Description	Face Amount (000)	Value (000)

British Telecommunications
9.625%, 12/15/30	$100	$150
Deutsche Telekom International Finance
8.750%, 06/15/30	75	104
6.000%, 07/08/19	50	59
GTE
6.840%, 04/15/18	100	119
New Cingular Wireless Services
8.750%, 03/01/31	75	108
Telecom Italia Capital
7.200%, 07/18/36	75	74
Telefonica Emisiones
6.421%, 06/20/16	75	82
Verizon Communications
3.000%, 04/01/16	345	361

Total Telephones & Telecommunications		1,416

Total Corporate Bonds
(Cost $18,090)		18,476

U.S. Treasury Obligations [19.8%]
U.S. Treasury Bonds
6.250%, 08/15/23	550	738
5.250%, 11/15/28	900	1,144
4.375%, 02/15/38	950	1,113
U.S. Treasury Notes
2.750%, 02/15/19	795	846
2.625%, 11/15/20	425	443
2.375%, 07/31/17	510	536
1.750%, 05/15/22	370	353
1.750%, 05/15/23	840	787
1.250%, 04/30/19	2,175	2,129
0.875%, 07/31/19	815	776

Total U.S. Treasury Obligations
(Cost $8,949)		8,865

U.S. Government Mortgage-Backed Obligations [18.5%]
FHLMC, Pool A93505
4.500%, 08/01/40	69	73
FHLMC, Pool A93996
4.500%, 09/01/40	99	104
FHLMC, Pool C03490
4.500%, 08/01/40	509	536
FHLMC, Pool C09015
3.000%, 10/01/42	264	257
FHLMC, Pool C20300
6.500%, 01/01/29	5	5
FHLMC, Pool E01280
5.000%, 12/01/17	8	8
FHLMC, Pool G04222
5.500%, 04/01/38	46	49
FHLMC, Pool G04913
5.000%, 03/01/38	147	157
FHLMC, Pool G08003
6.000%, 07/01/34	33	36
FHLMC, Pool G11431
6.000%, 02/01/18	5	6

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2013 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

FHLMC, Pool G11880
5.000%, 12/01/20	$26	$28
FHLMC, Pool G18124
6.000%, 06/01/21	19	21
FHLMC, Pool J19197
3.000%, 05/01/27	219	226
FHLMC, Pool Q08998
3.500%, 06/01/42	235	238
FHLMC, Pool Q10378
3.000%, 08/01/42	254	248
FHLMC ARM(B)
2.807%, 01/01/35	6	7
2.804%, 01/01/35	9	10
2.745%, 12/01/34	17	18
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011-K704, Cl A2
2.412%, 08/25/18	400	407
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K705, Cl A2
2.303%, 09/25/18	200	202
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K706, Cl A2
2.323%, 10/25/18	150	152
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K708, Cl A2
2.130%, 01/25/19	300	300
FHLMC REMIC, Ser 2804, Cl VC
5.000%, 07/15/21	115	124
FNMA, Pool 252570
6.500%, 07/01/29	8	9
FNMA, Pool 253183
7.500%, 04/01/30	1	1
FNMA, Pool 253398
8.000%, 08/01/30	3	3
FNMA, Pool 254545
5.000%, 12/01/17	22	24
FNMA, Pool 254685
5.000%, 04/01/18	19	20
FNMA, Pool 254949
5.000%, 11/01/33	24	26
FNMA, Pool 255814
5.500%, 08/01/35	51	55
FNMA, Pool 303168
9.500%, 02/01/25	3	3
FNMA, Pool 725424
5.500%, 04/01/34	39	43
FNMA, Pool 735060
6.000%, 11/01/34	25	28
FNMA, Pool 735228
5.500%, 02/01/35	21	23
FNMA, Pool 735230
5.500%, 02/01/35	52	57

Description	Face Amount (000)	Value (000)

FNMA, Pool 745275
5.000%, 02/01/36	$215	$232
FNMA, Pool 745418
5.500%, 04/01/36	264	286
FNMA, Pool 844809
5.000%, 11/01/35	112	120
FNMA, Pool AD0454
5.000%, 11/01/21	60	64
FNMA, Pool AD8522
4.000%, 08/01/40	70	73
FNMA, Pool AE0828
3.500%, 02/01/41	452	460
FNMA, Pool AE0949
4.000%, 02/01/41	475	497
FNMA, Pool AH0621
3.500%, 01/01/41	110	112
FNMA, Pool AJ1407
4.000%, 09/01/41	108	112
FNMA, Pool AJ7689
4.000%, 12/01/41	334	348
FNMA, Pool AK0971
3.000%, 02/01/27	201	207
FNMA, Pool AO2970
3.000%, 05/01/42	240	235
FNMA, Pool AO4137
3.500%, 06/01/42	257	262
FNMA, Pool MA1277
2.500%, 12/01/27	186	187
FNMA ARM
2.217%, 04/01/35(B)	80	84
FNMA REMIC, Ser 33, Cl LD
4.250%, 09/25/22	1	1
FNMA Whole Loan, Ser W6, Cl 1A6
5.500%, 07/25/34	27	28
GNMA, Pool 780315
9.500%, 12/15/17	4	5
GNMA, Pool G2 4696
4.500%, 05/20/40	242	261
GNMA, Pool G2 4747
5.000%, 07/20/40	94	103
GNMA, Pool G2 4923
4.500%, 01/20/41	129	139
GNMA, Pool G2 MA0155
4.000%, 06/20/42	314	331
GNMA, Pool G2 MA0392
3.500%, 09/20/42	303	311
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	235
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	68	68

Total U.S. Government Mortgage-Backed Obligations
(Cost $8,217)		8,265

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2013 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [9.7%]
FHLMC
2.500%, 01/07/14	$380	$385
1.000%, 09/29/17	660	652
FNMA
4.625%, 10/15/13	215	218
2.875%, 12/11/13	460	466
2.375%, 07/28/15	820	852
1.375%, 11/15/16	460	466
1.125%, 04/27/17	670	668
0.875%, 05/21/18	350	338
0.625%, 10/30/14	290	291

Total U.S. Government Agency Obligations
(Cost $4,358)		4,336

Commercial Mortgage-Backed Obligations [5.3%]
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Ser PWR9, Cl A4A
4.871%, 09/11/42	200	213
Citigroup, Ser 2005-CD1
5.218%, 07/15/44(B)	200	215
Citigroup, Ser 2007-CD4, Cl A2B
5.205%, 12/11/49	31	32
Commercial Mortgage, Ser 2005-C5, Cl A5A
5.116%, 06/10/44(B)	275	295
Commercial Mortgage Trust, Ser CR2, Cl A4
3.147%, 08/15/45	125	119
Credit Suisse First Boston Mortgage Securities, Ser C5, Cl A4
5.100%, 08/15/38(B)	275	293
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	254
JPMorgan Chase Commercial Mortgage Series Trust, Ser LC11, Cl A5
2.960%, 04/15/46	150	139
JPMorgan Chase Commercial Mortgage Securities, Ser CB12, Cl A4
4.895%, 09/12/37	275	293
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	256

Description	Face Amount (000)	Value (000)

Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.290%, 12/15/44(B)	$250	$271

Total Commercial Mortgage-Backed Obligations
(Cost $2,427)		2,380

Asset-Backed Securities [2.4%]
American Express Credit Account Master Trust, Ser 2008-5, Cl A
0.999%, 03/15/16(B)	200	200
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.442%, 03/15/17(B)	575	582
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	149	160
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28(C)	5	—
GMAC Mortgage Corporation Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	50	49
Green Tree Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	39	42
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	20	20
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	38	35

Total Asset-Backed Securities
(Cost $1,090)		1,088

Residential Mortgage-Backed Securities [0.4%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	44	45
Chase Mortgage Finance, Ser 2003-S13, Cl A11
5.500%, 11/25/33	22	22
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	14	15
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	22	22

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
June 30, 2013 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)/ Shares	Value (000)

WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	$67	$69

Total Residential Mortgage-Backed Securities
(Cost $169)		173

Sovereign Debt [0.2%]
United Mexican States, MTN
5.125%, 01/15/20	100	110

Total Sovereign Debt
(Cost $99)		110

Municipal Bond [0.2%]
Puerto Rico [0.2%]
Government Development Bank for Puerto Rico, Ser B, RB
4.704%, 05/01/16	100	98

Total Municipal Bond
(Cost $100)		98

Short-Term Investments [1.9%]
CNI Government Money Market Fund, Servicing Cl, 0.010%*‡	425,808	426
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	425,808	426

Total Short-Term Investments
(Cost $852)		852

Total Investments [99.7%]
(Cost $44,351)†		$44,643

Percentages are based on Net Assets of $44,788 ($ Thousands).

†
At June 30, 2013, the tax basis cost of the Fund's investments was $44,351 ($ Thousands), and the unrealized appreciation and depreciation were $967 ($ Thousands) and $(675) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2013.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2013, the value of these securities amounted to $1,555 ($ Thousands), representing 3.47% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2013.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

ARM — Adjustable Rate Mortgage
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HMO — Health Maintenance Organization
MTN — Medium Term Note
NA — National Association
NCUA — National Credit Union Administration
RB — Revenue Bond
REITs — Real Estate Investment Trusts
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$18,476	$—	$18,476
U.S. Treasury Obligations	—	8,865	—	8,865
U.S. Government Mortgage-Backed Obligations	—	8,265	—	8,265
U.S. Government Agency Obligations	—	4,336	—	4,336
Commercial Mortgage-Backed Obligations	—	2,380	—	2,380
Asset-Backed Securities	—	1,088	—	1,088
Residential Mortgage-Backed Securities	—	173	—	173
Sovereign Debt	—	110	—	110
Municipal Bond	—	98	—	98
Short-Term Investments	852	—	—	852
Total Investments in Securities	$852	$43,791	$—	$44,643

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
June 30, 2013 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [95.4%]
Advertising Agencies [1.1%]
MDC Partners
6.750%, 04/01/20(A)	$2,000	$1,995

Airlines [0.4%]
American Airlines, Ser 2011-2, Cl A Pass-Through Trust
8.625%, 10/15/21	455	484
Continental Airlines, Ser 2007-1, Cl C
7.339%, 04/19/14(G)	130	132
Continental Airlines, Ser 2009-2, Cl B Pass-Through Trust
9.250%, 05/10/17(G)	134	149

Total Airlines		765

Autoparts [0.6%]
Asbury Automotive Group
7.625%, 03/15/17	100	103
Stanadyne
10.000%, 08/15/14	900	832
Stanadyne Holdings
12.000%, 02/15/15(B)	225	135

Total Autoparts		1,070

Broadcasting & Cable [4.1%]
Bresnan Broadband Holdings
8.000%, 12/15/18(A)	750	817
Cablevision Systems
8.000%, 04/15/20	400	436
CSC Holdings
7.625%, 07/15/18	100	113
6.750%, 11/15/21	300	323
DCP
10.750%, 08/15/15(A)	500	520
DISH DBS
5.875%, 07/15/22	875	888
4.250%, 04/01/18(A)	800	784
Local TV Finance
9.250%, 06/15/15(A)	122	121
Unitymedia Hessen GmbH & KG(A)
7.500%, 03/15/19	500	526
5.500%, 01/15/23	675	638
Univision Communications(A)
6.875%, 05/15/19	1,525	1,601
6.750%, 09/15/22	250	263

Total Broadcasting & Cable		7,030

Building & Construction [1.9%]
APERAM(A)
7.750%, 04/01/18	1,510	1,434
7.375%, 04/01/16	270	262
Building Materials Corp of America
6.750%, 05/01/21(A)	950	1,009
Dycom Investments
7.125%, 01/15/21	300	318

Description	Face Amount (000)	Value (000)

Interline Brands
7.500%, 11/15/18	$190	$200

Total Building & Construction		3,223

Business Services [0.4%]
FTI Consulting
6.000%, 11/15/22(A)	680	688

Chemicals [0.4%]
Nexeo Solutions
8.375%, 03/01/18	250	249
Polymer Group
7.750%, 02/01/19	380	395

Total Chemicals		644

Coal Mining [1.2%]
Penn Virginia Resource Partners
8.375%, 06/01/20	1,580	1,667
8.250%, 04/15/18	405	422

Total Coal Mining		2,089

Commercial Services [1.7%]
Bankrate
11.750%, 07/15/15	162	172
Ceridian
8.875%, 07/15/19(A)	600	667
ServiceMaster
8.000%, 02/15/20	425	424
7.450%, 08/15/27	275	234
7.100%, 03/01/18	380	366
7.000%, 08/15/20	1,070	1,015

Total Commercial Services		2,878

Communications Software [0.9%]
Aspect Software
10.625%, 05/15/17	1,610	1,614

Computer Graphics [0.2%]
Epicor Software
8.625%, 05/01/19	400	410

Computer System Design & Services [3.3%]
Brocade Communications Systems
4.625%, 01/15/23(A)	1,750	1,645
iGate
9.000%, 05/01/16	1,250	1,300
Stratus Technologies Bermuda
12.000%, 03/29/15	747	751
Stream Global Services
11.250%, 10/01/14(A)	1,955	1,974

Total Computer System Design & Services		5,670

Consumer Products & Services [4.6%]
American Achievement
10.875%, 04/15/16(A)	150	150

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

American Standard Americas
10.750%, 01/15/16(A)	$260	$273
Armored Autogroup
9.250%, 11/01/18	1,555	1,427
Central Garden and Pet
8.250%, 03/01/18	1,900	1,924
Reynolds Group Issuer
6.875%, 02/15/21	1,775	1,864
5.750%, 10/15/20	300	302
Spectrum Brands Escrow(A)
6.625%, 11/15/22	65	68
6.375%, 11/15/20	130	136
WMG Acquisition
11.500%, 10/01/18	1,100	1,259
6.000%, 01/15/21(A)	518	527
Yankee Acquisition, Ser B
9.750%, 02/15/17	50	52

Total Consumer Products & Services		7,982

Containers & Packaging [1.0%]
Ardagh Packaging Finance
4.875%, 11/15/22(A)	450	421
Intertape Polymer US
8.500%, 08/01/14(G)	15	15
Pretium Packaging
11.500%, 04/01/16	350	374
Sealed Air
8.125%, 09/15/19(A)	750	836

Total Containers & Packaging		1,646

Data Processing/Mgmt [2.1%]
Audatex North America
6.000%, 06/15/21(A)	1,025	1,025
First Data(A)
8.875%, 08/15/20	150	164
8.750%, 01/15/22(C)	2,310	2,374

Total Data Processing/Mgmt		3,563

Distribution/Wholesale [0.5%]
INTCOMEX
13.250%, 12/15/14	868	868

Diversified Operations [0.3%]
Amsted Industries
8.125%, 03/15/18(A)	450	475

Drugs [1.2%]
Endo Health Solutions
7.000%, 07/15/19	400	404
VPII Escrow
6.750%, 08/15/18(A)	1,550	1,589

Total Drugs		1,993

E-Commerce/Products [0.4%]
GXS Worldwide
9.750%, 06/15/15	650	662

Description	Face Amount (000)	Value (000)

E-Commerce/Services [0.8%]
IAC
4.750%, 12/15/22(A)	$1,505	$1,422

Educational Services [1.2%]
Laureate Education
9.250%, 09/01/19(A)	1,950	2,086

Electric Utilities [0.9%]
AES
7.375%, 07/01/21	850	933
4.875%, 05/15/23	750	699

Total Electric Utilities		1,632

Engines-Internal Combust [0.3%]
Briggs & Stratton
6.875%, 12/15/20	500	550

Enterprise Software/Serv [1.2%]
Eagle Midco
9.000%, 06/15/18(A)	1,250	1,219
Infor
9.375%, 04/01/19	865	937

Total Enterprise Software/Serv		2,156

Entertainment & Gaming [4.4%]
Buffalo Thunder Development Authority
9.375%, 12/15/14(A) (D) (G)	75	23
Caesars Entertainment Operating
8.500%, 02/15/20	650	613
Carmike Cinemas
7.375%, 05/15/19	310	333
Choctaw Resort Development Enterprise
7.250%, 11/15/19(A)	175	170
Chukchansi Economic Development Authority
9.750%, 05/30/20(A) (D)	473	229
Cinemark USA
4.875%, 06/01/23(A)	475	456
Diamond Resorts
12.000%, 08/15/18	750	821
Inn of the Mountain Gods Resort & Casino
1.250%, 11/30/20(A)	103	96
Lions Gate Entertainment
10.250%, 11/01/16(A)	1,200	1,286
Mashantucket Western Pequot Tribe
8.500%, 11/15/15(A) (D)	170	10
NAI Entertainment Holdings
8.250%, 12/15/17(A)	450	482
Regal Entertainment Group
9.125%, 08/15/18	131	144
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	100	97

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Seminole Indian Tribe of Florida
7.750%, 10/01/17(A)	$360	$383
Snoqualmie Entertainment Authority(A)
9.125%, 02/01/15	120	118
4.223%, 02/01/14(E)	405	395
Speedway Motorsports
6.750%, 02/01/19	250	261
Tunica-Biloxi Gaming Authority
9.000%, 11/15/15(A)	125	110
Waterford Gaming
8.625%, 09/15/14(A) (G)	45	10
Wynn Las Vegas
5.375%, 03/15/22	600	606
4.250%, 05/30/23(A)	1,000	925

Total Entertainment & Gaming		7,568

Financial Services [4.1%]
CNH Capital
6.250%, 11/01/16	250	266
Credit Acceptance
9.125%, 02/01/17	500	529
GETCO Financing Escrow
8.250%, 06/15/18(A)	805	761
Icahn Enterprises
8.000%, 01/15/18	450	472
7.750%, 01/15/16	1,250	1,291
International Lease Finance
2.224%, 06/15/16(E)	650	645
Jefferies Finance
7.375%, 04/01/20(A)	345	335
Jefferies LoanCore
6.875%, 06/01/20(A)	450	437
Nationstar Mortgage
9.625%, 05/01/19	800	896
7.875%, 10/01/20	240	254
6.500%, 07/01/21	700	672
Oxford Finance
7.250%, 01/15/18(A)	450	470

Total Financial Services		7,028

Food, Beverage & Tobacco [2.9%]
ARAMARK
5.750%, 03/15/20(A)	375	383
B&G Foods
4.625%, 06/01/21	600	573
Beverages & More
9.625%, 10/01/14(A)	750	756
Bumble Bee Acquisition
9.000%, 12/15/17(A)	848	901
Bumble Bee Holdco SCA
9.625%, 03/15/18(A) (C)	1,000	1,040
Le-Nature's
9.000%, 06/15/13(A) (D) (G)	150	3

Description	Face Amount (000)	Value (000)

Vector Group
7.750%, 02/15/21	$1,200	$1,239

Total Food, Beverage & Tobacco		4,895

Food-Confectionery [0.2%]
Barry Callebaut Services
5.500%, 06/15/23(A)	300	302

Food-Wholesale/Distrib [1.1%]
US Foods
8.500%, 06/30/19	1,750	1,829

Gas-Distribution [0.5%]
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	800	802

Gold Mining [0.7%]
Eldorado
6.125%, 12/15/20(A)	750	724
IAMGOLD
6.750%, 10/01/20(A)	590	498

Total Gold Mining		1,222

Human Resources [0.7%]
Envision Healthcare
8.125%, 06/01/19	1,150	1,222

Insurance [1.5%]
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	425	412
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,061
National Life Insurance
10.500%, 09/15/39(A)	150	206
Wilton Re Finance
5.875%, 03/30/33(A) (E)	1,000	971

Total Insurance		2,650

Internet & Catalog Retail [0.8%]
Expedia
5.950%, 08/15/20	1,250	1,327

Internet Connectiv Svcs [0.9%]
Zayo Group
10.125%, 07/01/20	1,135	1,260
8.125%, 01/01/20	250	271

Total Internet Connectiv Svcs		1,531

Internet Infrastr Equip [0.8%]
CyrusOne
6.375%, 11/15/22(A)	1,425	1,461

Internet Security [0.8%]
VeriSign
4.625%, 05/01/23(A)	1,400	1,358

Investment Banker/Broker Dealer [1.1%]
Jefferies Group
8.500%, 07/15/19	240	289

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2013 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Nuveen Investments
9.125%, 10/15/17(A)	$1,560	$1,564

Total Investment Banker/Broker Dealer		1,853

Machinery [1.6%]
Tempel Steel
12.000%, 08/15/16(A)	500	475
Victor Technologies Group
9.000%, 12/15/17	2,170	2,338

Total Machinery		2,813

Medical Information Sys [0.9%]
IMS Health
6.000%, 11/01/20(A)	1,600	1,628

Medical Products & Services [2.9%]
Apria Healthcare Group
12.375%, 11/01/14	508	515
BioScrip
10.250%, 10/01/15	600	635
HCA
7.500%, 02/15/22	1,225	1,357
4.750%, 05/01/23	650	622
OnCure Holdings
11.750%, 05/15/17(D)	500	220
Physio-Control International
9.875%, 01/15/19(A)	125	138
Symbion
11.000%, 08/23/15(C)	308	307
Tenet Healthcare
6.250%, 11/01/18	350	368
4.375%, 10/01/21(A)	850	780

Total Medical Products & Services		4,942

Medical-Outptnt/Home Med [0.3%]
Symbion
8.000%, 06/15/16	425	442

Metal-Copper [0.9%]
KGHM International
7.750%, 06/15/19(A)	1,590	1,614

Metals & Mining [0.7%]
Midwest Vanadium
11.500%, 02/15/18(A)	500	365
Mirabela Nickel
8.750%, 04/15/18(A)	1,020	806

Total Metals & Mining		1,171

Miscellaneous Business Services [0.3%]
MCBC Holdings
6.817%, 10/15/14(A) (G)	50	5
Sitel
11.000%, 08/01/17(A)	425	453

Total Miscellaneous Business Services		458

Miscellaneous Manufacturing [1.8%]
AGY Holding
11.000%, 11/15/14(D)	100	52
Description	Face Amount (000)	Value (000)

Atkore International
9.875%, 01/01/18	$435	$461
CEVA Group(A)
11.625%, 10/01/16	220	222
11.500%, 04/01/18(D)	100	87
8.375%, 12/01/17	1,275	1,250
Coleman Cable
9.000%, 02/15/18	665	705
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	254	274

Total Miscellaneous Manufacturing		3,051

Multi-line Insurance [0.5%]
ING
5.650%, 05/15/53(A) (E)	750	698
Kemper
6.000%, 05/15/17	195	212

Total Multi-line Insurance		910

Non-Ferrous Metals [0.1%]
Horsehead Holding
10.500%, 06/01/17(A)	235	249

Office Automation and Equip [0.3%]
CDW
8.000%, 12/15/18	400	435

Oil-Field Services [2.2%]
Exterran Holdings
7.250%, 12/01/18	1,800	1,908
Exterran Partners
6.000%, 04/01/21(A)	225	221
Hiland Partners
7.250%, 10/01/20(A)	725	747
SESI
7.125%, 12/15/21	500	540
6.375%, 05/01/19	300	310

Total Oil-Field Services		3,726

Paper & Related Products [0.6%]
Unifrax I
7.500%, 02/15/19(A)	1,025	1,045

Petrochemicals [0.9%]
TPC Group
8.750%, 12/15/20(A)	1,600	1,636

Petroleum & Fuel Products [9.2%]
Atlas Pipeline Partners(A)
5.875%, 08/01/23	876	832
4.750%, 11/15/21	400	360
Bill Barrett
9.875%, 07/15/16	250	263
7.625%, 10/01/19	1,325	1,371
BreitBurn Energy Partners
7.875%, 04/15/22	1,660	1,693
Carrizo Oil & Gas
7.500%, 09/15/20	175	182
Crestwood Midstream Partners
7.750%, 04/01/19	1,800	1,854

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2013 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Eagle Rock Energy Partners
8.375%, 06/01/19	$2,100	$2,137
Gibson Energy
6.750%, 07/15/21(A)	1,400	1,387
Legacy Reserves(A)
8.000%, 12/01/20	760	785
6.625%, 12/01/21	600	578
Magnum Hunter Resources
9.750%, 05/15/20(A)	220	223
Midstates Petroleum
10.750%, 10/01/20(A)	400	402
Milagro Oil & Gas
10.500%, 05/15/16	400	290
Newfield Exploration
5.625%, 07/01/24	300	291
Pacific Drilling
5.375%, 06/01/20(A)	750	701
Precision Drilling
6.500%, 12/15/21	400	405
SandRidge Energy
8.125%, 10/15/22	1,000	990
7.500%, 03/15/21	650	621
Summit Midstream Holdings
7.500%, 07/01/21(A)	550	558

Total Petroleum & Fuel Products		15,923

Printing & Publishing [1.2%]
Expo Event Transco
9.000%, 06/15/21(A)	975	963
Griffey Intermediate
7.000%, 10/15/20(A)	940	907
Southern Graphics
8.375%, 10/15/20(A)	200	206

Total Printing & Publishing		2,076

Property/Casualty Ins [0.4%]
Lancashire Holdings
5.700%, 10/01/22(A)	480	439
QBE Capital Funding III
7.250%, 05/24/41(A) (E)	250	264

Total Property/Casualty Ins		703

Publishing-Books [0.2%]
Baker & Taylor Acquisitions
15.000%, 04/01/17(A)	475	348

Real Estate [1.6%]
CBRE Services
5.000%, 03/15/23	1,025	971
Kennedy-Wilson
8.750%, 04/01/19(A)	1,665	1,790

Total Real Estate		2,761

REITs [0.3%]
EP Properties
5.750%, 08/15/22	430	435

Description	Face Amount (000)	Value (000)

Research and Development [0.8%]
Alion Science and Technology
12.000%, 11/01/14(C)	$614	$622
Jaguar Holding II
9.500%, 12/01/19(A)	675	746

Total Research and Development		1,368

Retail [6.0%]
AmeriGas Finance
7.000%, 05/20/22	2,110	2,157
Brands
5.625%, 02/15/22	250	254
Brunswick
4.625%, 05/15/21(A)	550	536
Burlington Coat Factory Warehouse
10.000%, 02/15/19	1,500	1,657
Checkers Drive-In Restaurants
11.000%, 12/01/17(A)	600	627
CST Brands
5.000%, 05/01/23(A)	150	146
Dufry Finance SCA
5.500%, 10/15/20(A)	1,600	1,603
GRD Holdings III
10.750%, 06/01/19(A)	2,170	2,322
Mobile Mini
7.875%, 12/01/20	755	812
Wok Acquisition
10.250%, 06/30/20(A)	285	314

Total Retail		10,428

Rubber & Plastic [0.1%]
Goodyear Tire & Rubber
7.000%, 05/15/22	250	256

Schools-Day Care [0.2%]
Knowledge Universe Education
7.750%, 02/01/15(A)	400	384

Security Brokers & Dealers [0.5%]
Bank of America
5.200%, 12/29/49(E)	1,000	940

Shipbuilding [0.3%]
Huntington Ingalls Industries
7.125%, 03/15/21	250	269
6.875%, 03/15/18	250	267

Total Shipbuilding		536

Silver Mining [0.1%]
Hecla Mining
6.875%, 05/01/21(A)	225	209

Telephones & Telecommunications [3.3%]
Avaya
7.000%, 04/01/19(A)	420	379
Clearwire Communications
12.000%, 12/01/15(A)	280	297

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
June 30, 2013 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)/ Shares	Value (000)

CommScope
8.250%, 01/15/19(A)	$1,325	$1,414
Level 3 Financing
4.215%, 02/15/15(E)	1,250	1,250
Lynx I
5.375%, 04/15/21(A)	355	357
SBA Telecommunications
5.750%, 07/15/20(A)	300	301
Sprint Nextel
7.000%, 03/01/20(A)	1,150	1,242
UPCB Finance V
7.250%, 11/15/21(A)	500	529

Total Telephones & Telecommunications		5,769

Textile-Home Furnishings [0.3%]
Empire Today
11.375%, 02/01/17(A)	700	560

Transportation Services [5.1%]
Carlson Wagonlit
6.875%, 06/15/19(A)	800	808
Florida East Coast Railway
8.125%, 02/01/17	750	793
Harbinger Group
7.875%, 07/15/19(A)	1,375	1,406
Marquette Transportation
10.875%, 01/15/17	1,160	1,241
Pegasus Solutions
10.500%, 04/15/15(A) (G)	100	95
Quality Distribution
9.875%, 11/01/18	800	870
Rural Metro
10.125%, 07/15/19(A)	1,005	845
Sabre
8.500%, 05/15/19(A)	1,095	1,166
Sabre Holdings
8.350%, 03/15/16	1,245	1,332
Travelport
13.875%, 03/01/16(A)	173	176
11.875%, 09/01/16	90	84

Total Transportation Services		8,816

Web Hosting/Design [0.2%]
Equinix
7.000%, 07/15/21	250	271

X-Ray Equipment [0.4%]
Hologic
6.250%, 08/01/20	700	726

Total Corporate Bonds
(Cost $163,602)		164,788

Preferred Stock [0.6%]
Insurance [0.6%]
Aspen Insurance Holdings*	40,000	1,020

Total Preferred Stock
(Cost $1,000)		1,020

Description	Shares/ Face Amount (000)	Value (000)

Common Stock [0.1%]
Printing & Publishing [0.1%]
Houghton Mifflin Harcourt*	9,352	$250

Total Common Stock
(Cost $400)		250

	Number of Warrants
Warrants [0.1%]
Alion Science and Technology,
Expires 03/15/17* (G)	380	—
CUI Acquisition* (F) (G) (H)	2,756	110
Global Aviation*	35,583	—

Total Warrants
(Cost $250)		110

Convertible Bond [0.0%]
Food, Beverage & Tobacco [0.0%]
Vector Group
3.875%, 06/15/26(E)	$54	59

Total Convertible Bond
(Cost $56)		59

Loans [0.0%]
Global Aviation, Term Loan (G) 10.000%, 07/13/17	22	15
3.000%, 02/13/18	216	11

Total Loans
(Cost $177)		26

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia CVV* (F) (G)	8,500	—

Total Special Stock
(Cost $9)		—

Short-Term Investments [1.6%]
CNI Prime Money Market Fund, Servicing Cl, 0.030%**‡	1,375,906	1,376
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	1,375,906	1,376

Total Short-Term Investments
(Cost $2,752)		2,752

Total Investments [97.8%]
(Cost $168,246)†		$169,005

Percentages are based on Net Assets of $172,729 ($ Thousands).

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
June 30, 2013 (Unaudited)

High Yield Bond Fund

†
At June 30, 2013, the tax basis cost of the Fund's investments was $168,246 ($ Thousands), and the unrealized appreciation and depreciation were $5,056 ($ Thousands) and $(4,297) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2013.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2013, the value of these securities amounted to $86,842 ($ Thousands), representing 50.28% of the net assets of the Fund.

(B)	Step Bond — The rate reported is the rate in effect on June 30, 2013. The coupon on a step bond changes on a specific date.
(C)	Payment in Kind.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2013.
(F)	Securities are fair valued. The total value of such securities as of June 30, 2013 was $110 ($ Thousands) and represented 0.06% of the net assets of the Fund.
(G)	Security considered illiquid. The total value of such securities as of June 30, 2013 was $568 ($ Thousands) and represented 0.33% of the net assets of the Fund.
(H)	This warrant is a result of the restructuring of Cleveland Unlimited, has an exercise price of $0.0001 per share of common stock and does not have an expiration date.

Cl — Class
CVV — Contingent Value Vehicle
REITs — Real Estate Investment Trusts
Ser — Series
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$164,788	$—	$164,788
Preferred Stock	—	1,020	—	1,020
Common Stock	—	250	—	250
Warrants	—	—	110	110
Convertible Bond	—	59	—	59
Loans	—	26	—	26
Short-Term Investments	2,752	—	—	2,752
Total Investments in Securities	$2,752	$166,143	$110	$169,005

(1)
Of the $110 ($ Thousands) in Level 3 securities as of June 30, 2013, $110 ($ Thousands) or 0.06% are not valued via third party pricing vendors and broker quotes.  If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party vendors or broker quotes.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended June 30, 2013, there have been transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs to determine fair value.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 7

Schedule of Investments
June 30, 2013 (Unaudited)

Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [71.5%]
Consumer Discretionary [3.7%]
AutoZone
3.700%, 04/15/22	$250	$243
Best Buy
7.250%, 07/15/13	250	250
3.750%, 03/15/16	300	299
Comcast
3.125%, 07/15/22	200	195
Expedia
5.950%, 08/15/20	250	265
Gap
5.950%, 04/12/21	495	548
Hasbro
6.125%, 05/15/14	250	261
Royal Caribbean Cruises
6.875%, 12/01/13	250	255
Scripps Networks Interactive
2.700%, 12/15/16	1,000	1,040
Toys R Us
7.375%, 10/15/18	500	451
Toys R Us Property II
8.500%, 12/01/17	21	22
Tupperware Brands
4.750%, 06/01/21	500	507
WPP Finance UK
8.000%, 09/15/14	749	809
5.875%, 06/15/14	400	417

Total Consumer Discretionary		5,562

Consumer Staples [3.9%]
Avon Products
6.500%, 03/01/19	250	280
Campbell Soup
8.875%, 05/01/21	350	461
ConAgra Foods
4.950%, 08/15/20(A)	410	440
1.900%, 01/25/18	200	197
CVS Caremark
2.750%, 12/01/22	500	467
Kellogg
3.125%, 05/17/22	250	243
Lorillard Tobacco
8.125%, 06/23/19	500	613
PepsiAmericas
4.875%, 01/15/15	250	266
Reynolds American
7.625%, 06/01/16	290	338
6.750%, 06/15/17	100	116
Safeway
5.000%, 08/15/19	475	504
4.750%, 12/01/21	526	536
3.950%, 08/15/20	672	659
WM Wrigley Jr
4.650%, 07/15/15	750	791

Total Consumer Staples		5,911

Description	Face Amount (000)	Value (000)

Energy [4.0%]
Boardwalk Pipelines
5.875%, 11/15/16	$146	$163
5.750%, 09/15/19	175	195
5.500%, 02/01/17	221	244
5.200%, 06/01/18	84	91
Buckeye Partners
6.050%, 01/15/18	155	174
4.625%, 07/15/13	400	400
Chesapeake Energy
9.500%, 02/15/15	385	425
Ecopetrol
7.625%, 07/23/19	250	296
Enbridge Energy Partners
5.875%, 12/15/16	191	216
5.350%, 12/15/14	20	21
Energy Transfer Partners
9.700%, 03/15/19	330	428
9.000%, 04/15/19	189	240
6.125%, 02/15/17	426	480
3.600%, 02/01/23	200	187
FMC Technologies
3.450%, 10/01/22	200	192
Kinder Morgan Energy Partners
5.625%, 02/15/15	284	305
National Oilwell Varco
6.125%, 08/15/15	100	100
Petrobras International Finance - Pifco
5.750%, 01/20/20	250	260
2.875%, 02/06/15	500	505
Plains All American Pipeline
5.875%, 08/15/16	205	223
PPL Energy Supply
6.200%, 05/15/16	105	117
Puget Energy
6.000%, 09/01/21	500	537
Sabine Pass LNG
7.500%, 11/30/16	100	108
Williams Partners
3.350%, 08/15/22	200	184

Total Energy		6,091

Financials [21.0%]
ACE INA Holdings
2.700%, 03/13/23	850	793
Alleghany
5.625%, 09/15/20	270	297
American Express Credit, MTN
7.300%, 08/20/13	250	252
Axis Specialty Finance
5.875%, 06/01/20	250	277
Bank of America
5.420%, 03/15/17(A)	42	45
Bear Stearns
5.550%, 01/22/17	468	513
Berkshire Hathaway
3.000%, 02/11/23	250	241
1.600%, 05/15/17	440	438
1.550%, 02/09/18	300	294

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Bunge Finance
8.500%, 06/15/19	$105	$130
5.100%, 07/15/15	500	537
Capital One
1.500%, 03/22/18	475	458
Citigroup
5.000%, 09/15/14	503	523
CNA Financial
6.950%, 01/15/18	1,076	1,229
Countrywide Financial, MTN
6.000%, 08/26/20(B)	313	309
Dresdner Bank NY
7.250%, 09/15/15	1,000	1,047
ERAC USA Finance
3.300%, 10/15/22(A)	250	237
Ford Motor Credit
1.700%, 05/09/16	1,000	984
General Electric Capital, MTN
5.625%, 09/15/17	300	340
5.450%, 01/15/16	289	289
Goldman Sachs Group
6.250%, 09/01/17	550	624
6.000%, 06/15/20	500	562
5.625%, 01/15/17	700	759
5.350%, 01/15/16	250	271
5.125%, 01/15/15	355	374
Icahn Enterprises
8.000%, 01/15/18	440	462
7.750%, 01/15/16	305	315
Janus Capital Group
6.700%, 06/15/17	600	670
Jefferies Group
5.875%, 06/08/14	733	759
JPMorgan Chase
3.375%, 05/01/23	2,500	2,328
JPMorgan Chase, MTN
5.300%, 05/15/18	150	146
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(C)	400	97
Merrill Lynch
5.700%, 05/02/17	950	1,023
Moody's
5.500%, 09/01/20	800	862
Morgan Stanley
5.375%, 10/15/15	210	225
4.750%, 04/01/14	3,323	3,395
4.200%, 11/20/14	250	259
Morgan Stanley, MTN
6.000%, 05/13/14	1,050	1,092
6.000%, 04/28/15	600	643
5.450%, 01/09/17	100	108
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,329
National Bank of Canada, MTN
1.450%, 11/07/17	750	731
National Rural Utilities Cooperative Finance
6.550%, 11/01/18	300	359

Description	Face Amount (000)	Value (000)

Nationsbank
10.200%, 07/15/15	$250	$290
Nisource Capital Markets, MTN
7.860%, 03/27/17	163	184
Nisource Finance
5.400%, 07/15/14	266	278
Principal Financial Group
3.300%, 09/15/22	200	194
Progressive
7.000%, 10/01/13	40	41
Protective Life
6.400%, 01/15/18	250	284
Salomon, MTN
7.300%, 08/01/13	250	251
Silicon Valley Bank
6.050%, 06/01/17	355	383
SLM, MTN
5.050%, 11/14/14	500	511
5.000%, 06/15/18	802	778
UBS, MTN
7.375%, 06/15/17	388	435
Wells Fargo
2.625%, 12/15/16	235	243
1.500%, 01/16/18	150	146
Wells Fargo, MTN
3.450%, 02/13/23	250	239
2.100%, 05/08/17	250	251
Wells Fargo Bank
5.750%, 05/16/16	100	112
Westpac Banking, MTN
1.600%, 01/12/18	250	245
Wilmington Trust
8.500%, 04/02/18	315	383

Total Financials		31,874

Healthcare [1.0%]
Actavis
3.250%, 10/01/22	500	466
BioMed Realty
3.850%, 04/15/16	500	524
Boston Scientific
4.500%, 01/15/15	250	262
UnitedHealth Group
1.625%, 03/15/19	250	242

Total Healthcare		1,494

Industrials [6.9%]
Avery Dennison
5.375%, 04/15/20	405	426
Canadian National Railway
2.250%, 11/15/22	650	604
Carlisle
3.750%, 11/15/22	250	238
Caterpillar
7.000%, 12/15/13	250	258
CNH America
7.250%, 01/15/16	388	421
DCP Midstream Operating
3.250%, 10/01/15	120	124

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Eaton
8.875%, 06/15/19	$125	$158
Embraer Overseas
6.375%, 01/24/17	465	502
IDEX
4.200%, 12/15/21	250	252
Ingersoll-Rand Global Holding
9.500%, 04/15/14	250	267
International Lease Finance, MTN
6.100%, 04/15/14	250	256
5.650%, 06/01/14	197	201
Joy Global
6.000%, 11/15/16	500	565
Lennox International
4.900%, 05/15/17	250	266
Manitowoc
9.500%, 02/15/18	148	159
NuStar Logistics
7.650%, 04/15/18	250	279
4.800%, 09/01/20	200	192
Owens Corning
6.500%, 12/01/16	620	692
Penske Truck Leasing(A)
4.875%, 07/11/22	200	207
4.250%, 01/17/23	300	296
3.375%, 03/15/18	250	257
2.500%, 03/15/16	500	509
Republic Services
3.550%, 06/01/22	250	243
Roper Industries
3.125%, 11/15/22	200	189
1.850%, 11/15/17	250	246
Rowan
4.875%, 06/01/22	200	206
Spectra Energy
5.500%, 03/01/14	240	247
Spectra Energy Capital
6.750%, 07/15/18	745	877
Transocean
7.375%, 04/15/18	494	566
6.000%, 03/15/18	500	560
Xylem
3.550%, 09/20/16	200	210

Total Industrials		10,473

Information Technology [7.1%]
Advanced Micro Devices
8.125%, 12/15/17	1,000	1,032
Arrow Electronics
6.875%, 06/01/18	400	459
Avnet
6.625%, 09/15/16	128	143
Cardtronics
8.250%, 09/01/18	225	239
Dell
5.650%, 04/15/18	500	506
5.625%, 04/15/14	322	333
Fiserv
3.500%, 10/01/22	250	237

Description	Face Amount (000)	Value (000)

Hewlett-Packard
4.750%, 06/02/14	$850	$877
1.550%, 05/30/14	920	924
KLA-Tencor
6.900%, 05/01/18	200	233
Lexmark International
5.125%, 03/15/20	2,250	2,262
Nokia
5.375%, 05/15/19	950	924
Western Union
5.253%, 04/01/20	2,000	2,121
Xerox
8.250%, 05/15/14	473	503

Total Information Technology		10,793

Materials [7.9%]
Airgas
2.900%, 11/15/22	250	232
Alcoa
6.750%, 07/15/18	700	760
6.150%, 08/15/20	200	205
5.720%, 02/23/19	385	392
AngloGold Ashanti Holdings
5.375%, 04/15/20	1,317	1,231
ArcelorMittal
9.850%, 06/01/19	200	236
9.500%, 02/15/15	400	437
6.125%, 06/01/18	800	824
Cabot
5.000%, 10/01/16	300	330
Glencore Funding
1.700%, 05/27/16(A)	1,500	1,455
International Paper
5.500%, 01/15/14	465	475
Kinross
5.125%, 09/01/21	303	293
Rio Tinto Finance USA
8.950%, 05/01/14	100	107
RPM International
6.125%, 10/15/19	150	172
3.450%, 11/15/22	250	233
Southern Copper
6.375%, 07/27/15	380	412
Vale Inco
5.700%, 10/15/15	100	107
Vale Overseas
5.625%, 09/15/19	350	377
Vulcan Materials
6.400%, 11/30/17	1,000	1,065
Worthington Industries
6.500%, 04/15/20	250	269
Xstrata Canada
6.000%, 10/15/15	1,192	1,298
5.500%, 06/15/17	1,010	1,085

Total Materials		11,995

REITs [5.3%]
CommonWealth
6.650%, 01/15/18	300	327
5.875%, 09/15/20	105	109

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2013 (Unaudited)

Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

DDR
4.625%, 07/15/22	$250	$253
Equity One
3.750%, 11/15/22	250	235
HCP
6.000%, 03/01/15	215	231
6.000%, 01/30/17	350	393
5.650%, 12/15/13	250	256
HCP, MTN
6.300%, 09/15/16	462	525
Health Care REIT
5.875%, 05/15/15	268	290
Healthcare Realty Trust
6.500%, 01/17/17	250	279
Highwoods Realty
3.625%, 01/15/23	200	186
Liberty Property, MTN
7.500%, 01/15/18	177	209
National Retail Properties
6.875%, 10/15/17	300	350
3.800%, 10/15/22	350	333
Post Apartment Homes
3.375%, 12/01/22	200	187
Prologis
7.375%, 10/30/19	558	665
6.875%, 03/15/20	279	323
Realty Income
5.950%, 09/15/16	129	145
3.250%, 10/15/22	200	183
Senior Housing Properties Trust
6.750%, 12/15/21	500	552
4.300%, 01/15/16	500	518
Simon Property Group
6.100%, 05/01/16	600	673
5.750%, 12/01/15	408	450
Tanger Properties
6.150%, 11/15/15	115	128
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	238

Total REITs		8,038

Shipping & Transportation [1.1%]
Burlington Northern Santa Fe
3.000%, 03/15/23	250	238
Federal Express 1998 Pass-Through Trust
7.020%, 01/15/16	568	613
GATX
8.750%, 05/15/14	200	213
6.000%, 02/15/18	170	191
Union Pacific
4.875%, 01/15/15	400	424

Total Shipping & Transportation		1,679

Telecommunication Services [4.2%]
America Movil
5.750%, 01/15/15	186	198

Description	Face Amount (000)	Value (000)

CenturyLink
6.450%, 06/15/21	$355	$370
5.800%, 03/15/22	250	246
COX Communications
7.250%, 11/15/15	231	262
COX Communications, MTN
6.850%, 01/15/18	224	258
Qwest
6.500%, 06/01/17	100	113
Telecom Italia Capital
7.175%, 06/18/19	100	111
6.999%, 06/04/18	600	659
6.175%, 06/18/14	625	647
5.250%, 11/15/13	560	567
Telefonica Emisiones
6.421%, 06/20/16	200	220
Telefonica Emisiones SAU
6.221%, 07/03/17	286	312
5.462%, 02/16/21	115	118
5.134%, 04/27/20	300	307
4.949%, 01/15/15	764	797
3.992%, 02/16/16	500	516
3.729%, 04/27/15	400	412
Verizon New England
4.750%, 10/01/13	250	253

Total Telecommunication Services		6,366

Utilities [5.4%]
AES Gener
7.500%, 03/25/14	61	63
American Water Capital
6.085%, 10/15/17	310	358
AmeriGas Partners
6.500%, 05/20/21	477	482
British Transco Finance
6.625%, 06/01/18	128	152
Cleveland Electric Illuminating
7.880%, 11/01/17	10	12
5.700%, 04/01/17	10	11
Commonwealth Edison
4.700%, 04/15/15	250	266
Enersis
7.375%, 01/15/14	263	270
Entergy Mississippi
6.640%, 07/01/19	540	640
4.950%, 06/01/18	39	39
Entergy New Orleans
5.250%, 08/01/13	250	251
Entergy Texas
7.125%, 02/01/19	190	227
Jersey Central Power & Light
5.625%, 05/01/16	265	294
National Fuel Gas
4.900%, 12/01/21	500	531
National Grid
6.300%, 08/01/16	270	305
Northern Indiana Public Service, MTN
7.590%, 06/12/17	440	499

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2013 (Unaudited)

Intermediate Fixed Income Fund

Description	Face Amount (000)/ Shares	Value (000)

Ohio Edison
6.400%, 07/15/16	$217	$248
ONEOK
4.250%, 02/01/22	350	344
PacifiCorp
5.450%, 09/15/13	500	505
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	474
Pennsylvania Electric
6.625%, 04/01/19	15	17
Puget Energy
5.625%, 07/15/22	250	265
Puget Sound Energy, MTN
6.740%, 06/15/18	57	68
Southwestern Electric Power
5.875%, 03/01/18	581	660
3.550%, 02/15/22	500	488
Southwestern Public Service
8.750%, 12/01/18	250	322
TransAlta
5.750%, 12/15/13	480	491
Xcel Energy
5.613%, 04/01/17	10	11

Total Utilities		8,293

Total Corporate Bonds
(Cost $106,302)		108,569

Preferred Stock [7.5%]
Energy [0.2%]
NextEra Energy Capital Holdings*	10,000	239

Financials [3.0%]
BB&T*	10,000	241
Charles Schwab*	20,000	509
Citigroup*	10,000	239
Digital Realty Trust*	10,000	250
Goldman Sachs Group*	25,000	615
HSBC Holdings*	30,000	813
JPMorgan Chase*	20,000	480
Kimco Realty*	10,000	239
PPL Capital Funding*	10,000	241
Prudential Financial*	10,000	244
Vornado Realty Trust*	20,000	472
Wells Fargo*	10,000	234

Total Financials		4,577

Industrials [0.5%]
Pitney Bowes*	10,000	252
Stanley Black & Decker*	20,000	489

Total Industrials		741

REITs [1.6%]
National Retail Properties*	20,000	508
Realty Income*	20,000	515
Senior Housing Properties Trust*	52,500	1,256

Description	Shares/ Face Amount (000)	Value (000)

Ventas Realty*	10,000	$236

Total REITs		2,515

Telecommunication Services [1.4%]
Qwest*	43,700	1,161
Telephone & Data Systems*	30,000	718
United States Cellular*	10,000	253

Total Telecommunication Services		2,132

Utilities [0.8%]
DTE Energy*	20,000	520
Entergy Louisiana*	10,000	228
SCE Trust I*	20,000	472

Total Utilities		1,220

Total Preferred Stock
(Cost $11,497)		11,424

U.S. Government Agency Obligations [6.6%]
FFCB
3.600%, 05/14/32	$200	184
3.500%, 02/28/33	2,000	1,887
FHLB
5.500%, 08/20/18	225	227
3.480%, 03/25/33	990	931
3.400%, 10/04/32	1,667	1,540
3.400%, 03/28/33	1,000	917
3.100%, 07/09/26	538	525
3.070%, 10/15/27	110	104
FNMA
3.400%, 09/27/32	4,000	3,759

Total U.S. Government Agency Obligations
(Cost $10,729)		10,074

Municipal Bonds [5.2%]
Arizona [0.1%]
Arizona State, Public Service
6.250%, 08/01/16	44	50

California [2.6%]
California State, Department of Water Resources, Ser L, RB
Callable 05/01/20 @ 100
5.000%, 05/01/21	3,460	4,023

Florida [2.5%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	3,870	3,744

Total Municipal Bonds
(Cost $8,054)		7,817

Asset-Backed Securities [2.6%]
BT SPE (Acquired 07/06/11, Acquisition Cost $1,611,982)
9.250%, 06/06/16(D) (E) (F)	1,423	1,378

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
June 30, 2013 (Unaudited)

Intermediate Fixed Income Fund

Description	Face Amount (000)/ Shares	Value (000)

Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	$2,500	$2,497

Total Asset-Backed Securities
(Cost $3,923)		3,875

Convertible Bonds [0.4%]
Information Technology [0.4%]
Advanced Micro Devices
6.000%, 05/01/15	256	262
Linear Technology
3.000%, 05/01/27	258	269

Total Information Technology		531

Total Convertible Bonds
(Cost $491)		531

Foreign Government Bonds [0.3%]
Province of Newfoundland Canada
7.320%, 10/13/23	100	130
Province of Quebec Canada
7.380%, 04/09/26	100	135
Region of Lombardy
5.804%, 10/25/32	150	143

Total Foreign Government Bonds
(Cost $386)		408

Certificate of Deposit [0.1%]
Swiss Bank
7.375%, 07/15/15	175	193

Total Certificate of Deposit
(Cost $183)		193

U.S. Government Mortgage-Backed Obligation [0.0%]
FHLMC, Pool G02940
5.500%, 05/01/37	32	35

Total U.S. Government Mortgage-Backed Obligation
(Cost $31)		35

Short-Term Investments [5.2%]
CNI Charter Government Money Market Fund, Servicing Cl, 0.010%**‡	3,950,844	3,951
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	3,950,844	3,951

Total Short-Term Investments
(Cost $7,902)		7,902

Total Investments [99.4%]
(Cost $149,498)†		$150,828

Percentages are based on Net Assets of $151,740 ($ Thousands).

†
At June 30, 2013, the tax basis cost of the Fund's investments was $149,498 ($ Thousands), and the unrealized appreciation and depreciation were $3,871 ($ Thousands) and $(2,541) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2013.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2013, the value of these securities amounted to $3,446 ($ Thousands), representing 2.27% of the net assets of the Fund.

(B)	Step Bond — The rate reported is the rate in effect on June 30, 2013. The coupon on a step bond changes on a specific date.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2013 was $1,378 ($ Thousands) and represented 0.91% of the net assets of the Fund.

(E)	Security considered restricted. The total value of such securities as of June 30, 2013 was $1,378 ($ Thousands) and represented 0.91% of the net assets of the Fund.
(F)	Security considered illiquid. The total value of such securities as of June 30, 2013 was $1,378 ($ Thousands) and represented 0.91% of the net assets of the Fund.

Cl — Class
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
REITs — Real Estate Investment Trusts
Ser — Series
SPE — Special Purpose Entity

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
June 30, 2013 (Unaudited)

Intermediate Fixed Income Fund

The following is a list of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$108,569	$—	$108,569
Preferred Stock	5,749	5,675	—	11,424
U.S. Government Agency Obligations	—	10,074	—	10,074
Municipal Bonds	—	7,817	—	7,817
Asset-Backed Securities	—	2,497	1,378	3,875
Convertible Bonds	—	531	—	531
Foreign Government Bonds	—	408	—	408
Certificate of Deposit	—	193	—	193
U.S. Government Mortgage-Backed Obligation	—	35	—	35
Short-Term Investments	7,902	—	—	7,902
Total Investments in Securities	$13,651	$135,799	$1,378	$150,828

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of June 30, 2013:

Investments in Asset-Backed Securities ($ Thousands)
Beginning balance as of January 1, 2013	$1,742
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	12
Net purchases	—
Net sales	(376)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2013	$1,378

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2013	Valuation Techniques
BT SPE	$1,378,216	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 7

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [60.3%]
Advertising Sales [0.1%]
Lamar Media
5.875%, 02/01/22	$200	$205
5.000%, 05/01/23	450	432

Total Advertising Sales		637

Aerospace & Defense [0.4%]
BE Aerospace
5.250%, 04/01/22	950	945
Silver II Borrower
7.750%, 12/15/20(A)	925	930
TransDigm
7.750%, 12/15/18	1,125	1,184

Total Aerospace & Defense		3,059

Air Transportation [0.6%]
Grupo Senda Autotransporte
10.500%, 10/03/15	3,633	3,733
PHI
8.625%, 10/15/18	600	636

Total Air Transportation		4,369

Applications Software [0.3%]
Emdeon
11.000%, 12/31/19	1,075	1,212
Nuance Communications
5.375%, 08/15/20(A)	800	782

Total Applications Software		1,994

Auto Rent & Lease [0.3%]
Hertz
6.750%, 04/15/19	825	872
United Rentals North America
8.375%, 09/15/20	875	947
7.625%, 04/15/22	300	325

Total Auto Rent & Lease		2,144

Auto/Trk Prts and Equip-Repl [0.4%]
Allison Transmission
7.125%, 05/15/19(A)	650	687
Exide Technologies
8.625%, 02/01/18(B)	550	335
IDQ Holdings
11.500%, 04/01/17(A)	525	575
UCI International
8.625%, 02/15/19	1,325	1,352

Total Auto/Trk Prts and Equip-Repl		2,949

Automotive [0.2%]
Chrysler Group
8.250%, 06/15/21	675	745
Jaguar Land Rover Automotive
8.125%, 05/15/21(A)	625	688

Total Automotive		1,433

Autoparts [0.9%]
Affinia Group
7.750%, 05/01/21(A)	325	327

Description	Face Amount (000)	Value (000)

American Axle & Manufacturing
7.750%, 11/15/19	$1,225	$1,348
6.625%, 10/15/22	100	102
6.250%, 03/15/21	275	279
International Automotive Components Group
9.125%, 06/01/18(A)	625	625
Lear
4.750%, 01/15/23(A)	300	285
Pittsburgh Glass Works
8.500%, 04/15/16(A)	725	718
Schaeffler Finance BV
8.500%, 02/15/19(A)	1,150	1,282
4.750%, 05/15/21(A)	325	309
Tenneco
6.875%, 12/15/20	275	294
Tomkins
9.000%, 10/01/18	623	679

Total Autoparts		6,248

Banks [5.8%]
Alliance Bank JSC
15.191%, 03/25/20(C) (D)	9,734	2,531
9.303%, 03/25/20(A) (C) (D)	1,838	478
Banco BMG
8.000%, 04/15/18	1,000	964
Banco de Reservas de la Republica Dominicana
7.000%, 02/01/23	1,000	1,000
Bank of Georgia JSC, MTN
7.750%, 07/05/17	2,600	2,613
CIT Group
6.625%, 04/01/18(A)	325	351
5.375%, 05/15/20	225	230
5.250%, 03/15/18	1,050	1,079
4.750%, 02/15/15(A)	225	229
4.250%, 08/15/17	175	176
CorpGroup Banking
6.750%, 03/15/23	2,000	2,014
Credit Europe Bank
8.000%, 01/24/23(C)	5,000	5,137
Developmental Bank of Mongolia
5.750%, 03/21/17	1,500	1,455
EXIM of Ukraine CJSC Via Credit Suisse First Boston International
5.793%, 02/09/16(C) (E)	4,378	3,678
First Ukrainian International Bank CJSC Via Standard Bank
11.000%, 12/31/14	2,165	2,165
Home Credit & Finance Bank OOO Via Eurasia Capital
9.375%, 04/24/20(C)	1,500	1,538
NDR Finance
8.000%, 06/22/17(C) (D)	721	649
Nomos Bank Via Nomos Capital
10.000%, 04/26/19	1,000	1,038

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Oschadbank Via SSB #1
8.250%, 03/10/16	$1,000	$932
Promsvyazbank Via PSB Finance, MTN
10.200%, 11/06/19	1,500	1,575
Russian Standard Bank Via Russian Standard Finance, MTN
10.750%, 04/10/18	3,000	3,150
Sberbank of Russia Via SB Capital
5.125%, 10/29/22	1,000	938
Tinkoff Credit Systems Via TCS Finance, MTN
14.000%, 06/06/18	3,350	3,718
Turkiye Is Bankasi
6.000%, 10/24/22	200	195
Turkiye Vakiflar Bankasi Tao
6.000%, 11/01/22(A)	2,500	2,400
5.750%, 04/24/17	500	518
Ukreximbank Via Biz Finance
8.375%, 04/27/15	1,000	972
Yapi ve Kredi Bankasi
5.500%, 12/06/22	500	455

Total Banks		42,178

Beauty Products [0.1%]
First Quality Finance
4.625%, 05/15/21(A)	350	332

Broadcasting & Cable [2.0%]
Aerospace Satellite Holding BV
12.750%, 11/16/15	3,000	3,218
AMC Networks
7.750%, 07/15/21	600	655
4.750%, 12/15/22	200	193
Anixter
5.625%, 05/01/19	600	621
Belden
5.500%, 09/01/22(A)	800	786
CCO Holdings
8.125%, 04/30/20	50	55
7.375%, 06/01/20	450	489
6.625%, 01/31/22	650	678
5.750%, 09/01/23(A)	525	508
5.750%, 01/15/24	175	169
5.125%, 02/15/23	225	211
Cequel Communications Holdings I
6.375%, 09/15/20(A)	350	356
Clear Channel Communications
9.000%, 03/01/21	1,625	1,544
Clear Channel Worldwide Holdings
7.625%, 03/15/20	1,475	1,525
Crown Media Holdings
10.500%, 07/15/19	1,050	1,166
DISH DBS
5.875%, 07/15/22	1,675	1,700

Description	Face Amount (000)	Value (000)

General Cable
5.750%, 10/01/22(A)	$700	$693

Total Broadcasting & Cable		14,567

Building & Construction [1.5%]
Building Materials Corp of America
7.500%, 03/15/20(A)	100	107
6.750%, 05/01/21(A)	575	611
Cemex Finance
9.500%, 12/14/16	2,500	2,651
Dynacast International
9.250%, 07/15/19	800	872
Grupo Cementos de Chihuahua
8.125%, 02/08/20	700	719
Interline Brands
10.000%, 11/15/18(F)	1,075	1,156
Masonite International
8.250%, 04/15/21(A)	550	593
MasTec
4.875%, 03/15/23	250	237
Nortek
8.500%, 04/15/21(A)	1,350	1,441
Ply Gem Industries
9.375%, 04/15/17	105	111
8.250%, 02/15/18	940	1,001
Reliance Intermediate Holdings
9.500%, 12/15/19(A)	300	324
Roofing Supply Group
10.000%, 06/01/20(A)	775	839

Total Building & Construction		10,662

Business Services [0.2%]
CoreLogic
7.250%, 06/01/21	1,250	1,331

Capacitors [0.2%]
Kemet
10.500%, 05/01/18	1,150	1,173

Chemicals [1.1%]
Ashland
4.750%, 08/15/22(A)	125	124
Axiall
4.875%, 05/15/23(A)	100	95
Eagle Spinco
4.625%, 02/15/21(A)	175	168
EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/17(A)	1,000	983
Fufeng Group
7.625%, 04/13/16	1,000	940
Hexion US Finance
9.000%, 11/15/20	675	645
8.875%, 02/01/18	725	739
Huntsman International
8.625%, 03/15/20	150	163
8.625%, 03/15/21	425	466
Momentive Performance Materials
10.000%, 10/15/20	350	364

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

OMNOVA Solutions
7.875%, 11/01/18	$925	$962
Rentech Nitrogen Partners
6.500%, 04/15/21(A)	275	272
Yingde Gases Investment
8.125%, 04/22/18	1,800	1,746

Total Chemicals		7,667

Circuit Boards [0.1%]
Viasystems
7.875%, 05/01/19(A)	725	765

Coal Mining [0.0%]
DTEK Finance BV
9.500%, 04/28/15	322	324

Coatings/Paint [0.1%]
US Coatings Acquisition
7.375%, 05/01/21(A)	1,050	1,071

Commercial Serv-Finance [0.7%]
Igloo Holdings
8.250%, 12/15/17(A) (F)	1,000	1,020
Interactive Data
10.250%, 08/01/18	625	691
Lender Processing Services
5.750%, 04/15/23	1,325	1,408
TransUnion Holding
9.625%, 06/15/18	1,200	1,281
8.125%, 06/15/18(A) (F)	475	503

Total Commercial Serv-Finance		4,903

Commercial Services [0.9%]
Altegrity
11.750%, 05/01/16(A) (D)	125	97
BC Luxco 1
7.375%, 01/29/20	5,000	4,500
ServiceMaster
7.450%, 08/15/27	150	128
7.100%, 03/01/18	475	458
7.000%, 08/15/20	1,025	972

Total Commercial Services		6,155

Communication & Media [0.1%]
Truven Health Analytics
10.625%, 06/01/20(A)	775	852

Communications Software [0.1%]
Aspect Software
10.625%, 05/15/17	425	426

Computer Graphics [0.3%]
Epicor Software
8.625%, 05/01/19	1,825	1,871

Computer System Design & Services [0.2%]
NCR
5.000%, 07/15/22	475	458
4.625%, 02/15/21	250	239

Description	Face Amount (000)	Value (000)

SunGard Data Systems
7.625%, 11/15/20	$575	$610
7.375%, 11/15/18	50	53
6.625%, 11/01/19(A)	275	276

Total Computer System Design & Services		1,636

Computers-Memory Devices [0.3%]
Seagate HDD Cayman
7.000%, 11/01/21	300	321
6.875%, 05/01/20	150	159
4.750%, 06/01/23(A)	725	676
Spansion
7.875%, 11/15/17	1,250	1,275

Total Computers-Memory Devices		2,431

Consumer Products & Services [1.1%]
Libbey Glass
6.875%, 05/15/20	1,080	1,130
Norcraft
10.500%, 12/15/15	725	752
Prestige Brands
8.125%, 02/01/20	300	328
Reynolds Group Issuer
9.875%, 08/15/19	1,950	2,086
8.250%, 02/15/21	2,100	2,079
5.750%, 10/15/20	350	353
Spectrum Brands
6.750%, 03/15/20	1,000	1,054

Total Consumer Products & Services		7,782

Containers & Packaging [0.9%]
Ardagh Packaging Finance
9.125%, 10/15/20(A)	1,825	1,945
Ball
5.000%, 03/15/22	450	448
4.000%, 11/15/23	825	763
Berry Plastics
9.500%, 05/15/18	300	326
BOE Merger
9.500%, 11/01/17(A) (F)	825	841
BWAY Holding
10.000%, 06/15/18	425	465
Crown Americas
4.500%, 01/15/23(A)	200	189
Greif
7.750%, 08/01/19	400	458
Pactiv
7.950%, 12/15/25	200	178
Sealed Air
8.375%, 09/15/21(A)	875	989

Total Containers & Packaging		6,602

Data Processing/Mgmt [0.5%]
Audatex North America
6.000%, 06/15/21(A)	575	575
First Data
8.750%, 01/15/22(A) (F)	2,725	2,800

Total Data Processing/Mgmt		3,375

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.750%, 08/15/22	$475	$474

Distribution/Wholesale [0.3%]
American Builders & Contractors Supply
5.625%, 04/15/21(A)	100	98
Dematic
7.750%, 12/15/20(A)	550	575
HD Supply
10.500%, 01/15/21	100	103
VWR Funding
7.250%, 09/15/17	1,300	1,346

Total Distribution/Wholesale		2,122

Diversified Operations [0.1%]
JB Poindexter
9.000%, 04/01/22(A)	825	866

Drugs [0.2%]
Grifols
8.250%, 02/01/18	700	752
VPII Escrow
7.500%, 07/15/21(A)	350	362
6.750%, 08/15/18(A)	100	103

Total Drugs		1,217

E-Commerce/Services [0.0%]
IAC
4.750%, 12/15/22(A)	400	378

Educational Software [0.2%]
SSI Investments II
11.125%, 06/01/18	1,450	1,589

Electric Utilities [0.5%]
Calpine
7.500%, 02/15/21(A)	535	571
Dynegy
5.875%, 06/01/23(A)	150	136
Energy Future Intermediate Holding
12.250%, 03/01/22(A)	600	663
10.000%, 12/01/20	350	383
6.875%, 08/15/17(A)	175	178
NRG Energy
8.250%, 09/01/20	575	620
7.875%, 05/15/21	875	934
7.625%, 01/15/18	150	160
Star Energy Geothermal Wayang Windu
6.125%, 03/27/20	200	191

Total Electric Utilities		3,836

Electronic Parts Distrib [0.2%]
Rexel
6.125%, 12/15/19(A)	1,275	1,301

Enterprise Software/Serv [0.6%]
Eagle Midco
9.000%, 06/15/18(A)	725	707

Description	Face Amount (000)	Value (000)

Infor US
11.500%, 07/15/18	$550	$623
9.375%, 04/01/19	1,225	1,328
Sophia
9.750%, 01/15/19(A)	1,275	1,364

Total Enterprise Software/Serv		4,022

Entertainment & Gaming [1.1%]
Affinity Gaming
9.000%, 05/15/18	950	981
American Casino & Entertainment Properties
11.000%, 06/15/14	852	850
Ameristar Casinos
7.500%, 04/15/21	725	754
Chester Downs & Marina
9.250%, 02/01/20(A)	550	531
Cinemark USA
7.375%, 06/15/21	375	407
5.125%, 12/15/22	175	169
MGM Resorts International
8.625%, 02/01/19	700	791
7.750%, 03/15/22	775	842
6.750%, 10/01/20	250	259
Regal Cinemas
8.625%, 07/15/19	475	507
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	325	315
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	715	779
7.750%, 10/01/17(A)	225	239
Station Casinos
7.500%, 03/01/21(A)	700	707

Total Entertainment & Gaming		8,131

Export/Import Bank [0.5%]
Sinek Capital Via Edel Capital SA
7.700%, 08/03/15	3,030	3,204

Financial Services [1.1%]
Astana Finance BV
9.000%, 11/16/11(D)	3,000	120
Astana Finance BV, MTN
7.875%, 06/08/10(B) (D)	250	13
DTEK Finance
7.875%, 04/04/18	4,000	3,730
General Motors Financial
4.250%, 05/15/23(A)	100	93
3.250%, 05/15/18(A)	100	97
2.750%, 05/15/16(A)	150	148
International Lease Finance
8.750%, 03/15/17	1,475	1,643
5.875%, 08/15/22	775	768
4.625%, 04/15/21	300	276
Metalloinvest Finance
6.500%, 07/21/16	1,000	1,030

Total Financial Services		7,918

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Firearms and Ammunition [0.2%]
FGI Operating
7.875%, 05/01/20(A)	$1,025	$1,061

Food, Beverage & Tobacco [3.3%]
ARAMARK
5.750%, 03/15/20(A)	1,125	1,150
Avangardco Investments Public
10.000%, 10/29/15	1,000	1,000
B&G Foods
4.625%, 06/01/21	475	454
Constellation Brands
6.000%, 05/01/22	975	1,046
Del Monte
7.625%, 02/15/19	1,600	1,644
ESAL GmbH
6.250%, 02/05/23	500	456
Hawk Acquisition Sub
4.250%, 10/15/20(A)	1,775	1,697
JBS
10.500%, 08/04/16	500	540
Marfrig Overseas
9.625%, 11/16/16	3,130	3,067
MHP
10.250%, 04/29/15	152	157
8.250%, 04/02/20	4,500	4,038
Michael Foods Group
9.750%, 07/15/18	1,025	1,122
Michael Foods Holding
8.500%, 07/15/18(A) (F)	1,125	1,159
Minerva Luxembourg
7.750%, 01/31/23	4,300	4,279
Pinnacle Foods Finance
4.875%, 05/01/21(A)	1,225	1,170
Smithfield Foods
7.750%, 07/01/17	875	965

Total Food, Beverage & Tobacco		23,944

Food-Wholesale/Distrib [0.3%]
US Foods
8.500%, 06/30/19	1,950	2,038

Footwear and Related Apparel [0.0%]
Wolverine World Wide
6.125%, 10/15/20(A)	275	284

Gold Mining [0.3%]
Banro
10.000%, 03/01/17(A) (D)	2,500	1,625
10.000%, 03/01/17(A)	500	325

Total Gold Mining		1,950

Home Decoration Products [0.1%]
RSI Home Products
6.875%, 03/01/18(A)	375	383

Hotels and Motels [0.0%]
Choice Hotels International
5.750%, 07/01/22	200	212

Description	Face Amount (000)	Value (000)

Human Resources [0.1%]
Envision Healthcare
8.125%, 06/01/19	$950	$1,009

Internet Security [0.0%]
VeriSign
4.625%, 05/01/23(A)	225	218

Investment Banker/Broker Dealer [0.4%]
Neuberger Berman Group
5.875%, 03/15/22(A)	400	408
5.625%, 03/15/20(A)	500	518
Nuveen Investments
9.500%, 10/15/20(A)	1,350	1,343
TID Global Sukuk I
0.993%, 12/20/49(D)	3,500	770

Total Investment Banker/Broker Dealer		3,039

Investment Companies [0.8%]
Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18	5,000	5,350

Mach Tools and Rel Products [0.1%]
Mcron Finance Sub
8.375%, 05/15/19(A)	575	586
Milacron
7.750%, 02/15/21(A)	175	175

Total Mach Tools and Rel Products		761

Manufacturing [0.1%]
Cleaver-Brooks
8.750%, 12/15/19(A)	500	525

Marine Services [0.1%]
Oceanografia
11.250%, 07/15/15	1,002	834

Medical Information Sys [0.1%]
MModal
10.750%, 08/15/20(A)	775	624

Medical Products & Services [1.9%]
Biomet
6.500%, 08/01/20	1,300	1,340
6.500%, 10/01/20	925	923
DJO Finance
9.875%, 04/15/18	350	366
7.750%, 04/15/18	1,225	1,210
HCA
7.500%, 02/15/22	1,025	1,135
5.875%, 03/15/22	400	410
5.875%, 05/01/23	825	827
HCA Holdings
7.750%, 05/15/21	1,850	1,998
IASIS Healthcare
8.375%, 05/15/19	1,125	1,136
Omnicare
7.750%, 06/01/20	975	1,068

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Tenet Healthcare
4.500%, 04/01/21(A)	$500	$466
4.375%, 10/01/21(A)	375	344
United Surgical Partners International
9.000%, 04/01/20	1,050	1,134
Universal Hospital Services
7.625%, 08/15/20	950	993
Vanguard Health Holding II
8.000%, 02/01/18	625	662

Total Medical Products & Services		14,012

Medical-HMO [0.4%]
Envision Healthcare Holdings
9.250%, 10/01/17(A) (F)	1,150	1,164
MultiPlan
9.875%, 09/01/18(A)	1,850	2,012

Total Medical-HMO		3,176

Metal-Copper [1.4%]
Carmen Copper
6.500%, 03/21/17	1,000	912
First Quantum Minerals
7.250%, 10/15/19(A)	6,500	6,333
FQM Akubra
8.750%, 06/01/20	3,000	3,068

Total Metal-Copper		10,313

Metal-Iron [0.6%]
Ferrexpo Finance
7.875%, 04/07/16	2,000	1,863
Metalloinvest Finance
5.625%, 04/17/20	2,500	2,287

Total Metal-Iron		4,150

Metals & Mining [0.7%]
Century Aluminum
7.500%, 06/01/21(A)	650	631
TiZir
9.000%, 09/28/17	4,400	4,378

Total Metals & Mining		5,009

Miscellaneous Business Services [0.5%]
Cie Generale de Geophysique - Veritas
9.500%, 05/15/16	75	78
6.500%, 06/01/21	1,150	1,162
Garda World Security
9.750%, 03/15/17(A)	1,275	1,348
Polarcus
8.000%, 06/07/18(A)	1,000	986

Total Miscellaneous Business Services		3,574

Miscellaneous Manufacturing [0.6%]
Compiler Finance Sub
7.000%, 05/01/21(A)	150	145
Mueller Water Products
8.750%, 09/01/20	259	282
7.375%, 06/01/17	950	974

Description	Face Amount (000)	Value (000)

NTRP Via Interpipe
10.250%, 08/02/17(D)	$2,000	$1,720
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	808	873
Stroika Finance Via Emerging Markets Structured Products
7.400%, 03/25/14(E)	254,767	78

Total Miscellaneous Manufacturing		4,072

Office Automation and Equip [0.2%]
CDW
12.535%, 10/12/17	416	439
8.500%, 04/01/19	900	967

Total Office Automation and Equip		1,406

Oil-Field Services [1.2%]
Basic Energy Services
7.750%, 02/15/19	800	790
Forbes Energy Services
9.000%, 06/15/19	625	615
Sea Trucks Group
9.000%, 03/26/18(A)	6,800	6,579
SESI
7.125%, 12/15/21	700	756
6.375%, 05/01/19	150	155

Total Oil-Field Services		8,895

Paper & Related Products [0.9%]
Bio Pappel
10.000%, 08/27/13(E)	2,930	2,865
Grupo Papelero Scribe
8.875%, 04/07/20	3,250	3,120
Unifrax I
7.500%, 02/15/19(A)	350	357

Total Paper & Related Products		6,342

Petroleum & Fuel Products [8.8%]
Access Midstream Partners
4.875%, 05/15/23	925	858
AK Transneft Via TransCapitalInvest
8.700%, 08/07/18	500	589
Antero Resources Finance
6.000%, 12/01/20	1,200	1,182
Athlon Holdings
7.375%, 04/15/21(A)	325	321
ATP Oil & Gas
11.875%, 05/01/15(B)	650	8
BassDrill Alpha
7.500%, 07/05/18(A)	1,000	970
BassDrill Beta
8.500%, 04/24/18(A) (D)	3,000	3,000
Carrizo Oil & Gas
7.500%, 09/15/20	275	286
Chaparral Energy
9.875%, 10/01/20	500	555
Chesapeake Energy
6.875%, 11/15/20	225	244
5.750%, 03/15/23	700	709
5.375%, 06/15/21	500	497

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Chesapeake Oilfield Operating
6.625%, 11/15/19(A)	$875	$866
China Oil & Gas Group
5.250%, 04/25/18	3,000	2,955
Comstock Resources
9.500%, 06/15/20	375	405
7.750%, 04/01/19	225	229
Concho Resources
7.000%, 01/15/21	250	269
5.500%, 04/01/23	450	443
Continental Resources
4.500%, 04/15/23(A)	350	340
DNO International
7.778%, 04/11/16(C)	4,800	4,932
Drill Rigs Holdings
6.500%, 10/01/17(A)	375	374
El Paso
7.250%, 06/01/18	400	443
6.500%, 09/15/20	675	720
Energy Transfer Equity
7.500%, 10/15/20	825	901
EP Energy
9.375%, 05/01/20	750	847
EPE Holdings
8.125%, 12/15/17(A) (F)	469	479
Forest Oil
7.250%, 06/15/19	1,175	1,104
GeoPark Latin America Agencia en Chile
7.500%, 02/11/20(A)	4,000	4,100
Georgian Oil and Gas
6.875%, 05/16/17	3,000	3,030
Halcon Resources
9.750%, 07/15/20	825	823
Holly Energy Partners
8.250%, 03/15/18	150	159
6.500%, 03/01/20	900	907
Inergy Midstream
6.000%, 12/15/20(A)	425	410
InterOil Exploration and Production
15.000%, 03/14/16	16,500	2,730
Kodiak Oil & Gas
5.500%, 01/15/21(A)	200	195
Linn Energy
8.625%, 04/15/20	900	945
Lone Pine Resources Canada
10.375%, 02/15/17(D)	475	342
MarkWest Energy Partners
6.250%, 06/15/22	601	619
MIE Holdings
9.750%, 05/12/16	1,000	1,035
MIE Holdings, MTN
6.875%, 02/06/18	3,700	3,448
Newfield Exploration
5.625%, 07/01/24	875	849
Northern Oil and Gas
8.000%, 06/01/20	350	354
Description	Face Amount (000)	Value (000)

Oasis Petroleum
6.875%, 01/15/23	$600	$618
6.500%, 11/01/21	850	871
Panoro Energy
12.000%, 11/15/18(A)	2,500	2,688
Petroleos de Venezuela
5.000%, 10/28/15	3,000	2,633
4.900%, 10/28/14	1,000	938
Plains Exploration & Production
6.750%, 02/01/22	350	371
Range Resources
5.000%, 03/15/23	250	244
Regency Energy Partners
5.500%, 04/15/23	200	197
4.500%, 11/01/23(A)	350	317
Sabine Pass Liquefaction
5.625%, 02/01/21(A)	650	631
5.625%, 04/15/23(A)	175	165
SandRidge Energy
8.125%, 10/15/22	450	446
7.500%, 03/15/21	125	119
Sibur Securities
3.914%, 01/31/18	3,000	2,775
SM Energy
5.000%, 01/15/24(A)	200	191
State Oil of the Azerbaijan Republic, MTN
4.750%, 03/13/23	2,000	1,810
Tesoro Logistics
5.875%, 10/01/20(A)	225	222
Tethys Oil
9.500%, 09/07/15	20,000	3,131
W&T Offshore
8.500%, 06/15/19	875	903

Total Petroleum & Fuel Products		63,742

Printing & Publishing [0.4%]
Expo Event Transco
9.000%, 06/15/21(A)	600	592
Nielsen Finance
4.500%, 10/01/20(A)	325	312
Southern Graphics
8.375%, 10/15/20(A)	1,050	1,082
Visant
10.000%, 10/01/17	950	876

Total Printing & Publishing		2,862

Quarrying [0.0%]
Compass Minerals International
8.000%, 06/01/19	250	266

Radio [0.5%]
Cumulus Media Holdings
7.750%, 05/01/19	750	733
Entercom Radio
10.500%, 12/01/19	600	674
Sirius XM Radio
5.250%, 08/15/22(A)	175	170
4.625%, 05/15/23(A)	625	578
4.250%, 05/15/20(A)	750	705

CNI CHARTER FUNDS | PAGE 7

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Townsquare Radio
9.000%, 04/01/19(A)	$850	$905

Total Radio		3,765

Real Estate Oper/Develop [0.0%]
Renhe Commercial Holdings
13.000%, 03/10/16	500	290

Research and Development [0.2%]
Jaguar Holding I
9.375%, 10/15/17(A) (F)	575	601
Jaguar Holding II
9.500%, 12/01/19(A)	650	718

Total Research and Development		1,319

Resorts/Theme Parks [0.2%]
Cedar Fair
5.250%, 03/15/21(A)	725	696
Six Flags Entertainment
5.250%, 01/15/21(A)	850	820

Total Resorts/Theme Parks		1,516

Retail [2.6%]
Academy
9.250%, 08/01/19(A)	1,050	1,163
Claire's Stores
6.125%, 03/15/20(A)	250	246
CST Brands
5.000%, 05/01/23(A)	125	122
DineEquity
9.500%, 10/30/18	1,075	1,193
Express
8.750%, 03/01/18	275	294
Grupo Famsa
7.250%, 06/01/20(A)	3,200	3,118
Gymboree
9.125%, 12/01/18	375	352
Hillman Group
10.875%, 06/01/18	975	1,055
Jo-Ann Stores
8.125%, 03/15/19(A)	950	969
Jo-Ann Stores Holdings
9.750%, 10/15/19(A) (F)	900	925
Limited Brands
5.625%, 02/15/22	350	355
Michaels Stores
7.750%, 11/01/18	800	856
New Academy Finance
8.000%, 06/15/18(A) (F)	600	615
NPC International
10.500%, 01/15/20	1,175	1,347
Party City Holdings
8.875%, 08/01/20(A)	425	456
Petco Animal Supplies
9.250%, 12/01/18(A)	425	458
Petco Holdings
8.500%, 10/15/17(A) (F)	1,300	1,326
PVH
4.500%, 12/15/22	200	192

Description	Face Amount (000)	Value (000)

Sally Holdings
6.875%, 11/15/19	$1,075	$1,153
5.750%, 06/01/22	175	178
Serta Simmons Holdings
8.125%, 10/01/20(A)	1,125	1,145
Shearer's Foods
9.000%, 11/01/19(A)	475	502
Suburban Propane Partners
7.500%, 10/01/18	464	487

Total Retail		18,507

Rubber & Plastic [0.7%]
Gajah Tunggal
7.750%, 02/06/18	5,000	4,963

Security Brokers & Dealers [0.5%]
Ally Financial
8.300%, 02/12/15	275	296
8.000%, 03/15/20	325	378
7.500%, 09/15/20	850	980
6.250%, 12/01/17	650	695
5.500%, 02/15/17	1,075	1,123

Total Security Brokers & Dealers		3,472

Security Services [0.1%]
Monitronics International
9.125%, 04/01/20	550	569

Semicon Compo-Intg Circu [0.1%]
NXP BV
5.750%, 02/15/21(A)	200	202
5.750%, 03/15/23(A)	200	202
3.750%, 06/01/18(A)	300	294

Total Semicon Compo-Intg Circu		698

Semi-Conductors [0.3%]
Advanced Micro Devices
7.750%, 08/01/20	325	316
7.500%, 08/15/22	225	218
Flextronics International
5.000%, 02/15/23(A)	300	290
4.625%, 02/15/20(A)	250	243
Freescale Semiconductor
9.250%, 04/15/18(A)	675	727
MagnaChip Semiconductor
10.500%, 04/15/18	550	594

Total Semi-Conductors		2,388

Shipbuilding [0.2%]
OSX 3 Leasing BV
9.250%, 03/20/15(A)	2,100	1,827

Steel & Steel Works [0.1%]
Evraz Group
7.400%, 04/24/17	500	503
Steel Dynamics
5.250%, 04/15/23(A)	75	73

Total Steel & Steel Works		576

CNI CHARTER FUNDS | PAGE 8

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Sugar [0.0%]
Cosan Luxembourg
5.000%, 03/14/23	$250	$238

Telecommunication Equip [0.2%]
CommScope
8.250%, 01/15/19(A)	1,125	1,201
CommScope Holding
6.625%, 06/01/20(A) (F)	475	453

Total Telecommunication Equip		1,654

Telephones & Telecommunications [3.6%]
Altice Financing
8.000%, 12/15/19	4,190	5,672
Bharti Airtel International Netherlands BV
5.125%, 03/11/23	2,000	1,818
Digicel
8.250%, 09/01/17(A)	550	572
7.000%, 02/15/20(A)	450	454
6.000%, 04/15/21	500	473
Digicel Group
10.500%, 04/15/18(A)	600	636
8.250%, 09/30/20(A)	400	414
Intelsat Jackson Holdings
8.500%, 11/01/19	475	512
7.250%, 04/01/19	350	366
7.250%, 10/15/20	900	945
6.625%, 12/15/22(A)	175	170
Intelsat Luxembourg
8.125%, 06/01/23(A)	600	619
7.750%, 06/01/21(A)	450	454
Level 3 Communications
8.875%, 06/01/19	400	416
Level 3 Financing
8.125%, 07/01/19	1,150	1,207
Lynx II
6.375%, 04/15/23(A)	200	202
MetroPCS Wireless
6.625%, 11/15/20	600	623
6.625%, 04/01/23(A)	675	687
Sprint Capital
6.875%, 11/15/28	2,375	2,280
Sprint Nextel
7.000%, 03/01/20(A)	600	648
6.000%, 11/15/22	1,400	1,372
Syniverse Holdings
9.125%, 01/15/19	1,200	1,281
VimpelCom Holdings BV
7.504%, 03/01/22	1,000	1,035
5.200%, 02/13/19	200	195
Wind Acquisition Holdings Finance
12.250%, 07/15/17(F)	3,061	3,084

Total Telephones & Telecommunications		26,135

Textile-Apparel [0.2%]
Texhong Textile Group
6.500%, 01/18/19	1,500	1,399

Description	Face Amount (000)	Value (000)

Textile-Home Furnishings [0.0%]
SIWF Merger Sub
6.250%, 06/01/21(A)	$125	$122

Tools-Hand Held [0.0%]
BC Mountain
7.000%, 02/01/21(A)	250	255

Transportation Services [2.8%]
Azerbaijan Railways Via Aquarius Investments
8.250%, 02/18/16	2,550	2,665
Dubai Holding Commercial Operations, MTN
6.000%, 02/01/17	5,200	7,672
Far East Capital
8.750%, 05/02/20	1,500	1,372
8.000%, 05/02/18	1,500	1,384
Grupo KUO De
6.250%, 12/04/22	2,000	2,047
Royal Caribbean Cruises
5.250%, 11/15/22	300	294
San Miguel, MTN
4.875%, 04/26/23	3,000	2,550
SMU
7.750%, 02/08/20	200	181
Ukraine Railways via Shortline
9.500%, 05/21/18	3,000	2,708

Total Transportation Services		20,873

Waste Disposal [0.1%]
ADS Waste Holdings
8.250%, 10/01/20(A)	475	484

X-Ray Equipment [0.1%]
Hologic
6.250%, 08/01/20	600	622

Total Corporate Bonds
(Cost $441,518)		435,717

Loans [28.2%]
Aerospace/Defense [0.3%]
AM General
10.250%, 03/20/18	525	524
DAE Aviation
6.250%, 10/19/18	370	371
Silver II Acquisition
4.000%, 12/13/19	249	247
Standard Aero
6.250%, 10/19/18	168	168
Transdigm
3.750%, 02/28/20	749	739
WP CPP Holdings
4.750%, 12/21/19	279	278

Total Aerospace/Defense		2,327

Airlines [0.3%]
AMR
0.000%, 06/21/19(G)	1,340	1,338
Delta Air Lines
4.000%, 10/18/18	399	398

CNI CHARTER FUNDS | PAGE 9

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

United Airlines
4.000%, 03/22/19	$110	$110
US Airways
4.250%, 05/21/19	500	493

Total Airlines		2,339

Automotive [0.7%]
Affinia Group
4.750%, 04/25/20	115	115
Allison Transmission
4.250%, 08/15/19	499	500
Bombardier Recreational Products
5.000%, 01/23/19	136	135
Chrysler Group
4.250%, 05/24/17	1,730	1,736
Fleetpride
5.250%, 11/15/19	214	208
Key Safety Systems
4.750%, 05/18/18	149	149
Remy International
4.250%, 02/28/20	439	438
S RAM
4.000%, 06/07/18	137	136
Schaeffler AG
4.250%, 01/20/17	600	600
Tomkins
3.750%, 09/29/16	427	428
Tower International
5.750%, 04/16/20	225	227
Wabash
4.500%, 05/08/19	180	179

Total Automotive		4,851

Building Materials [0.2%]
American Builders & Contractors Supply, Term Loan B
3.500%, 04/16/20	940	932
Atlas Iron Limited
8.750%, 12/07/17	155	154

Total Building Materials		1,086

Chemicals [1.2%]
Aventine Renewable Energy Holdings
12.500%, 12/01/15(D)	379	291
Berry Plastics
3.500%, 02/08/20	3,305	3,266
Consolidated Container
5.000%, 07/03/19	159	160
DuPont Performance Coatings
4.750%, 01/18/20	465	465
Eagle Spinco
3.500%, 01/27/17	110	110
Huntsman International
2.743%, 04/19/17	433	432
Ineos Holdings
4.000%, 04/27/18	2,039	1,995

Description	Face Amount (000)	Value (000)

MacDermid
4.000%, 06/05/20	$220	$218
Oxea
0.000%, 12/06/19(G)	150	149
PQ
4.500%, 02/09/18	165	165
Sage Products
4.250%, 12/13/19	115	115
Taminco Global
4.250%, 02/15/19	163	163
Tronox
4.250%, 02/03/18	450	451
Univar
5.000%, 06/30/17	102	100
Waddington North America
0.000%, 05/21/20(G)	220	218

Total Chemicals		8,298

Computers & Electronics [1.9%]
Ancestry.com Operations
4.250%, 05/11/18	90	90
Apex Tool Group
4.500%, 01/31/20	205	205
Blackboard
6.250%, 10/04/18	259	261
CompuCom Systems
4.250%, 05/07/20	145	142
DataPipe
5.750%, 03/07/19	110	110
Evertec
3.500%, 04/11/20	225	224
Evertec Group
2.778%, 04/17/18	600	595
First Data
4.193%, 03/24/17	1,845	1,797
Flextronics International
0.000%, 10/18/16(G)	175	174
Freescale Semiconductor
5.000%, 02/13/20	2,285	2,265
Genesys Telecomm
4.000%, 01/31/20	103	102
IMS Health
3.750%, 08/26/17	173	173
Infor US
3.750%, 05/22/20	195	192
Lawson Software
5.250%, 04/05/18	417	417
Microsemi
3.750%, 02/17/18	366	366
ON Semiconductor
2.058%, 01/02/18	630	622
Peak 10
7.250%, 10/25/18	269	271
Presidio
5.750%, 03/31/17	308	304
RBS Worldpay
0.000%, 11/30/19(G)	135	135
Riverbed Technology
4.000%, 12/13/19	233	233

CNI CHARTER FUNDS | PAGE 10

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Scientific Games
0.000%, 05/22/20(G)	$1,960	$1,934
Sensata Technologies
3.750%, 05/10/18	179	179
Six3 Systems
7.000%, 09/20/19	229	233
Sophos
6.500%, 05/10/19	129	129
SS&C Technologies
3.500%, 06/07/19	171	170
StoneRiver Holdings
4.500%, 11/29/19	190	188
SunGard Data Systems
4.500%, 01/31/20	1,004	1,004
SurveyMonkey.com
5.500%, 02/05/19	205	205
Vantiv
1.949%, 05/15/18	745	743
Vertafore
4.250%, 11/30/19	284	284

Total Computers & Electronics		13,747

Construction [0.1%]
Aluma Systems
6.250%, 10/16/18	75	75
Brand Energy & Infrastructure Bank Loan
5.750%, 10/24/16	309	311

Total Construction		386

Consumer Nondurables [0.0%]
Huish Detergents
5.500%, 03/21/20	250	247

Entertainment And Leisure [0.7%]
Cedar Fair
3.250%, 03/06/20	230	230
Cinemark USA
3.200%, 12/18/19	234	235
Formula One
4.500%, 04/30/19	113	113
Hoyts Group Holdings
4.000%, 05/22/20	125	125
IMG Worldwide
5.500%, 06/16/16	990	990
Kasima
3.250%, 05/17/21	415	413
Live Nation Entertainment
4.500%, 10/20/16	304	305
Nine Entertainment
3.500%, 01/31/20	295	293
Oceania Cruises
0.000%, 06/26/20(G)	430	427
Regent Seven Seas Cruises
4.750%, 12/21/18	150	151
Sabre Holdings
4.000%, 02/15/18	279	279
SeaWorld Parks & Entertainment
3.000%, 05/30/20	490	485

Description	Face Amount (000)	Value (000)

Warner Music Group
0.000%, 07/01/20(G)	$740	$732
Zuffa
4.500%, 02/25/20	150	149

Total Entertainment And Leisure		4,927

Environmental Services [0.1%]
Advanced Disposal Services
4.250%, 10/05/19	738	735
Progressive Waste Solutions
3.500%, 10/22/19	200	200

Total Environmental Services		935

Financial Services [0.9%]
American Capital
5.500%, 08/15/17	145	145
ION Trading Technologies
4.500%, 05/22/20	145	144
JSC BTA Bank
4.727%, 09/30/13	5,967	4,893
Knight Capital Group
0.000%, 11/30/17(G)	125	123
Springleaf Financial
5.500%, 05/06/17	1,050	1,050

Total Financial Services		6,355

Food And Beverage [1.0%]
Blue Buffalo
4.750%, 08/07/19	284	284
Constellation Brands
2.750%, 05/01/20	750	747
CSM Bakery Supplies
0.000%, 05/22/20(G)	110	109
CTI Foods
0.000%, 06/12/20(G)	235	233
Del Monte
4.000%, 03/08/18	170	169
HJ Heinz
3.500%, 06/07/20	5,325	5,317
Performance Food Group
6.250%, 11/07/19	90	89
Pinnacle Foods Group
3.250%, 04/29/20	285	283
SuperValu
5.000%, 03/21/19	190	188
Tomkins
5.000%, 11/05/18	135	135

Total Food And Beverage		7,554

Food, Beverage & Tobacco [0.1%]
ARAMARK
3.776%, 07/26/16	790	788

Forest Products [0.1%]
Caraustar Industries
7.500%, 04/26/19	150	151

CNI CHARTER FUNDS | PAGE 11

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Reynolds Group Issuer
4.750%, 09/28/18	$363	$363

Total Forest Products		514

Gaming And Hotels [0.8%]
CCM Merger
5.000%, 03/01/17	115	115
Clubcorp Club Operations
5.000%, 11/30/16	101	102
Four Seasons Holdings
0.000%, 06/24/20(G)	595	598
Harrah's Entertainment
5.443%, 01/28/18	2,097	1,850
Las Vegas Sands
2.710%, 11/23/16	1,248	1,243
MGM Resorts International
3.500%, 12/20/19	1,303	1,296
Penn National Gaming
3.750%, 06/14/18	113	113
Seminole Indian Tribe of Florida
4.500%, 04/11/20	515	513

Total Gaming And Hotels		5,830

Healthcare [1.5%]
Aptails Pharma
5.500%, 02/10/17	576	575
Ardent Health Services
6.750%, 07/02/18	319	321
Bausch & Lomb
4.000%, 05/17/19	482	481
Biomet
3.954%, 07/25/17	129	128
Carestream Health
5.000%, 06/05/19	510	504
Catalent Pharma Solutions
6.500%, 12/31/17	90	89
Community Health Systems
3.787%, 01/25/17	587	587
ConvaTec
5.000%, 12/30/16	419	421
Davita HealthCare Partners
4.000%, 08/21/19	299	299
Drumm
5.000%, 05/04/18	641	615
HCA
2.945%, 05/01/18	1,605	1,596
Hologic
4.500%, 07/19/19	476	477
IASIS Healthcare
4.500%, 05/03/18	504	502
Lifepoint Hospitals
2.710%, 07/31/17	170	169
Par Pharmaceutical
4.250%, 09/18/19	488	484
Patheon
7.250%, 12/14/18	254	255
RegionalCare Hospital Partners
7.000%, 11/04/18	354	354

Description	Face Amount (000)	Value (000)

Select Medical
3.540%, 02/19/16	$110	$111
Universal Health Services
3.750%, 11/15/16	390	390
Valeant Pharmaceuticals
0.000%, 06/26/20(G)	1,444	1,437
Vanguard Health Systems
3.750%, 01/29/16	182	182
Warner Chilcott
4.250%, 03/14/18	644	644

Total Healthcare		10,621

Home Furnishings [0.1%]
Serta Simmons Holdings
5.000%, 09/19/19	889	888

Insurance [0.5%]
Alliant Holdings
5.000%, 12/07/19	299	298
Asurion
0.000%, 06/19/20(G)	2,794	2,750
Compass Minerals International
5.250%, 12/14/19	354	355
Sedgwick CMS Holdings
4.250%, 06/12/18	355	355

Total Insurance		3,758

Leasing [0.3%]
A'Ayan Leasing
3.349%, 04/13/20(D)	3,000	1,020
Avis Budget Car Rental
3.000%, 03/15/19	338	338
AWAS Aviation
3.500%, 06/26/18	155	156
Hertz
3.750%, 03/12/18	935	931

Total Leasing		2,445

Machinery [0.4%]
Alliance Laundry Systems
4.500%, 12/07/18	502	503
Dematic
5.250%, 12/18/19	299	299
Frac Tech International
8.500%, 05/06/16	831	799
General Power Systems
3.500%, 06/22/18	335	332
Milacron
4.250%, 03/21/20	120	119
Nacco Materials Handling
5.000%, 11/08/18	214	215
Pact Group Pty
3.750%, 05/22/20	165	164
Wesco Distribution
4.500%, 12/04/19	175	175

Total Machinery		2,606

CNI CHARTER FUNDS | PAGE 12

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Manufacturing [0.0%]
Allflex Holdings
0.000%, 06/05/20(G)	$195	$195

Media [3.1%]
Acquisitions Cogeco Cable II
3.250%, 09/20/19	129	129
Bresnan Broadband Holdings
4.500%, 12/14/17	334	333
Cequel Communications
4.000%, 02/10/19	1,064	1,054
Charter Communications Operating
0.000%, 04/10/20(G)	2,975	2,935
Clear Channel Communications
3.844%, 01/29/16	4,112	3,735
CSC Holdings
2.195%, 04/16/18	2,175	2,152
Cumulus Media Holdings
4.500%, 09/17/18	990	995
Encompass Digital Media
6.750%, 08/10/17	170	170
Entercom Communications
5.000%, 11/17/18	153	154
Granite Broadcasting
6.750%, 05/23/18	210	211
Gray Television
4.750%, 10/11/19	516	518
Hubbard Radio
4.500%, 04/28/17	270	271
Kabel Deutschland
3.250%, 02/01/19	995	991
Liberty Cablevision
10.000%, 06/11/18	525	529
LIN Television
4.000%, 12/15/18	149	149
MediaCom Broadband
4.000%, 01/20/20	259	259
Mediacom Communications
3.250%, 01/22/21	1,070	1,060
Radio One
7.500%, 03/23/16	438	446
San Juan Cable
6.000%, 06/09/17	324	326
Sinclair Television Group
0.000%, 10/28/16(G)	345	344
TWCC Holding
3.500%, 02/13/17	214	214
Univision Communications
4.500%, 03/01/20	1,352	1,330
UPC Financing Partnership
3.250%, 06/10/21	660	656
Village Roadshow Films
4.750%, 11/16/17	1,120	1,139
Virgin Media Investment
3.500%, 02/15/20	2,340	2,312

Total Media		22,412

Description	Face Amount (000)	Value (000)

Metals & Mining [0.5%]
BWAY Holding
4.500%, 08/07/17	$160	$160
Freeport-McMoRan Copper & Gold
0.000%, 02/12/18(G)	1,000	1,000
Ma San
9.952%, 07/03/14	1,000	998
Novelis
3.750%, 03/10/17	1,282	1,283
Walter Energy
5.750%, 04/02/18	420	408

Total Metals & Mining		3,849

Oil & Gas [2.6%]
Alon USA
9.250%, 11/13/18	391	406
Ameriforge Group
5.000%, 01/22/20	100	99
Bashneft
1.752%, 08/16/14	2,917	2,880
Chesapeake Energy
5.750%, 12/01/17	2,240	2,267
CITGO Petroleum
8.000%, 06/24/15	373	374
Dynegy
4.000%, 04/23/20	155	154
EMG Utica
4.750%, 03/26/20	890	885
Energy Transfer Partners
3.750%, 03/23/17	398	399
EP Energy
4.500%, 04/26/19	695	693
Glencore International
2.084%, 07/12/13	1,875	1,867
Glenn Pool Oil & Gas
4.500%, 05/02/16	1,123	1,123
Macquarie Infrastructure
3.250%, 05/16/20	155	155
MEG Energy
3.750%, 03/31/20	1,433	1,429
NGPL Pipeco
6.750%, 09/15/17	134	133
Obsidian Natural Gas Trust
7.000%, 11/02/15	1,247	1,253
Pacific Drilling
4.500%, 05/18/18	355	353
Philadelphia Energy Solutions
6.250%, 04/03/18	160	159
Ruby Western Pipeline
3.500%, 03/27/20	280	279
Samson Investment Company
6.000%, 09/19/18	250	249
Sonangol Finance
1.194%, 10/15/14	2,097	2,071
Tesoro
2.523%, 01/30/16	360	359

CNI CHARTER FUNDS | PAGE 13

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Vantage Drilling
6.250%, 10/17/17	$1,350	$1,347

Total Oil & Gas		18,934

Personal Services [0.0%]
Weight Watchers International
3.750%, 04/02/20	340	338

Printing & Publishing [0.5%]
Interactive Data
3.750%, 02/11/18	613	609
McGraw-Hill Global Education
9.000%, 03/18/19	200	197
Merrill
7.250%, 03/08/18	441	442
MTL Publishing
4.250%, 03/05/18	338	338
Nielsen Finance
2.943%, 05/02/16	530	530
Southern Graphic Systems
5.000%, 10/11/19	219	220
Tribune
4.000%, 12/31/19	1,312	1,308

Total Printing & Publishing		3,644

Professional & Business Services [1.3%]
Acosta
5.000%, 03/02/18	335	336
Affinion Group Holdings
6.500%, 10/08/16	834	792
Alix Partners
4.500%, 05/29/19	303	303
Bright Horizons Family Solutions
4.000%, 01/24/20	105	105
Digital Globe
3.750%, 01/31/20	545	543
Duff & Phelps
4.500%, 03/14/20	115	115
First Advantage
6.250%, 02/28/19	290	288
Getty Images
4.750%, 10/03/19	140	138
Harland Clarke Holdings
7.000%, 04/26/18	4,225	4,053
Inc. Research
6.000%, 07/12/18	564	563
Instant Web
3.573%, 08/07/14	715	506
ISS
3.750%, 04/18/18	240	239
LPL Holdings
3.250%, 03/29/19	130	129
Moneygram
4.250%, 03/26/20	140	140
Nielsen Business Media
5.500%, 06/12/20	210	209
Nuveen Investments
4.195%, 05/13/17	240	238
Pre Paid Legal Services
0.000%, 06/07/19(G)	330	329

Description	Face Amount (000)	Value (000)

Total Safety US
5.750%, 03/11/20	$110	$110
Van Wagner Communications
8.250%, 08/03/18	249	252

Total Professional & Business Services		9,388

Real Estate [0.9%]
Capital Automotive
6.000%, 04/30/20	2,155	2,155
CB Richard Ellis
2.954%, 03/26/21	860	857
iStar Financial
4.500%, 10/11/17	2,471	2,472
Realogy
4.500%, 10/10/16	333	333
Starwood Property Trust
3.500%, 04/17/20	95	95
TCW
4.000%, 12/20/19	224	224

Total Real Estate		6,136

Retail Food & Drug [0.2%]
Albertsons
4.750%, 05/21/19	560	555
Rite Aid
4.000%, 02/07/20(G)	1,200	1,200

Total Retail Food & Drug		1,755

Retailing [0.9%]
Academy Sports Limited
4.750%, 08/03/18	184	184
Amscan Holdings
4.250%, 07/23/19	694	688
Brasa
7.500%, 07/22/19	139	140
Burger King
3.750%, 09/26/19	124	125
CDW
3.500%, 04/29/20	465	458
Collective Brands Finance
7.250%, 10/09/19	279	281
Dunkin' Brands
3.750%, 02/14/20	914	910
Evergreen Acquisition
4.000%, 07/09/19	199	199
Gymboree
5.000%, 02/23/18	265	255
Harbor Frieght Tools
6.500%, 11/14/17	164	165
HMK Intermediate
5.750%, 04/01/19	347	347
JC Penney
6.000%, 05/21/18	550	551
Landry's Restaurants
4.750%, 04/19/18	272	272
Light Tower Fiber
2.445%, 04/12/18	75	75
Michaels Stores
3.750%, 01/28/20	360	359

CNI CHARTER FUNDS | PAGE 14

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Ollie's Bargain Outlet
5.250%, 09/27/19	$140	$139
OSI Restaurant Partners
3.500%, 10/23/19	102	102
Petco Animal Supplies
4.000%, 11/24/17	379	378
Toys-R-Us
6.000%, 09/01/16	388	378
Wendy's/Arby's Group
3.250%, 05/15/19	178	177

Total Retailing		6,183

Securities & Trusts [0.2%]
MIP Delaware
4.000%, 07/12/18	165	165
RPI Finance
3.500%, 05/09/18	1,484	1,485

Total Securities & Trusts		1,650

Shipping & Ship Building [0.2%]
American Petroleum Tank
3.750%, 09/28/19	265	264
American Petroleum Tankers Parent
0.000%, 06/19/20(G)	190	189
HGIM
5.500%, 06/12/20	735	735
Navios Maritime Partners
0.000%, 06/19/18(G)	355	351

Total Shipping & Ship Building		1,539

Steel [1.0%]
Boomerang Tube
11.000%, 10/02/17	234	230
Fortescue Metals
5.250%, 10/12/17	3,771	3,746
Interpipe Ukraine
5.313%, 03/06/14	3,610	3,213

Total Steel		7,189

Telecommunications [4.0%]
Alcatel Lucent
7.250%, 01/29/19	1,314	1,324
Arris Group
3.500%, 04/17/20	760	752
Avaya
4.788%, 10/26/17	658	591
Bulgaria Telecom
5.500%, 01/15/20	5,000	6,118
Cellular South
3.250%, 05/22/20	85	85
Consolidated Communications
5.250%, 12/31/18	224	226
Crown Castle International
3.250%, 01/31/19	896	890
Frontier Communications
3.075%, 10/15/16	5,000	5,000

Description	Face Amount (000)	Value (000)

Integra Telecom
5.250%, 02/22/19	$635	$639
Intelsat Jackson Holdings
4.250%, 04/02/18	2,582	2,582
Leap Wireless
4.750%, 03/01/20	345	341
Level 3 Communications
4.750%, 08/01/19	3,485	3,482
Light Tower Fiber
4.500%, 04/13/20	600	596
Syniverse Holdings
5.000%, 04/23/19	1,096	1,092
Telx Group
6.250%, 09/22/17	216	216
Time Warner Telecom Holdings
2.700%, 04/05/20	80	80
Vodafone Americas Finance
6.875%, 08/11/15	2,620	2,652
WideOpenWest Finance
4.750%, 03/26/19	235	235
Windstream
4.000%, 08/08/19	413	414
Zayo Group
4.500%, 07/02/19	1,847	1,844

Total Telecommunications		29,159

Textile & Apparel Mfg. [0.1%]
PVH
3.250%, 02/13/20	750	748
Wolverine World Wide
4.000%, 07/31/19	70	70

Total Textile & Apparel Mfg.		818

Transportation [0.7%]
American Commercial Lines
7.500%, 09/20/19	300	294
Azeria Railways
4.194%, 12/17/14	4,500	4,275

Total Transportation		4,569

Utilities [0.8%]
AES
0.000%, 06/01/18(G)	748	749
Astoria Generating
8.500%, 10/26/17	190	196
Calpine
4.000%, 04/01/18	2,330	2,324
InterGen NV
5.500%, 06/05/20	150	147
La Frontera Generation
4.500%, 09/30/20	255	253
NRG Energy
2.750%, 07/01/18	811	802
PowerTeam Services
5.500%, 05/06/20(G)	225	222
Texas Competitive
4.693%, 10/10/17	685	478

CNI CHARTER FUNDS | PAGE 15

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

TPF Generation Holdings
4.750%, 11/06/17	$175	$175

Total Utilities		5,346

Total Loans
(Cost $204,130)		203,606

Asset-Backed Securities [2.9%]
BT SPE (Acquired 07/06/11, Acquisition Cost $13,916,998)
9.250%, 06/06/16(D) (H) (I)	13,917	13,477
Start CLO, Ser 2011-7A, Cl A
15.274%, 06/09/16(A) (C)	3,500	3,618
Start VI CLO, Ser 2010-6A
16.284%, 04/01/15(A) (C)	500	513
Start VI CLO, Ser 2010-6X, Cl A
16.284%, 04/01/15 (C)	500	512
Yapi Kredi Diversified Payment Rights Finance, Ser 2010-1
0.909%, 11/21/14 (C) (D)	2,824	2,757

Total Asset-Backed Securities
(Cost $21,253)		20,877

Sovereign Debt [1.6%]
Bosnia & Herzegovina
1.063%, 12/11/21	1,268	1,320
1.063%, 12/11/17	2,168	2,342
City of Kyiv via Kyiv Finance
9.375%, 07/11/16	1,190	1,120
Egyptian Paris Club
3.120%, 01/01/21	339	268
Ghana Government
14.250%, 07/25/16	1,489	638
Mongolia International
4.125%, 01/05/18	1,000	933
Republic of Belarus
8.750%, 08/03/15	2,000	2,005
United Republic of Tanzania
6.450%, 03/08/20 (C)	3,000	3,000

Total Sovereign Debt
(Cost $11,867)		11,626

Convertible Bonds [1.3%]
Diversified Minerals [0.3%]
African Minerals
8.500%, 02/10/17	2,600	2,482

Medical Products & Services [0.1%]
Bio City Development BV
8.000%, 07/06/18	1,000	999

Metal-Iron [0.2%]
London Mining Jersey
8.000%, 02/15/16	1,500	1,399

Miscellaneous Manufacturing [0.4%]
TMK Bonds
5.250%, 02/11/15	2,500	2,482

Description	Face Amount (000)/ Shares	Value (000)

Petroleum & Fuel Products [0.3%]
Alliance Oil
7.250%, 07/16/14	$2,000	$2,023

Total Convertible Bonds
(Cost $9,652)		9,385

Sovereign Loan [0.3%]
Kenya Ministry of Finance
5.207%, 05/15/14	2,000	1,990

Total Sovereign Loan
(Cost $1,981)		1,990

Mortgage-Backed Security [0.1%]
Sea Lane, Ser 2011-1X, Cl A
14.275%, 02/12/16 (C)	1,000	1,033

Total Mortgage-Backed Security
(Cost $1,000)		1,033

	Number of Warrants
Warrants [0.1%]
Central Bank of Nigeria,
Expires 11/15/20**	2,000	356

Total Warrants
(Cost $377)		356

Common Stock [0.0%]
Energy [0.0%]
Aventine Renewable Energy Holdings **	3,836	77

Total Common Stock
(Cost $0)		77

Short-Term Investment [10.1%]
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	72,809,115	72,809

Total Short-Term Investment
(Cost $72,809)		72,809

Total Investments [104.9%]
(Cost $764,587)†		$757,476

Percentages are based on Net Assets of $722,206 ($ Thousands).

†
At June 30, 2013, the tax basis cost of the Fund's investments was $764,587 ($ Thousands), and the unrealized appreciation and depreciation were $11,230 ($ Thousands) and $(18,341) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2013.
**	Non-income producing security.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2013, the value of these securities amounted to $125,050 ($ Thousands), representing 17.3% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2013.

CNI CHARTER FUNDS | PAGE 16

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

(D)	Security considered illiquid. The total value of such securities as of June 30, 2013 was $28,890 ($ Thousands) and represented 4.0% of net assets of the Fund.
(E)	Step Bond — The rate reported is the rate in effect on June 30, 2013. The coupon on a step bond changes on a specific date.
(F)	Payment in Kind
(G)	Unsettled bank loan.
(H)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2013 was $13,477 ($ Thousands) and represented 1.9% of Net Assets of the Fund.

(I)	Security is considered restricted. The total market value of such security as of June 30, 2013 was $13,477 ($Thousands) and represented 1.9% of Net Assets of the Fund.

Cl — Class
CLO — Collateralized Loan Obligation
EUR — Euro
GBP — British Pound Sterling
HMO — Health Maintenance Organization
MTN — Medium Term Note
MXP — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krone
Ser — Series
SPE — Special Purpose Entity
USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

					Unrealized
	Currency to		Currency to		Appreciation/
	Deliver		Receive		(Depreciation)
Settlement Date	(Thousands)		(Thousands)		($ Thousands)
7/31/13	EUR	12,500	USD	16,291	$1 9
7/31/13	GBP	5,185	USD	7,916	32
3/6/14	MXP	23,000	USD	1,735	(2)
3/6/14	USD	1,841	MXP	23,000	(105)
4/30/14	NOK	17,750	USD	2,993	101
5/2/14	SEK	22,000	USD	3,318	59
					$104

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
US Bank	(33,886)	33,990	$104
			$104

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$435,717	$—	$435,717
Loans	—	203,606	—	203,606
Asset-Backed Securities	—	7,400	13,477	20,877
Sovereign Debt	—	11,626	—	11,626
Convertible Bonds	—	9,385	—	9,385
Sovereign Loan	—	1,990	—	1,990
Mortgage-Backed Security	—	1,033	—	1,033
Warrants	—	356	—	356
Common Stock	—	77	—	77
Short-Term Investment	72,809	—	—	72,809
Total Investments in Securities	$72,809	$671,190	$13,477	$757,476

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$104	$—	$—	$104

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in Asset-Backed Securities
Beginning balance as of January 1, 2013	$17,034
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	116
Net purchases	—
Net sales	(3,673)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2013	$13,477

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2013	Valuation Techniques
BT SPE	$13,476,525	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

CNI CHARTER FUNDS | PAGE 17

Schedule of Investments
June 30, 2013 (Unaudited)

Fixed Income Opportunities Fund

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 18

Schedule of Investments
June 30, 2013 (Unaudited)

Multi-Asset Fund

Description	Shares	Value (000)

Exchange Traded Funds [45.2%]
Financial Select Sector SPDR	37,843	$738
Industrial Select Sector SPDR	17,056	726
iShares S&P MidCap 400 Index Fund	3,245	375
Powershares DB Gold	15,989	666
SPDR S&P 500	28,133	4,501
SPDR S&P Dividend	33,762	2,238
Technology Select Sector SPDR	11,832	362
Vanguard Global Ex-U.S. Real Estate	10,234	546
Vanguard MSCI EAFE	44,452	1,583
Vanguard REIT	7,850	540
Vanguard Small Cap Value	19,900	1,865
Wisdomtree Emerging Markets Equity Income Fund	19,352	933
Wisdomtree Japan Hedged Equity Fund	16,260	742

Total Exchange Traded Funds
(Cost $15,073)		15,815

Unaffiliated Registered Investment Companies [31.4%]
DoubleLine Total Return Bond Fund	89,809	991
Eaton Vance Floating Rate Advantage Fund	204,731	2,273
ING Global Real Estate Fund	69,632	1,261
Ivy High Income Fund	195,045	1,668
Principal Preferred Securities Fund	127,497	1,318
Vanguard Short-Term Bond Index Fund	332,320	3,489

Total Unaffiliated Registered Investment Companies
(Cost $10,892)		11,000

Affiliated Registered Investment Companies (A) [20.1%]
CNI Corporate Bond Fund, Servicing Class	227,761	2,426
CNI Government Bond Fund, Institutional Class	166,993	1,755
CNI High Yield Bond Fund, Institutional Class	115,988	997
CNI Limited Maturity Fixed Income Fund, Institutional Class	166,018	1,846

Total Affiliated Registered Investment Companies
(Cost $7,052)		7,024

Short-Term Investments [3.4%]
CNI Prime Money Market Fund, Cl I, 0.030%*(A)	586,982	587

Description	Shares	Value (000)

SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	586,674	$587

Total Short-Term Investments
(Cost $1,174)		1,174

Total Investments [100.1%]
(Cost $34,191)†		$35,013

Percentages are based on Net Assets of $34,988 ($ Thousands).

†
At June 30, 2013, the tax basis cost of the Fund's investments was $34,191 ($ Thousands), and the unrealized appreciation and depreciation were $1,366 ($ Thousands) and $(544) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2013.
(A)	Investment in Affiliate.

Cl — Class
EAFE — Europe Australasia and the Far East
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

As of June 30, 2013, all of the Fund’s investments are Level 1.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Dividend & Income Fund

Description	Shares	Value (000)

Common Stock [90.1%]††
Consumer Discretionary [5.1%]
Mattel	70,000	$3,172
McDonald's	25,000	2,475
Regal Entertainment Group, Cl A	69,300	1,240

Total Consumer Discretionary		6,887

Consumer Staples [25.9%]
Altria Group	14,250	499
B&G Foods	55,000	1,873
Campbell Soup	15,000	672
Clorox	20,400	1,696
Coca-Cola	18,000	722
ConAgra Foods	27,800	971
Dr Pepper Snapple Group	35,400	1,626
General Mills	51,800	2,514
Hershey	17,000	1,518
Imperial Tobacco Group ADR	23,152	1,611
JM Smucker	2,600	268
Kellogg	37,000	2,376
Kimberly-Clark	15,500	1,506
Kraft Foods Group	13,194	737
Lancaster Colony	5,000	390
Lorillard	62,490	2,729
PepsiCo	8,000	654
Philip Morris International	34,600	2,997
Procter & Gamble	30,169	2,323
Reynolds American	10,692	517
Sysco	52,600	1,797
Unilever ADR	22,200	898
Vector Group	101,664	1,649
Wal-Mart Stores	30,000	2,235

Total Consumer Staples		34,778

Energy [10.3%]
Buckeye Partners	4,400	309
Chevron	12,683	1,501
Crestwood Midstream Partners	25,300	631
Dorchester Minerals	9,000	220
Enbridge Energy Partners	15,000	457
Energy Transfer Partners	3,700	187
Enterprise Products Partners	27,092	1,684
Equities	13,752	1,092
Exxon Mobil	19,938	1,801
Kinder Morgan Energy Partners	5,700	487
NuStar Energy	11,250	514
Occidental Petroleum	22,000	1,963
ONEOK Partners	2,400	119
Penn West Petroleum	24,806	262
Plains All American Pipeline	31,600	1,764
Spectra Energy	4,753	164
TransCanada(A)	13,928	600

Total Energy		13,755

Financials [3.6%]
Arthur J Gallagher	13,200	577
Cincinnati Financial	39,700	1,822
FirstMerit	28,571	572

Description	Shares	Value (000)

Mizuno Finance* (B)	36,000	$455
NBT Bancorp	25,935	549
Travelers	6,067	485
US Bancorp	10,000	362

Total Financials		4,822

Healthcare [7.7%]
Bristol-Myers Squibb	57,000	2,547
Eli Lilly	36,900	1,813
GlaxoSmithKline ADR	30,000	1,499
Johnson & Johnson	29,500	2,533
Merck	9,150	425
Pfizer	41,944	1,175
Zoetis*	13,220	408

Total Healthcare		10,400

Industrials [2.1%]
3M	5,400	590
Eaton(A)	31,000	2,040
Honeywell International	1,872	149

Total Industrials		2,779

Information Technology [4.0%]
IBM	4,500	860
Intel	65,000	1,575
Microsoft	75,500	2,607
Paychex	10,000	365

Total Information Technology		5,407

Materials [2.9%]
EI du Pont de Nemours	40,900	2,147
Nucor	15,000	650
Olin	32,000	765
Southern Copper	12,128	335

Total Materials		3,897

REITs [11.2%]
Apartment Investment & Management, Cl A	17,229	518
Camden Property Trust	8,914	616
CommonWealth*	10,000	251
EPR Properties	18,200	915
Health Care Property Investors	33,546	1,524
Health Care REIT	11,612	779
Healthcare Realty Trust	17,000	434
Liberty Property Trust	17,385	643
Mack-Cali Realty	35,000	857
National Health Investors	20,000	1,197
National Retail Properties	36,500	1,256
Plum Creek Timber	24,000	1,120
Public Storage*	10,000	257
Senior Housing Properties Trust	13,000	337
Sovran Self Storage	10,036	650
Tanger Factory Outlet Centers	27,984	936
Ventas	35,132	2,440

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Dividend & Income Fund

Description	Shares	Value (000)

Weyerhaeuser	9,170	$261

Total REITs		14,991

Shipping & Transportation [0.6%]
Chorus Aviation* (A)	55,000	116
Fly Leasing ADR	37,370	630

Total Shipping & Transportation		746

Telecommunication Services [5.7%]
AT&T	67,000	2,372
Consolidated Communications Holdings	75,900	1,321
Deutsche Telekom ADR	49,300	574
Verizon Communications	46,067	2,319
Windstream	136,128	1,050

Total Telecommunication Services		7,636

Utilities [11.0%]
AmeriGas Partners	28,200	1,394
Atmos Energy	15,000	616
Brookfield Infrastructure Partners	20,000	730
Cleco	4,536	211
Duke Energy	22,526	1,520
Entergy	13,700	955
Ferrellgas Partners	7,300	158
FirstEnergy	20,000	747
Hawaiian Electric Industries	24,010	608
National Fuel Gas	13,286	770
NiSource	20,000	573
Northeast Utilities	31,992	1,344
Northwest Natural Gas	8,396	357
OGE Energy	16,800	1,146
Pinnacle West Capital	4,185	232
Portland General Electric	12,000	367
PPL	20,000	605
Suburban Propane Partners	11,200	520
UIL Holdings	11,000	421
United Utilities Group ADR	19,318	403
Wisconsin Energy	27,500	1,127

Total Utilities		14,804

Total Common Stock
(Cost $88,081)		120,902

Preferred Stock [1.0%]
REITs [0.6%]
First Potomac Realty Trust*	10,000	263
National Retail Properties*	10,000	254
Public Storage*	10,000	250

Total REITs		767

Telecommunication Services [0.4%]
Qwest*	20,000	523

Total Telecommunication Services		523

Total Preferred Stock
(Cost $1,250)		1,290

Description	Face Amount (000)/ Shares	Value (000)

Asset-Backed Security [0.5%]
BT SPE (Acquired 07/06/11, Acquisition Cost $805,991)
9.250%, 06/06/16(C) (D) (E)	$712	$689

Total Asset-Backed Security
(Cost $711)		689

Short-Term Investments [8.4%]
CNI Charter Government Money Market Fund, Servicing Cl, 0.010%**‡	5,638,347	5,639
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	5,638,347	5,638

Total Short-Term Investments
(Cost $11,277)		11,277

Total Investments [100.0%]
(Cost $101,319)†		$134,158

Percentages are based on Net Assets of $134,203 ($ Thousands).

†
At June 30, 2013, the tax basis cost of the Fund's investments was $101,319 ($ Thousands), and the unrealized appreciation and depreciation were $35,433 ($ Thousands) and $(2,594) ($ Thousands), respectively.

††	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2013.
‡	Investment in Affiliate.
(A)	Foreign Security.
(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2013.
(C)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security at June 30, 2013 was $689 ($ Thousands) and represented 0.51% of the net assets of the Fund.

(D)	Security considered restricted. The total value of such securities as of June 30, 2013 was $689 ($ Thousands) and represented 0.51% of the net assets of the Fund.
(E)	Security considered illiquid. The total value of such securities as of June 30, 2013 was $689 ($ Thousands) and represented 0.51% of the net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
REITs — Real Estate Investment Trusts
SPE — Special Purpose Entity

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

Dividend & Income Fund

The following is a list of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$120,902	$—	$—	$120,902
Preferred Stock	1,290	—	—	1,290
Asset-Backed Security	—	—	689	689
Short-Term Investments	11,277	—	—	11,277
Total Investments in Securities	$133,469	$—	$689	$134,158

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of June 30, 2013:

Investments in Asset-Backed Security ($ Thousands)
Beginning balance as of January 1, 2013	$871
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	6
Net purchases	—
Net sales	(188)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2013	$689

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2013	Valuation Techniques
BT SPE	$689,108	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2013 (Unaudited)

U.S. Core Equity Fund

Description	Shares	Value (000)

Common Stock [98.2%]
Aerospace & Defense [1.5%]
United Technologies	18,700	$1,738

Auto Components [1.3%]
Magna International	21,600	1,538

Biotechnology [4.6%]
Celgene *	25,400	2,969
Gilead Sciences *	47,100	2,412

Total Biotechnology		5,381

Capital Markets [3.1%]
Affiliated Managers Group *	7,700	1,262
State Street	36,900	2,406

Total Capital Markets		3,668

Chemicals [1.4%]
Mosaic	29,400	1,582

Commercial Banks [3.6%]
M&T Bank	15,500	1,732
Wells Fargo	60,400	2,493

Total Commercial Banks		4,225

Communications Equipment [2.5%]
Qualcomm	47,300	2,889

Computers & Peripherals [4.9%]
Apple	10,200	4,040
EMC	71,600	1,691

Total Computers & Peripherals		5,731

Construction & Engineering [3.0%]
Chicago Bridge & Iron	32,000	1,909
Quanta Services *	59,000	1,561

Total Construction & Engineering		3,470

Consumer Finance [2.0%]
American Express	31,900	2,385

Diversified Financial Services [4.7%]
Citigroup	46,700	2,240
JPMorgan Chase	60,400	3,189

Total Diversified Financial Services		5,429

Diversified Manufacturing [1.0%]
Textron	46,400	1,209

Diversified Telecommunication Services [2.8%]
AT&T	43,600	1,543
Verizon Communications	34,800	1,752

Total Diversified Telecommunication Services		3,295

Description	Shares	Value (000)

Energy Equipment & Services [5.4%]
Cameron International *	27,200	$1,664
National Oilwell Varco	34,800	2,398
Schlumberger	31,600	2,264

Total Energy Equipment & Services		6,326

Food & Staples Retailing [5.1%]
Casey's General Stores	24,600	1,480
Costco Wholesale	18,500	2,045
CVS	42,000	2,402

Total Food & Staples Retailing		5,927

Food Products [2.3%]
ConAgra Foods	33,800	1,180
WhiteWave Foods, Cl A *	90,933	1,478

Total Food Products		2,658

Health Care Equipment & Supplies [2.7%]
Baxter International	22,700	1,573
Covidien	25,500	1,602

Total Health Care Equipment & Supplies		3,175

Health Care Providers & Services [1.6%]
UnitedHealth Group	28,400	1,860

Hotels, Restaurants & Leisure [1.4%]
Starbucks	25,500	1,670

Household Furniture & Fixtures [1.4%]
PulteGroup *	87,300	1,656

Industrial Conglomerates [1.0%]
Danaher	18,700	1,184

Insurance [5.0%]
ACE	15,500	1,387
Prudential Financial	38,800	2,834
Travelers	19,900	1,590

Total Insurance		5,811

Internet Software & Services [4.8%]
eBay *	20,900	1,081
Facebook, Cl A *	62,700	1,559
Google, Cl A *	3,400	2,993

Total Internet Software & Services		5,633

IT Services [4.9%]
Accenture, Cl A	14,700	1,058
IBM	5,100	975
Mastercard, Cl A	3,100	1,781
Visa, Cl A	10,300	1,882

Total IT Services		5,696

Leisure Equipment & Products [1.4%]
Polaris Industries	17,700	1,682

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

U.S. Core Equity Fund

Description	Shares	Value (000)

Life Sciences Tools & Services [1.7%]
Thermo Fisher Scientific	23,600	$1,997

Machinery [3.2%]
Cummins	16,400	1,778
Wabtec	35,500	1,897

Total Machinery		3,675

Media [3.6%]
Comcast, Cl A	48,800	2,044
DIRECTV *	34,100	2,101

Total Media		4,145

Oil, Gas & Consumable Fuels [4.8%]
Continental Resources *	20,800	1,790
Exxon Mobil	21,500	1,943
Occidental Petroleum	20,200	1,802

Total Oil, Gas & Consumable Fuels		5,535

Paper & Forest Products [1.3%]
International Paper	33,200	1,471

Pharmaceuticals [2.7%]
Allergan	19,900	1,677
Mylan *	46,800	1,452

Total Pharmaceuticals		3,129

Real Estate Management & Development [0.8%]
Jones Lang LaSalle	10,600	966

Road & Rail [1.4%]
Union Pacific	10,300	1,589

Semiconductors & Semiconductor Equipment [1.3%]
Intel	60,800	1,473

Specialty Retail [2.6%]
Bed Bath & Beyond *	25,500	1,808
Home Depot	16,000	1,240

Total Specialty Retail		3,048

Water Utilities [1.4%]
American Water Works	39,800	1,641

Total Common Stock
(Cost $105,147)		114,487

Short-Term Investments [1.7%]
CNI Prime Money Market Fund, Cl I, 0.030% ** (A)	957,169	957

Description	Shares	Value (000)

SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010% **	957,169	$957

Total Short-Term Investments
(Cost $1,914)		1,914

Total Investments [99.9%]
(Cost $107,061)†		$116,401

Percentages are based on Net Assets of $116,546 ($ Thousands).

†
At June 30, 2013, the tax basis cost of the Fund's investments was $107,061 ($ Thousands), and the unrealized appreciation and depreciation were $12,007 ($ Thousands) and $(2,667) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2013.
(A)	Investment in Affiliate.

Cl — Class

As of June 30, 2013, all of the Fund’s investments are Level 1.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Common Stock [97.8%]
Aerospace & Defense [1.6%]
Boeing	1,784	$183
General Dynamics	287	22
Honeywell International	1,336	106
L-3 Communications Holdings, Cl 3	77	7
Lockheed Martin	436	47
Northrop Grumman	202	17
Precision Castparts	269	61
Raytheon	3,977	263
Rockwell Collins	229	14
United Technologies	722	67

Total Aerospace & Defense		787

Airlines [0.1%]
Southwest Airlines	1,888	24

Apparel/Textiles [0.5%]
Coach	733	42
Fossil *	140	14
Nike, Cl B	1,364	87
PVH	214	27
Ralph Lauren, Cl A	162	28
VF	230	44

Total Apparel/Textiles		242

Auto Components [0.1%]
BorgWarner *	304	26
Delphi Automotive	759	39
Goodyear Tire & Rubber *	199	3

Total Auto Components		68

Automotive [4.2%]
AutoZone *	95	40
Ford Motor	38,768	600
General Motors *	953	32
Harley-Davidson	434	24
Johnson Controls	15,381	550
Paccar	13,927	747

Total Automotive		1,993

Banks [4.5%]
Bank of America	64,801	833
Bank of New York Mellon	2,035	57
CIT Group *	12,500	583
Citigroup	2,631	126
Comerica	308	12
Fifth Third Bancorp	744	14
Huntington Bancshares	2,211	17
KeyCorp	1,623	18
Leucadia National	246	7
M&T Bank	247	28
Moody's	510	31
PNC Financial Services Group	449	33
State Street	392	26
SunTrust Banks	453	14

Description	Shares	Value (000)

US Bancorp	4,891	$177
Wells Fargo	4,250	175
Zions Bancorporation	487	14

Total Banks		2,165

Beauty Products [0.8%]
Estee Lauder, Cl A	461	30
Procter & Gamble	4,721	364

Total Beauty Products		394

Biomedical Research & Products [0.3%]
Celgene *	1,090	127

Biotechnology [1.3%]
Alexion Pharmaceuticals *	510	47
Amgen	1,954	193
Biogen Idec *	618	133
Gilead Sciences *	3,979	204
Regeneron Pharmaceuticals *	205	46

Total Biotechnology		623

Broadcasting & Cable [2.8%]
Cisco Systems	42,435	1,032
F5 Networks *	204	14
Harris	200	10
JDS Uniphase *	618	9
Motorola Solutions	230	13
Qualcomm	4,549	278

Total Broadcasting & Cable		1,356

Building & Construction [1.1%]
DR Horton	729	16
Masco	931	18
Owens Corning *	12,600	493

Total Building & Construction		527

Business Services [2.9%]
Accenture, Cl A	1,313	95
Automatic Data Processing	916	63
Cognizant Technology Solutions, Cl A *	792	50
Computer Sciences	291	13
eBay *	3,100	160
Fidelity National Information Services	613	26
Fiserv *	349	31
Mastercard, Cl A	275	158
Omnicom Group	465	29
Paychex	603	22
SAIC	239	3
Total System Services	278	7
Visa, Cl A	1,340	245
Xerox	53,524	485

Total Business Services		1,387

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Chemicals [2.8%]
Air Products & Chemicals	179	$16
Airgas	125	12
CF Industries Holdings	156	27
Dow Chemical	1,029	33
Eastman Chemical	401	28
Ecolab	697	59
EI du Pont de Nemours	1,589	83
FMC	355	22
International Flavors & Fragrances	154	12
LyondellBasell Industries, Cl A	5,416	359
Monsanto	1,393	138
Mosaic	723	39
Potash Corp of Saskatchewan	9,900	377
PPG Industries	373	55
Praxair	548	63
Sigma-Aldrich	225	18

Total Chemicals		1,341

Commercial Banks [1.3%]
BB&T	17,798	603
Regions Financial	2,424	23

Total Commercial Banks		626

Communication & Media [3.3%]
Cablevision Systems, Cl A	187	3
CBS, Cl B	1,510	74
Comcast, Cl A	6,909	289
DIRECTV *	1,461	90
Discovery Communications, Cl A *	642	50
Interpublic Group	686	10
McGraw-Hill	543	29
News, Cl A *	5,254	171
Scripps Networks Interactive, Cl A	222	15
Starz *	15,500	343
Time Warner	6,023	348
Time Warner Cable, Cl A	759	85
Viacom, Cl B	824	56
Washington Post, Cl B	4	2

Total Communication & Media		1,565

Computer & Electronics Retail [0.0%]
GameStop, Cl A	100	4

Computer Software [2.9%]
Adobe Systems *	1,307	60
CA	285	8
Microsoft	28,414	981
Oracle	9,642	296
Symantec	1,348	30

Total Computer Software		1,375

Computer System Design & Services [3.1%]
Apple	2,465	976

Description	Shares	Value (000)

Dell	1,263	$17
Hewlett-Packard	1,609	40
IBM	1,841	352
NetApp	705	27
SanDisk *	206	12
Seagate Technology	844	38
Teradata *	423	21
Western Digital	179	11

Total Computer System Design & Services		1,494

Computers & Peripherals [0.3%]
EMC	5,516	130

Construction & Engineering [0.0%]
Jacobs Engineering Group *	110	6
Quanta Services *	559	15

Total Construction & Engineering		21

Construction Materials [0.0%]
Vulcan Materials	262	13

Consumer Products & Services [0.5%]
Clorox	240	20
Colgate-Palmolive	1,700	97
Hasbro	99	5
Kimberly-Clark	718	70
Mattel	910	41

Total Consumer Products & Services		233

Containers & Packaging [0.1%]
Ball	385	16
Bemis	164	6
Owens-Illinois *	138	4

Total Containers & Packaging		26

Distributors [0.0%]
Genuine Parts	133	10

Diversified Consumer Services [0.0%]
H&R Block	439	12

Diversified Manufacturing [0.9%]
3M	1,180	129
Danaher	1,115	71
General Electric	8,929	207
Parker Hannifin	129	12
Textron	238	6

Total Diversified Manufacturing		425

Diversified Metals & Mining [0.1%]
Alcoa	894	7
Allegheny Technologies	89	2
Cliffs Natural Resources	121	2
Freeport-McMoRan Copper & Gold, Cl B	895	25
Newmont Mining	408	12

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

United States Steel	118	$2

Total Diversified Metals & Mining		50

Drugs [4.9%]
Abbott Laboratories	3,065	107
AbbVie	15,376	636
Actavis *	335	42
Allergan	586	49
AmerisourceBergen, Cl A	197	11
Bristol-Myers Squibb	3,011	134
Eli Lilly	2,596	127
Forest Laboratories *	202	8
Johnson & Johnson	5,073	436
Merck	7,876	366
Mylan *	998	31
Perrigo	231	28
Pfizer	12,589	353
Zoetis, Cl A *	1,322	41

Total Drugs		2,369

Electrical Equipment [0.1%]
Emerson Electric	1,190	65

Electrical Services [1.7%]
Ameren	208	7
American Electric Power	420	19
CenterPoint Energy	365	9
CMS Energy	228	6
Consolidated Edison	250	15
DTE Energy	150	10
Duke Energy	608	41
Eaton	800	53
Exelon	745	23
First Solar *	59	3
FirstEnergy	357	13
Integrys Energy Group	70	4
NextEra Energy	365	30
NiSource	264	8
Northeast Utilities	10,268	432
Pepco Holdings	215	4
Pinnacle West Capital	95	5
PPL	508	15
Public Service Enterprise Group	437	14
Rockwell Automation	278	23
Roper Industries	259	32
SCANA	119	6
Southern	746	33
TECO Energy	177	3
Wisconsin Energy	198	8
Xcel Energy	425	12

Total Electrical Services		828

Electronic Equipment & Instruments [1.6%]
Amphenol, Cl A	421	33
Arrow Electronics *	16,800	670
FLIR Systems	122	3

Description	Shares	Value (000)

Jabil Circuit	153	$3
Molex	245	7
TE Connectivity	685	31

Total Electronic Equipment & Instruments		747

Energy [0.2%]
Dominion Resources	496	28
Edison International	281	14
Entergy	153	11
PG&E	378	17
Sempra Energy	394	32

Total Energy		102

Engineering Services [0.0%]
Fluor	136	8

Entertainment [0.6%]
Carnival	377	13
Chipotle Mexican Grill, Cl A *	63	23
Darden Restaurants	111	5
International Game Technology	218	4
Marriott International, Cl A	449	18
Starbucks	1,966	129
Starwood Hotels & Resorts Worldwide	377	24
Wyndham Worldwide	357	20
Wynn Resorts	208	27

Total Entertainment		263

Financial Services [2.5%]
American Express	6,911	517
Capital One Financial	8,195	515
Charles Schwab	944	20
CME Group, Cl A	262	20
Discover Financial Services	1,294	61
Hudson City Bancorp	405	4
IntercontinentalExchange *	147	26
Nasdaq Stock Market	99	3
NYSE Euronext	211	9
People's United Financial	293	4
SLM	1,187	27
Western Union	472	8

Total Financial Services		1,214

Food, Beverage & Tobacco [3.2%]
Beam	138	9
Brown-Forman, Cl B	394	27
Coca-Cola	10,067	404
Coca-Cola Enterprises	487	17
ConAgra Foods	356	12
Constellation Brands, Cl A *	402	21
Dr Pepper Snapple Group	533	24
General Mills	1,067	52
Kellogg Company	455	29
Molson Coors Brewing, Cl B	134	6
Monster Beverage *	379	23
PepsiCo	11,060	905

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
June 30, 2013 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Safeway	206	$5

Total Food, Beverage & Tobacco		1,534

Gas/Natural Gas [0.0%]
AGL Resources	100	4
ONEOK	176	7

Total Gas/Natural Gas		11

Health Care Technology [0.1%]
Cerner *	382	37

Healthcare Products & Services [2.1%]
Agilent Technologies	901	39
Cardinal Health	291	14
Humana	135	11
Life Technologies *	451	33
McKesson	5,958	682
Medtronic	1,732	89
PerkinElmer	292	9
Thermo Fisher Scientific	737	62
UnitedHealth Group	878	58
Waters *	167	17

Total Healthcare Products & Services		1,014

Household Furniture & Fixtures [0.2%]
Garmin	94	3
Harman International Industries	58	3
Lennar, Cl A	432	16
Newell Rubbermaid	752	20
PulteGroup *	874	17
Stanley Black & Decker	136	10
Whirlpool	67	8

Total Household Furniture & Fixtures		77

Independent Power Producers & Energy Trader [0.0%]
AES	526	6
NRG Energy	278	8

Total Independent Power Producers & Energy Trader		14

Industrial [0.1%]
Dun & Bradstreet	70	7
Equifax	316	18
Robert Half International	270	9

Total Industrial		34

Insurance [8.4%]
ACE	294	26
Aetna	324	20
Aflac	394	23
Allstate	397	19
American International Group *	18,225	815
Aon	601	39
Assurant	66	3
Berkshire Hathaway, Cl B *	7,669	858
Description	Shares	Value (000)

Chubb	219	$18
Cigna	245	18
Cincinnati Financial	125	6
DaVita *	221	27
Express Scripts Holding *	1,473	91
Genworth Financial, Cl A *	44,905	512
Hartford Financial Services Group	378	12
HCC Insurance Holdings	12,500	539
Lincoln National	223	8
Loews	262	12
Marsh & McLennan	967	38
MetLife	17,616	806
Principal Financial Group	231	9
Progressive	469	12
Prudential Financial	778	57
Tenet Healthcare *	92	4
Torchmark	79	5
Travelers	322	26
Unum Group	225	7
XL Group, Cl A	245	7

Total Insurance		4,017

Internet & Catalog Retail [0.4%]
Expedia	189	11
Netflix *	145	31
priceline.com *	135	112
TripAdvisor *	289	17

Total Internet & Catalog Retail		171

Investment Banker/Broker Dealer [1.1%]
Ameriprise Financial	531	43
BlackRock, Cl A	240	62
E*Trade Financial *	237	3
Franklin Resources	363	49
Goldman Sachs Group	361	55
Invesco	878	28
JPMorgan Chase	3,266	172
Legg Mason	95	3
Morgan Stanley	1,148	28
Northern Trust	186	11
T Rowe Price Group	684	50

Total Investment Banker/Broker Dealer		504

Machinery [1.4%]
Caterpillar	558	46
Cummins	461	50
Deere	794	65
Dover	314	24
Flowserve	284	15
Illinois Tool Works	1,090	76
Ingersoll-Rand	519	29
Joy Global	90	4
Pall	200	13
Pentair	363	21
Snap-on	156	14
Titan International	19,300	326

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
June 30, 2013 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Xylem	309	$8

Total Machinery		691

Manufacturing [0.9%]
Tyco International	12,545	413

Medical Products & Services [6.0%]
Bard (C.R.)	149	16
Baxter International	7,822	542
Becton Dickinson	339	34
Boston Scientific *	2,159	20
CareFusion *	6,330	233
Covidien	11,079	696
DENTSPLY International	274	11
Edwards Lifesciences *	297	20
Hospira *	140	6
Intuitive Surgical *	105	53
Laboratory Corp of America Holdings *	6,981	699
Patterson	11,072	417
Quest Diagnostics	135	8
St. Jude Medical	241	11
Stryker	514	33
Varian Medical Systems *	220	15
WellPoint	260	21
Zimmer Holdings	351	26

Total Medical Products & Services		2,861

Miscellaneous Manufacturing [0.0%]
Leggett & Platt	376	12

Multi-Media [0.5%]
Walt Disney	3,778	239

Office Equipment & Supplies [0.0%]
Avery Dennison	85	4

Office Furniture & Fixtures [0.4%]
Autodesk *	450	15
BMC Software *	260	12
Citrix Systems *	349	21
Electronic Arts *	254	6
Intuit	740	45
Red Hat *	493	24
Salesforce.com *	1,416	54

Total Office Furniture & Fixtures		177

Paper & Related Products [1.3%]
International Paper	374	17
MeadWestvaco	150	5
Sealed Air	24,138	578

Total Paper & Related Products		600

Personal Products [0.7%]
Avon Products	366	8

Description	Shares	Value (000)

Elizabeth Arden *	7,500	$338

Total Personal Products		346

Petroleum & Fuel Products [9.5%]
Anadarko Petroleum	882	76
Apache	337	28
Baker Hughes	377	17
Cabot Oil & Gas	406	29
Cameron International *	418	26
Chesapeake Energy	432	9
Chevron	1,676	198
ConocoPhillips	4,358	264
Consol Energy	185	5
Denbury Resources *	17,777	308
Devon Energy	315	16
Diamond Offshore Drilling	60	4
Ensco, Cl A	195	11
EOG Resources	715	94
EQT	250	20
Exxon Mobil	8,078	730
FMC Technologies *	396	22
Halliburton	1,508	63
Helmerich & Payne	91	6
Hess	249	16
Kinder Morgan	540	21
Marathon Oil	600	21
Marathon Petroleum	536	38
Murphy Oil	154	9
Nabors Industries	246	4
National Oilwell Varco	368	25
Newfield Exploration *	114	3
Noble	6,111	230
Noble Energy	939	56
Occidental Petroleum	694	62
Peabody Energy	214	3
Phillips 66	3,968	234
Pioneer Natural Resources	358	52
QEP Resources	152	4
Range Resources	310	24
Rowan, Cl A *	102	3
Schlumberger	2,578	185
Southwestern Energy *	18,920	691
Spectra Energy	576	20
Tesoro	356	19
Transocean	5,900	283
Valero Energy	7,143	248
Whiting Petroleum *	7,000	323
Williams	1,171	38
WPX Energy *	174	3

Total Petroleum & Fuel Products		4,541

Printing & Publishing [0.2%]
ADT	423	17
Cintas	273	12
Gannett	382	9
Iron Mountain	289	8
Pitney Bowes	173	2
Republic Services, Cl A	252	9

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
June 30, 2013 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Stericycle *	228	$25

Total Printing & Publishing		82

Railroads [0.1%]
CSX	855	20
Kansas City Southern	213	22

Total Railroads		42

Real Estate Investment Trust [1.2%]
American Tower, Cl A	1,044	76
Apartment Investment & Management, Cl A	263	8
AvalonBay Communities	217	29
Boston Properties	274	29
Equity Residential	577	33
HCP	850	39
Health Care	749	50
Host Hotels & Resorts	627	11
Kimco Realty	729	16
Macerich	221	13
Plum Creek Timber	291	14
ProLogis	417	16
Public Storage	260	40
Simon Property Group	608	96
Ventas	601	42
Vornado Realty Trust	295	24
Weyerhaeuser	1,077	31

Total Real Estate Investment Trust		567

Real Estate Management & Development [1.3%]
Brookfield Asset Management, Cl A	16,900	609
CBRE Group, Cl A *	580	13

Total Real Estate Management & Development		622

Retail [3.3%]
Abercrombie & Fitch, Cl A	65	3
AutoNation *	64	3
Bed Bath & Beyond *	378	27
Best Buy	225	6
CarMax *	438	20
Costco Wholesale	708	78
CVS	1,040	60
Dollar General *	615	31
Dollar Tree *	583	30
Family Dollar Stores	248	15
Gap	760	32
Home Depot	3,858	299
JC Penney *	117	2
Kohl's	173	9
Kroger	444	15
L Brands	625	31
Lowe's	2,821	115
Macy's	323	16
McDonald's	1,781	176

Description	Shares	Value (000)

Nordstrom	392	$23
O'Reilly Automotive *	289	33
PetSmart	272	18
Ross Stores	578	37
Sherwin-Williams	227	40
Staples	558	9
SYSCO	509	17
Target	553	38
Tiffany	205	15
TJX	1,887	94
Urban Outfitters	287	12
Walgreen	732	32
Wal-Mart Stores	1,416	106
Whole Foods Market	911	47
Yum! Brands	901	62

Total Retail		1,551

Semi-Conductors [1.4%]
Advanced Micro Devices *	525	2
Altera	582	19
Analog Devices	623	28
Applied Materials	3,166	47
Broadcom, Cl A	1,383	47
Intel	13,074	317
KLA-Tencor	434	24
Lam Research *	309	14
Linear Technology	476	18
LSI *	1,435	10
Microchip Technology	390	14
Micron Technology *	1,651	24
NVIDIA	489	7
Teradyne *	501	9
Texas Instruments	2,156	75
Xilinx	513	20

Total Semi-Conductors		675

Steel & Steel Works [0.0%]
Nucor	535	23

Telephones & Telecommunications [3.4%]
AT&T	10,652	377
CenturyLink	521	19
Corning	35,549	506
Crown Castle International *	772	56
Frontier Communications	842	3
Sprint Nextel *	7,973	56
Verizon Communications	4,854	244
Vodafone Group ADR	12,100	348
Windstream	498	4

Total Telephones & Telecommunications		1,613

Trading Companies & Distributors [0.1%]
Fastenal	708	33
WW Grainger	120	30

Total Trading Companies & Distributors		63

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
June 30, 2013 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Transportation Services [0.8%]
CH Robinson Worldwide	283	$16
Expeditors International of Washington	351	14
FedEx	254	25
Norfolk Southern	264	19
Union Pacific	1,226	189
United Parcel Service, Cl B	1,259	109

Total Transportation Services		372

Trucking [0.0%]
Ryder System	44	3

Waste Management Services [0.0%]
Waste Management	373	15

Web Portals/ISP [2.1%]
Akamai Technologies *	469	20
Amazon.com *	949	264
Google, Cl A *	702	618
Juniper Networks *	428	8
VeriSign *	394	18
Yahoo! *	2,523	63

Total Web Portals/ISP		991

Wholesale [0.5%]
Archer-Daniels-Midland	565	19
Campbell Soup	318	14
Hershey	390	35
Hormel Foods	116	4
JM Smucker	193	20
Kraft Foods Group	512	29
McCormick	343	24
Mead Johnson Nutrition, Cl A	362	29
Mondelez International, Cl A	1,522	43
Tyson Foods, Cl A	241	6

Total Wholesale		223

Total Common Stock
(Cost $40,450)		46,753

Short-Term Investments [2.5%]
CNI Government Money Market Fund, Cl I, 0.010% ** (A)	598,153	598
SEI Daily Income Trust Government Fund, Cl A, 0.020% **	598,153	598

Total Short-Term Investments
(Cost $1,196)		1,196

Total Investments [100.3%]
(Cost $41,646)†		$47,949

Percentages are based on Net Assets of $47,812 ($ Thousands).

†
At June 30, 2013, the tax basis cost of the Fund's investments was $41,646 ($ Thousands), and the unrealized appreciation and depreciation were $6,937 ($ Thousands) and $(634) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2013.
(A)	Investment in Affiliate.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2013, all of the Fund’s investments are Level 1.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 7

Schedule of Investments
June 30, 2013 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)

Common Stock [96.2%]
Automotive [5.1%]
Ford Motor	174,200	$2,695
Johnson Controls	36,700	1,313
Paccar	49,000	2,629

Total Automotive		6,637

Banks [4.4%]
Bank of America	193,000	2,482
CIT Group *	69,100	3,222

Total Banks		5,704

Broadcasting & Cable [2.6%]
Cisco Systems	140,800	3,423

Building & Construction [1.7%]
Owens Corning *	56,200	2,196

Business Services [2.1%]
Xerox	295,000	2,676

Chemicals [1.9%]
EI du Pont de Nemours	47,700	2,504

Commercial Banks [2.6%]
BB&T	97,400	3,300

Communication & Media [2.5%]
Starz *	85,400	1,887
Time Warner	22,700	1,313

Total Communication & Media		3,200

Computer Software [2.2%]
Microsoft	82,700	2,855

Drugs [2.4%]
AbbVie	73,300	3,030

Electrical Equipment [0.9%]
Emerson Electric	22,200	1,211

Electrical Services [4.3%]
Eaton	50,000	3,291
Northeast Utilities	55,200	2,320

Total Electrical Services		5,611

Electronic Equipment & Instruments [2.8%]
Arrow Electronics *	92,400	3,682

Financial Services [3.1%]
American Express	25,500	1,906
CME Group, Cl A	27,200	2,067

Total Financial Services		3,973

Food, Beverage & Tobacco [2.9%]
PepsiCo	45,900	3,754

Description	Shares	Value (000)

Healthcare Products & Services [3.1%]
Cardinal Health	28,200	$1,331
McKesson	23,200	2,657

Total Healthcare Products & Services		3,988

Insurance [11.2%]
American International Group *	92,000	4,112
Berkshire Hathaway, Cl B *	23,000	2,574
Chubb	29,000	2,455
Genworth Financial, Cl A *	257,600	2,939
HCC Insurance Holdings	55,500	2,393

Total Insurance		14,473

Machinery [1.4%]
Titan International	108,800	1,835

Manufacturing [1.0%]
Tyco International	37,475	1,235

Medical Products & Services [9.9%]
Baxter International	35,500	2,459
Becton Dickinson	12,000	1,186
CareFusion *	32,500	1,198
Covidien	40,200	2,526
Laboratory Corp of America Holdings *	31,600	3,163
Patterson	61,700	2,320

Total Medical Products & Services		12,852

Paper & Related Products [2.3%]
Sealed Air	125,000	2,994

Personal Products [1.5%]
Elizabeth Arden *	42,000	1,893

Petroleum & Fuel Products [10.4%]
ConocoPhillips	53,000	3,207
Denbury Resources *	124,000	2,148
Phillips 66	21,000	1,237
Southwestern Energy *	101,300	3,700
Spectra Energy	58,600	2,019
Whiting Petroleum *	25,000	1,152

Total Petroleum & Fuel Products		13,463

Property & Casualty Insurance [1.7%]
Fidelity National Financial, Cl A	94,000	2,238

Real Estate Investment Trust [2.3%]
Redwood Trust	111,000	1,887
Weyerhaeuser	40,000	1,140

Total Real Estate Investment Trust		3,027

Real Estate Management & Development [2.7%]
Brookfield Asset Management, Cl A	96,000	3,458

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)

Retail [1.7%]
Home Depot	28,000	$2,169

Semi-Conductors [1.0%]
Intel	54,200	1,313

Telephones & Telecommunications [3.5%]
Corning	177,400	2,524
Vodafone Group ADR	66,800	1,920

Total Telephones & Telecommunications		4,444

Transportation Services [1.0%]
United Parcel Service, Cl B	14,300	1,237

Total Common Stock
(Cost $101,706)		124,375

Short-Term Investment [4.8%]
AIM STIT-Government TaxAdvantage Portfolio, 0.020%**	6,114,841	6,115

Total Short-Term Investment
(Cost $6,115)		6,115

Total Investments [101.0%]
(Cost $107,821)†		$130,490

Percentages are based on Net Assets of $129,260 ($ Thousands).

†
At June 30, 2013, the tax basis cost of the Fund's investments was $107,821 ($ Thousands), and the unrealized appreciation and depreciation were $23,701 ($ Thousands) and $(1,032) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2013.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2013, all of the Fund’s investments are Level 1.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
June 30, 2013 (Unaudited)

Emerging Markets Fund

Description	Shares	Value (000)

Common Stock [89.0%]
Cambodia [3.5%]
NagaCorp	10,646,600	$8,305

China [29.7%]
AAC Technologies Holdings	913,700	5,160
Bank of China, Cl H	3,998,000	1,644
China Medical System Holdings	2,315,300	2,066
China Mobile	200,500	2,094
China State Construction International Holdings	1,304,000	2,031
CIMC Enric Holdings	3,068,000	4,770
Dongyue Group	1,000,000	400
Goodbaby International Holdings	5,900,000	2,343
Great Wall Motor, Cl H	1,946,500	8,395
Man Wah Holdings	1,915,200	2,402
PICC Property & Casualty, Cl H	1,052,280	1,187
Ping An Insurance Group of China, Cl H	700,500	4,715
Prince Frog International Holdings	6,044,000	4,177
Shanghai Fosun Pharmaceutical Group, Cl H	734,500	1,197
Shanghai Pharmaceuticals Holding, Cl H	1,071,000	2,008
Sunac China Holdings	4,544,000	2,976
Sunny Optical Technology Group	1,200,000	1,448
TCL Multimedia Technology Holdings	2,164,000	1,278
Tencent Holdings	193,000	7,570
Tingyi Cayman Islands Holding	1,068,000	2,781
XTEP International Holdings	10,953,500	4,576
Zhejiang Expressway, Cl H	4,390,000	3,577
ZTE, Cl H *	895,100	1,442

Total China		70,237

Hong Kong [11.8%]
Bosideng International Holdings	20,236,000	4,227
Chow Sang Sang Holdings International	900,000	1,826
CPMC Holdings	3,051,000	2,211
Future Bright Holdings	3,774,000	1,090
Galaxy Entertainment Group *	1,696,000	8,309
Lijun International Pharmaceutical Holding	1,658,000	524
Magic Holdings International	8,747,000	5,413
Skyworth Digital Holdings	5,705,589	2,884
Yuzhou Properties	6,403,200	1,486

Total Hong Kong		27,970

India [18.6%]
Bajaj Auto	19,806	641
Bank of Baroda	155,992	1,507
Cairn India	275,800	1,346
Coal India *	516,700	2,631
Cognizant Technology Solutions, Cl A *	24,700	1,546

Description	Shares	Value (000)

CRISIL	66,304	$1,238
Dr. Reddy's Laboratories ADR	103,400	3,911
HCL Technologies	148,402	1,938
HDFC Bank	48,160	543
HDFC Bank ADR	51,800	1,877
ICICI Bank	131,442	2,369
ICICI Bank ADR	118,700	4,540
ITC	460,258	2,512
KPIT Cummins Infosystems	390,403	801
NHPC *	3,499,817	1,087
Persistent Systems *	103,223	872
Puravankara Projects	788,491	1,125
Satyam Computer Services *	706,104	1,452
Shree Cement	13,480	1,059
Sobha Developers	553,072	3,267
Sun Pharmaceutical Industries *	94,951	1,616
Tata Global Beverages	1,149,406	2,599
Tata Motors ADR	105,500	2,473
Yes Bank *	142,041	1,107

Total India		44,057

Indonesia [8.0%]
Bank Mandiri	2,267,000	2,056
Ciputra Development	18,029,500	2,453
Global Mediacom	6,665,000	1,444
Lippo Karawaci *	11,820,000	1,810
Media Nusantara Citra *	19,858,000	6,252
Ramayana Lestari Sentosa	14,364,500	1,881
Surya Citra Media	4,325,500	1,188
United Tractors	1,037,500	1,902

Total Indonesia		18,986

Malaysia [6.0%]
Genting Malaysia	1,793,000	2,207
Magnum *	3,623,300	4,140
Malayan Banking	1,562,617	5,144
Sime Darby	892,700	2,707

Total Malaysia		14,198

Philippines [4.3%]
GT Capital Holdings	122,610	2,257
Megaworld *	17,147,000	1,310
Metro Pacific Investments	12,854,500	1,571
Metropolitan Bank & Trust	628,600	1,615
San Miguel Pure Foods	38,490	194
SM Prime Holdings	6,889,975	2,600
Vista Land & Lifescapes	4,830,000	628

Total Philippines		10,175

South Korea [0.9%]
Samsung Electronics	1,724	2,026

Thailand [6.2%]
Bank of Ayudhya	1,557,200	1,782
Charoen Pokphand Foods - Foreign	1,827,900	1,518
Krung Thai Bank - Foreign	5,468,250	3,579
L.P.N. Development	2,200,000	1,710

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
June 30, 2013 (Unaudited)

Emerging Markets Fund

Description	Shares	Value (000)

L.P.N. Development NVDR	342,400	$266
Minor International	1,743,200	1,394
Minor International - Foreign	700,000	560
PTT Exploration & Production - Foreign	460,812	2,355
Siam Cement - Foreign	98,500	1,454

Total Thailand		14,618

Total Common Stock
(Cost $189,577)		210,572

Short-Term Investments [11.9%]
CNI Charter Government Money Market Fund, Cl I, 0.010% ** (A)	15,751,575	15,751
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	12,318,869	12,319

Total Short-Term Investments
(Cost $28,070)		28,070

	Number of Rights
Rights [0.1%]
Magnum,
Expires 07/05/13*	1,811,650	275

Total Rights
(Cost $0)		275

Total Investments [101.0%]
(Cost $217,647)†		$238,917

Percentages are based on Net Assets of $236,477 ($ Thousands).

†
At June 30, 2013, the tax basis cost of the Fund's investments was $217,647 ($ Thousands), and the unrealized appreciation and depreciation were $29,693 ($ Thousands) and $(8,423) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2013.
(A)	Investment in Affiliate.

ADR — American Depositary Receipt
Cl — Class NVDR — Non-Voting Depositary Receipt

As of June 30, 2013, all of the Fund’s investments are Level 1.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI-QH-002-0700

CNI CHARTER FUNDS | PAGE 2

Item 2.  Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CNI Charter Funds

By (Signature and Title)	/s/Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: August 28, 2013

By (Signature and Title)	/s/Eric Kleinschmidt
Eric Kleinschmidt,
Controller and COO

Date: August 28, 2013